UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.4%

	MUNICIPAL BONDS – 96.4%

	Alabama – 0.4%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	$6,174,494

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.500%, 1/01/21 – AGM Insured	10/15 at 100.00	AA	1,007,500
1,000	5.500%, 1/01/22	10/15 at 100.00	A–	1,007,500

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,207,100
10,165	Total Alabama			10,396,594

	Alaska – 0.1%

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/15 at 100.00	B	1,718,260

	Arizona – 3.3%

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A (4)	140,568

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	565,030

5,000	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A, 5.000%, 7/01/16	No Opt. Call	AA+	5,219,200

2,300	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds, Maricopa County Regional Area Road Fund, Series 2009, 5.000%, 7/01/16	No Opt. Call	AA+	2,400,832

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	212,510

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+	257,933

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	Aa3 (4)	7,210,589

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	564,955

3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	3,762,847

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	10/15 at 100.00	A1	752,843

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 (Pre-refunded 8/01/16) – NPFG Insured	8/16 at 100.00	AA– (4)	781,185

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	284,372

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA	493,532

Nuveen Investments	1

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	$4,486,480

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,022,752
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	7,538,280

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	1,053,790

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB	1,062,970

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,885	6.000%, 7/01/33	7/20 at 102.00	BB	1,885,000
2,000	6.000%, 7/01/43	7/20 at 102.00	BB	1,939,200

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BB+	857,761

1,000	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (4)	1,082,820

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2	777,706

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2 (4)	292,361

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	4,065,274

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	1/16 at 100.00	A–	305,304

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A–	1,159,630
7,725	5.000%, 12/01/32	No Opt. Call	A–	8,540,528
7,000	5.000%, 12/01/37	No Opt. Call	A–	7,698,460

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,091,340

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AAA	537,330

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,807,013

2,220	Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2015, 4.000%, 7/01/16	No Opt. Call	AAA	2,297,012

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,846,721
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,167,718
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,192,378

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,242,990

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$894	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	$903,789

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	A–	410,012
76,334	Total Arizona			83,911,015

	Arkansas – 0.1%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB–	541,275
1,020	6.000%, 6/01/40	6/20 at 100.00	BBB–	1,117,696
1,520	Total Arkansas			1,658,971

	California – 10.4%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	2,145,912

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.971%, 4/01/34 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (4)	1,444,040

1,715	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,916,461

285	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	318,716

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30 (Pre-refunded 11/02/15)	11/15 at 100.00	Aa2 (4)	1,012,340

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,818,845

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	538,394

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,432,211

3,380	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,750,076

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	A–	14,807,689

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,181,960

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A+	1,171,090

600	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 (Pre-refunded 9/04/15) – AMBAC Insured	9/15 at 100.00	Aa2 (4)	602,688

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.770%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	1,165,864

20,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 3/01/16	No Opt. Call	AA–	20,562,599

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	AA–	9,210,206

Nuveen Investments	3

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	$1,623,594

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,901,071

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.384%, 7/01/47-AGM Insured (IF)	7/18 at 100.00	AA	2,017,512

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	912,815

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	10/15 at 100.00	CCC	741,155
5,300	5.250%, 7/01/35	10/15 at 100.00	CCC	4,771,378
2,000	5.000%, 7/01/39	10/15 at 100.00	CCC	1,721,800

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,113,100

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,174,037

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,174,037

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.862%, 11/15/46 (IF)	11/16 at 100.00	AA-	787,617

2,175	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	1,893,599

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	498,852

1,960	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,984,578

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Faculties District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	572,337

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	748,139
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	4,267,600

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,387,493

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,050	4.500%, 6/01/27	6/17 at 100.00	B	9,605,488
3,480	5.000%, 6/01/33	6/17 at 100.00	B	2,918,398
8,740	5.750%, 6/01/47	6/17 at 100.00	B	7,480,129

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,102,940

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,580,099

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BBB– (4)	1,761,870

20,000	Los Angeles Community College District, California, General Obligation Bonds, 2008 Election, Series 2015G, 5.000%, 8/01/15	No Opt. Call	AA+	20,000,000

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	$1,134,200

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	619,645

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	3,329,910

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,160,110

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,122,660

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,818,696
2,500	6.500%, 11/01/39	No Opt. Call	A	3,286,675

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	10/15 at 100.00	AA– (4)	15,949,038

1,220	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	10/15 at 100.00	N/R	1,193,111

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,759,627

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Ba1	3,323,280

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,986,114

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	2,994,632

5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	1,566,100

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA	11,348,850

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,622,840

2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 (Pre-refunded 12/01/15) – FGIC Insured	12/15 at 100.00	AA (4)	2,538,600

915	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	954,601

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,269,420

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	771,941

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BB+	14,358,679

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB–	10,332,428

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	8,582,700

Nuveen Investments	5

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	$536,958

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	A+	2,652,625

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,484,760

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	624,010

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA	1,027,640

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	225,328

945	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	958,759

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	4,763,900

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA	1,679,100

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	1,673,946
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	859,635
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	1,708,550
267,350	Total California			262,037,797

	Colorado – 4.8%

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
390	4.800%, 12/01/17	No Opt. Call	N/R	392,547
905	5.000%, 12/01/26	12/17 at 100.00	N/R	865,524

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,092,501

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,248,835
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,145,393

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,134,983

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,542,938

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,057,974

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,627,000

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$915	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	$960,036

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA	3,331,320

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,667,895

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,315,214
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,320,509

12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	13,088,624

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	No Opt. Call	A–	6,479,492

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	801,205

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	2,997,930

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	109,178

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,397,920

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB+	1,207,239

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	BBB+	2,658,285

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,790,308

540	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	558,025

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,079,070

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,142,311

470	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	448,004

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,994,015

10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2011B, 5.000%, 11/15/15 (Alternative Minimum Tax)	No Opt. Call	A+	10,141,599

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,462,750

Nuveen Investments	7

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	$8,646,029

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	11,844
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	222,389
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	10,057
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	12,011

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	6,517,114

2,050	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,251,720

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,441,918

770	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	849,171

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,775,032

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA	2,335,007

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	4,243,498

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,140	6.250%, 11/15/28	No Opt. Call	A	2,682,939
3,010	6.500%, 11/15/38	No Opt. Call	A	3,972,628

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,142,691
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,821,753

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	871,292
121,330	Total Colorado			121,865,717

	Connecticut – 0.7%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB+	1,084,830

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Tender Option Bond Trust 2015-XF0247, 18.296%, 7/01/42 (IF) (5)	7/17 at 100.00	AAA	1,280,240

9,595	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/18	No Opt. Call	AA	10,768,084

818	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	950,958

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,301,264
14,213	Total Connecticut			16,385,376

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 1.1%

$1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	$1,084,080

7,525	Delaware State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/16	No Opt. Call	AAA	7,677,908

11,925	Delaware State, General Obligation Bonds, Series 2014, 5.000%, 3/01/16	No Opt. Call	AAA	12,262,120

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,760,000

135	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	10/15 at 100.00	N/R	135,109
25,585	Total Delaware			26,919,217

	District of Columbia – 0.2%

4,000	District of Columbia, General Obligation Bonds, Refunding Series 2014D, 5.000%, 6/01/17	No Opt. Call	Aa1	4,321,000

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	1,009,620
5,000	Total District of Columbia			5,330,620

	Florida – 6.4%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	333,633
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,471,902

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,331,375

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (6)	6/22 at 100.00	CC	599,990

500	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	486,945

500	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2005, 5.000%, 4/01/34 (Pre-refunded 4/01/16)	4/16 at 100.00	A– (4)	515,845

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,035,790

5,500	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	6,126,010

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA–	5,325,503

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,151,290

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,125,630

1,265	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	10/15 at 100.00	N/R	1,265,873

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,066,495

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,045,550

Nuveen Investments	9

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
$1,000	5.500%, 6/15/22	No Opt. Call	N/R	$1,039,910
500	6.000%, 6/15/32	No Opt. Call	N/R	508,675
1,100	6.125%, 6/15/43	No Opt. Call	N/R	1,117,446

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,319,380

1,520	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,535,230

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	3,195,614

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa1	7,444,980

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,358,878
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,118,860
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,321,420

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/15 at 100.00	N/R	1,001,240

	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006:
655	5.250%, 6/01/26	6/16 at 100.00	A–	672,541
110	5.000%, 6/01/38	6/16 at 100.00	A–	112,388

	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006:
1,595	5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,659,598
265	5.000%, 6/01/38 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	275,067

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	2,019,434

2,335	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)	10/24 at 100.00	AA–	2,534,993

950	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	966,872

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	926,713
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,460,525

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	915,710
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	8,121,200

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,197,500

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,816,727

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	$13,279,378

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA	2,240,300

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA	1,171,446

1,900	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 4.000%, 7/01/16	No Opt. Call	AA	1,963,593

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	24,441,814

1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,016,180

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	573,166
625	5.000%, 6/01/32	6/21 at 100.00	A–	661,700
750	5.000%, 6/01/36	6/21 at 100.00	A–	791,633
875	5.125%, 6/01/42	6/21 at 100.00	A–	927,351

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	10/15 at 100.00	N/R (4)	165,689

2,690	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–	2,698,016

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	2,619,019

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured (ETM)	No Opt. Call	AA+ (4)	1,499,655

1,790	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/15 at 100.00	BB	1,793,097

1,795	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,915,193

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	A1 (4)	655,252

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	3,020,417

875	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	899,798

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A3	552,145

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	592,801

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	1,008,120

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	AA (4)	2,842,786

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	39,155

Nuveen Investments	11

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	$121,283

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	173,812

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	93,272

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	15,312

125	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1, RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	116,779

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	95,168
305	6.650%, 5/01/40	5/17 at 100.00	N/R	309,352

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	268,773

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	5/18 at 100.00	N/R	141,156

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40	5/18 at 100.00	N/R	3

2,710	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/15 at 100.00	N/R	2,711,816

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	264,453

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,577,445

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	14,091,610
151,950	Total Florida			160,870,677

	Georgia – 1.5%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA (4)	2,032,280

690	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	802,042

1,340	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	1,568,658

10	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	10/15 at 100.00	A–	10,037

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	10/15 at 100.00	A–	501,870

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	497,104

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	$7,936,810

980	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	10/15 at 100.00	Baa2	980,990

3,105	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,107,888

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,627,999

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	1,282,446

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA	1,144,140

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
955	5.000%, 3/15/22	No Opt. Call	A+	1,092,329
1,000	5.500%, 9/15/28	No Opt. Call	A	1,174,340

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,781,181

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,147,070
32,765	Total Georgia			36,687,184

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,118,277

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,180,980

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,100,194

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,885,069
5,635	Total Guam			6,284,520

	Hawaii – 0.2%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A	1,715,295

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,128,780

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,259,320
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,574,225
4,750	Total Hawaii			5,677,620

	Idaho – 0.5%

9,125	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A–	9,092,424

Nuveen Investments	13

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
$1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	$1,163,730
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	890,652

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	1,044,540
1,065	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	1,112,435
12,950	Total Idaho			13,303,781

	Illinois – 8.9%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,155,720

971	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	978,244

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	1,494,426
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	1,699,958

10,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	10,377,499

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,211,825

2,875	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	AA–	2,928,935

	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA	316,280
750	0.000%, 2/01/36	2/21 at 100.00	AA	220,485

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	4,775,531

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	2,122,380

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,737,900

850	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	870,502

525	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	572,749

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
580	6.125%, 5/15/27	10/15 at 100.00	BBB–	580,742
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB–	1,381,397

710	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	864,091

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$11,050	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB	$11,116,520

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	1,126,240

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB	2,323,847

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,391,682

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,072,020

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,334,958

3,865	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	3,605,001

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,245,340

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,937,108

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	538,925

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,679,585

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,514,974

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,033,197
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,362,430

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	4,401,538

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,605,137
1,665	6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	2,001,913

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37 (Pre-refunded 8/01/17)	8/17 at 100.00	N/R (4)	6,857,231

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,198,936

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	11,046,780

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA	1,024,761

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,670,280

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,562,624

Nuveen Investments	15

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	$1,672,215

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,368,518

3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,692,985

3,895	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,991,518

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	257,502

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	4,018,400

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,031,018

10,000	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/25	4/24 at 100.00	A–	10,671,199

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	5,815,430
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,178,787
500	5.000%, 3/01/27	3/22 at 100.00	A–	520,165

	Illinois State, General Obligation Bonds, Series 2013:
1,390	5.250%, 7/01/28	7/23 at 100.00	A–	1,467,743
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	1,910,088

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,704,000

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (7)	1/16 at 100.00	N/R	460,320

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CC	2,601,000

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (8)	1/16 at 100.00	D	475,634

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	AAA	907,900

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	3,877,400

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,665,886

1,845	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,994,574

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	885,721

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,503,103
3,000	6.250%, 6/01/24	6/16 at 100.00	A	3,143,400

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	$5,732,668

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	1,039,600

	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	AA–	10,326,499
5,000	4.000%, 4/01/32	4/23 at 100.00	AA–	5,089,100

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	8,369,872
217,036	Total Illinois			223,311,936

	Indiana – 3.4%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/17 at 100.00	BB+	405,641

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	1,047,880
500	5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	524,565

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A	3,719,279
5,215	5.250%, 10/15/20	No Opt. Call	A	6,057,170

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
3,420	7.000%, 7/01/33	7/23 at 100.00	BB–	3,724,893
6,465	7.250%, 7/01/43	7/23 at 100.00	BB–	7,082,989

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB–	2,483,262
5,240	7.250%, 7/01/43	7/23 at 100.00	BB–	5,775,895

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,345,834

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	BBB–	1,064,960

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,292,290

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,602,280

5,115	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,317,043

1,370	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	1,435,130

1,460	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	1,572,464

4,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	4,316,346

Nuveen Investments	17

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$345	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	$361,826

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	3,944,570

3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	3,158,550

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa1	1,682,067
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa1	1,522,990
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa1	1,667,827

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,019,730
775	5.000%, 1/15/27	7/16 at 100.00	A	785,742

6,380	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	7,751,381

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	6,001,500
78,835	Total Indiana			86,664,104

	Iowa – 0.4%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	2,451,290

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	558,725

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,521,081

3,510	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	3,770,302

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,089,370
8,775	Total Iowa			9,390,768

	Kansas – 0.5%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	560,115

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	Aa2	5,175,782

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,017,660

2,335	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,359,681

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,305,696
10,575	Total Kansas			11,418,934

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 0.9%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
$2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	$2,819,775
2,015	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,290,350

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,646,880

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
2,685	4.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	2,902,243
2,750	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A+	3,127,135

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,590,727

1,600	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	1,758,656

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,845,700
19,455	Total Kentucky			21,981,466

	Louisiana – 2.6%

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	3,740,440

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB+	1,101,860

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (6)	12/17 at 100.00	N/R	3,224,000
800	6.000%, 12/15/37	10/15 at 100.00	N/R	441,840

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	35,900

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	31,292,360

3,635	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A, 4.000%, 7/01/39	7/25 at 100.00	A+	3,598,977

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,115,080

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,289,340

675	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	725,531

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	1,582,485

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47 (WI/DD, Settling 8/20/15)	5/25 at 100.00	Baa1	2,158,824

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	10,336,800

Nuveen Investments	19

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$375	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	$408,773

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	3,123,090
62,585	Total Louisiana			65,175,300

	Maine – 0.7%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,274,740
10,390	6.750%, 7/01/41	7/21 at 100.00	BBB–	11,799,715

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,816,848

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	509,519
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,099,660
15,515	Total Maine			17,500,482

	Maryland – 0.7%

1,000	Baltimore County, Maryland, General Obligation Bonds, Refunding Metropolitan District Series 2009, 5.000%, 8/01/16	No Opt. Call	AAA	1,047,320

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,071,021
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	1,784,755

1,000	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 7/01/17	No Opt. Call	AAA	1,083,520

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	11,336,456

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,042,930

2,650	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding Second Series 2011E, 5.000%, 8/01/15	No Opt. Call	AAA	2,650,000
17,895	Total Maryland			20,016,002

	Massachusetts – 1.3%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,509,906

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	6,900,188

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,136,803

525	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	AA	560,936

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 13.524%, 7/01/29 (IF)	7/19 at 100.00	AA	9,110,389

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	11,515

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	AA	$501,150

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	5,099,276

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	1,264,561
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	702,156

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.780%, 8/01/38 (IF)	8/19 at 100.00	AAA	3,250,647
33,370	Total Massachusetts			33,047,527

	Michigan – 2.0%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	9,270,595

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	10/15 at 100.00	AA–	5,672,099

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA	888,952

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	8,329,019

2,080	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	2,198,165

725	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	752,434

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
615	6.000%, 10/01/21	No Opt. Call	BB–	631,211
435	7.000%, 10/01/31	10/21 at 100.00	BB–	455,536
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	1,039,930

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,636,428

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,255,575

1,310	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,311,677

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	860,640
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,237,840

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A–	570,145
1,480	5.750%, 11/15/39	11/19 at 100.00	A–	1,675,049

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	1,719,137

Nuveen Investments	21

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	$397,425

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/20	No Opt. Call	A1	1,389,804

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	7,294,638
49,105	Total Michigan			49,586,299

	Minnesota – 1.5%

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40 (WI/DD, Settling 8/17/15)	1/23 at 100.00	N/R	251,743
675	5.250%, 1/01/46 (WI/DD, Settling 8/17/15)	1/23 at 100.00	N/R	671,409

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	1,062,280

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,046,030

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A+	3,461,220
3,000	6.625%, 11/15/28	11/18 at 100.00	A+	3,461,130

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,032,010

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	9/15 at 100.00	A+	95,425

2,900	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	2,807,693

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2005:
4,500	6.000%, 11/15/25 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	4,574,430
4,000	6.000%, 11/15/30 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	4,066,160
2,000	6.000%, 11/15/35 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	2,033,080

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015:
2,500	5.000%, 11/15/27	11/25 at 100.00	BBB–	2,731,675
1,750	5.250%, 11/15/28	11/20 at 100.00	BBB–	1,875,318
535	5.250%, 11/15/35	11/20 at 100.00	BBB–	564,083
235	5.000%, 11/15/44	11/25 at 100.00	BBB–	248,247

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,431,117

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,177,163
36,430	Total Minnesota			38,590,213

	Mississippi – 0.2%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,591,150

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 2.0%

$3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	$3,909,301

380	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	370,033

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,761,213

13,335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	No Opt. Call	AA	13,397,140

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,365,563

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 13.528%, 5/15/17 (IF)	No Opt. Call	AAA	6,182,783

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A–	2,588,828

2,000	Saint Louis County School District C2 Parkway, Missouri, General Obligation Bonds, Series 2015A, 5.000%, 3/01/16	No Opt. Call	AAA	2,056,140

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	2,506,550
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	3,294,340
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	2,798,688
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	2,986,270
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	2,442,420
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	773,500

1,600	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/16 at 100.00	N/R	1,534,832

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,092,839
65,612	Total Missouri			50,060,440

	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,544,775

	Nebraska – 1.0%

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,277,560

11,930	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	13,615,948

1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	1,873,649

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
1,000	4.000%, 12/15/33	12/24 at 100.00	AA–	1,047,780
1,710	4.000%, 12/15/34	12/24 at 100.00	AA–	1,788,899

Nuveen Investments	23

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	A1 (4)	$3,024,835
23,130	Total Nebraska			25,628,671

	Nevada – 0.6%

90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A	90,644

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,226,400

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/15 at 100.00	BBB	2,101,281

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB	2,272,740
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB	1,713,915

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,778,950

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
145	4.000%, 6/01/19	No Opt. Call	N/R	148,901
125	4.000%, 6/01/20	No Opt. Call	N/R	128,059
920	4.000%, 6/01/21	No Opt. Call	N/R	936,864
415	5.000%, 6/01/23	No Opt. Call	N/R	445,436
200	4.250%, 6/01/24	6/23 at 103.00	N/R	202,692

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
525	6.500%, 9/01/20	9/18 at 100.00	N/R	565,163
1,325	6.750%, 9/01/27	9/18 at 100.00	N/R	1,387,858

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	461,045
14,255	Total Nevada			15,459,948

	New Hampshire – 0.3%

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	A–	3,612,910

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.216%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+	4,577,987
6,805	Total New Hampshire			8,190,897

	New Jersey – 1.6%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,105,410

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A2	1,615,150

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	10/15 at 100.00	AA–	1,800,596
1,775	5.000%, 7/01/23 – NPFG Insured	10/15 at 100.00	AA–	1,800,596

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
$1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/15 at 100.00	BB–	$1,092,190
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,796,801

2,165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,419,821

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	931,593

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,354,890

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	741,102

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.887%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,888,705

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,857,530

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3	1,141,290

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	4,011,771

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,300,420

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	6/17 at 100.00	B+	5,592,711
2,000	4.750%, 6/01/34	6/17 at 100.00	B–	1,494,180
36,445	Total New Jersey			39,944,756

	New Mexico – 0.5%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	4,811,747

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,150,990

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	3,479,661

685	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	686,322
11,545	Total New Mexico			12,128,720

	New York – 3.9%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,261,865
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	8,986,524

Nuveen Investments	25

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	$516,838

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	10/15 at 100.00	AA–	1,887,370

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA	5,684,376

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.891%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,667,220
2,335	13.879%, 2/15/33 (IF)	2/19 at 100.00	AAA	3,112,088

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	455,908

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,221,579

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,468,630

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,104,860
1,980	5.000%, 5/01/38	5/21 at 100.00	A–	2,161,388

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	AA–	4,658,144

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	BBB+	274,205
300	5.000%, 7/01/24	No Opt. Call	BBB+	351,369
210	5.000%, 7/01/26	7/24 at 100.00	BBB+	239,908

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (9)	10/17 at 100.00	N/R	1,080,000
1,000	5.875%, 10/01/46 (10)	10/17 at 102.00	N/R	358,750

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	845,595

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	BB	1,506,075

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 17.918%, 6/15/33 (IF)	6/19 at 100.00	AA+	1,487,480

2,180	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1, 5.000%, 10/01/15	No Opt. Call	AA	2,197,636

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	10/15 at 100.00	AA	5,029

13,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	13,125,059

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
140	5.000%, 4/01/24 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (4)	141,131
895	5.000%, 4/01/24 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	AA+ (4)	902,232

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$560	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	$622,776

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	2,320,585

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,582,180

9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 4.000%, 10/15/16 (Alternative Minimum Tax)	No Opt. Call	AA–	9,371,429

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	927,479

4,250	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/17	No Opt. Call	AAA	4,650,095

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,276,458

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,614,676

12,150	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	12,352,297
94,700	Total New York			99,419,234

	North Carolina – 0.6%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.479%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,527,671

1,000	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,011,840

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bond Trust 2015-XF0095:
585	27.186%, 4/01/34 (IF)	10/15 at 100.00	AA+	915,063
1,920	26.970%, 10/01/36 (IF)	10/16 at 100.00	AA+	3,404,755

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	A– (4)	1,190,610

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	1,223,210

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,630,908

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,229,620
10,865	Total North Carolina			14,133,677

	North Dakota – 0.4%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	3,100,268

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,141,139
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,805,604
8,220	Total North Dakota			9,047,011

Nuveen Investments	27

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 3.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$8,670	5.125%, 6/01/24	6/17 at 100.00	B–	$7,215,521
8,920	5.875%, 6/01/30	6/17 at 100.00	B–	7,384,779
3,990	5.750%, 6/01/34	6/17 at 100.00	B–	3,185,377

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	A	3,379,560
2,000	5.750%, 11/01/40	11/20 at 100.00	A	2,277,720

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	3,268,973

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	8,590,390

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	3,585,140

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	765,737

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	6,957,228

2,240	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA	2,275,818

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	1,026,960

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,598,730

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,775,485

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	3,054,570

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	BBB–	4,036,080

5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 12/01/20	No Opt. Call	AAA	5,923,900

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	BB	2,489,638
1,250	5.000%, 12/01/22	No Opt. Call	BB	1,341,850
3,000	5.750%, 12/01/32	12/22 at 100.00	BB	3,217,290
2,000	6.000%, 12/01/42	12/22 at 100.00	BB	2,158,280

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,091,440

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,156,440
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,616,125
83,985	Total Ohio			85,373,031

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma – 0.2%

$1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	$1,350,912

4,280	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	4,645,940
5,465	Total Oklahoma			5,996,852

	Oregon – 0.7%

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,024,287
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,751,712

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,500,072

950	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	987,753

935	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	994,354

1,080	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A, 4.000%, 4/01/40	4/25 at 100.00	A–	1,079,957

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	8,089,085
14,975	Total Oregon			16,427,220

	Pennsylvania – 4.2%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,290,150

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB–	1,004,110

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	114,161

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,051,065

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
300	5.000%, 1/01/30	1/25 at 100.00	BBB+	324,930
1,545	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,638,411

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,227,900

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	AA (4)	839,401

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.873%, 8/01/38 (Pre-refunded 8/01/20) (IF) (5)	8/20 at 100.00	AA (4)	1,537,072

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa2	1,965,704

Nuveen Investments	29

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)
$1,310	5.250%, 1/15/46	1/25 at 100.00	Baa2	$1,384,434

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,320,771

825	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	844,198

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa2 (4)	3,636,731

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,290,780

7,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/24	No Opt. Call	AA–	8,200,220

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A+ (4)	1,091,276

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,172,823

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	17,829,750

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	500,126

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	2,191,260

115	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/15 at 100.00	A	115,259

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	283,683

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	2,843,695

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	10,134,095

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,661,672

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA– (4)	2,439,866

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,325,410

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,770,896

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3	18,823,675

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
$1,200	5.750%, 1/01/26 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	$1,227,696
1,400	5.875%, 1/01/32 (Pre-refunded 1/01/16)	1/16 at 100.00	N/R (4)	1,433,040
96,780	Total Pennsylvania			106,514,260

	South Carolina – 0.6%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB	704,760

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	539,890

515	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/16 at 101.00	Aa1	529,549

7,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2006A, 5.000%, 1/01/25 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (4)	7,140,910

70	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–	78,355

1,930	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,212,552

4,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 3.000%, 12/01/16	No Opt. Call	AA–	4,174,409
14,730	Total South Carolina			15,380,425

	South Dakota – 0.5%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,815,500

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,126,250

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	AA	2,063,860

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	7,644,038
12,250	Total South Dakota			13,649,648

	Tennessee – 1.0%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	Aa2	3,832,361

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	A+	580,135
1,500	6.125%, 10/01/28	10/18 at 100.00	A+	1,707,645

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,250,170

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,076,630

Nuveen Investments	31

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
$720	5.000%, 7/01/16	No Opt. Call	BBB+	$743,285
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	784,143
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,847,544

1,695	Knox County, Tennessee, General Obligation Bonds, Refunding Series 2015, 5.000%, 4/01/16	No Opt. Call	AA+	1,749,410

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	BBB+	1,586,693

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+	1,130,350

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	2,270,240

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,149,410
22,970	Total Tennessee			24,708,016

	Texas – 11.9%

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,837,990

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	4,056,914

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	2,528,489

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,742,235

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB	1,962,741

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	3,923,736

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB	2,937,781

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB	1,485,213

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,240,700

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	9,888,470

	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building & Refunding Series 2014A:
2,540	3.000%, 2/15/16	No Opt. Call	AAA	2,579,370
5,885	4.000%, 2/15/17	No Opt. Call	AAA	6,195,257

1,000	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 2/15/16	No Opt. Call	AAA	1,026,270

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
$3,500	5.000%, 11/01/24	11/20 at 100.00	A+	$4,010,615
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,713,345

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	22,450

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,644,500

1,750	Fort Worth, Texas, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 2014, 4.000%, 2/15/17	No Opt. Call	Aa1	1,842,470

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,121,612

8,575	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,134,432

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A1 (4)	2,404,840

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA–	5,129,150

510	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 2.000%, 11/15/15	No Opt. Call	A3	512,290

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BB–	2,933,850

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	1,043,830

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,203,285

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	No Opt. Call	A2	372,423

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A:
6,500	5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A	6,772,675
1,270	5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A	1,426,883

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa1	2,901,978

4,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	Baa1	5,218,998

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,038,220
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,580,850

5,585	McKinney Independent School District, Collin County, Texas, General Obligation Bonds, Refunding School Building Series 2014, 5.000%, 2/15/16	No Opt. Call	AAA	5,731,271

Nuveen Investments	33

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	$771,663

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	6,685,619

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,302,025

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,107,370

4,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing NCCD College Station Properties-Texas A&M University, Series 2015A., 5.000%, 7/01/47	7/25 at 100.00	BBB–	4,616,730

1,200	North Texas Municipal Water District, Water System Revenue Bonds, Series 2008, 5.000%, 9/01/16	No Opt. Call	AAA	1,261,428

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (Pre-refunded 1/01/18) (UB) (5)	1/18 at 100.00	A2 (4)	2,232,640

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA+	2,359,100
10,880	0.000%, 9/01/45	9/31 at 100.00	AA+	10,867,814

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,440,370

4,500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)	1/16 at 100.00	A2 (4)	4,603,455

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A3	4,847,472

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,321,580

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Baa2	696,710
1,805	5.000%, 2/01/34	2/24 at 100.00	Baa2	1,884,366
385	5.125%, 2/01/39	2/24 at 100.00	Baa2	399,499

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	618,140

	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Junior Lien Series 2014:
8,500	5.000%, 2/01/16	No Opt. Call	AA+	8,706,975
12,010	5.000%, 2/01/17	No Opt. Call	AA+	12,815,029

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	11,321,099

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,383,800

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,085,900
1,000	5.000%, 8/15/27 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	1,085,900

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 (Pre-refunded 8/15/17) – AGM Insured	8/17 at 100.00	AA (4)	$1,085,900

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	10,083,619

870	Tarrant County Cultural and Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	1,003,971

70	Tarrant County Cultural and Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	83,434

1,600	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	BBB	1,700,912

515	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	546,930

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	No Opt. Call	A3	4,060,011

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	992,081

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	9,316,476

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,877,165

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured	8/17 at 100.00	BBB (4)	1,086,530

6,765	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/20	No Opt. Call	AAA	7,893,876

5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006, 5.000%, 4/01/16	No Opt. Call	AAA	5,161,500

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 18.117%, 2/01/17 (IF)	No Opt. Call	AAA	2,622,060

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	6,454,965
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	2,578,660

5,315	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	5,186,962

14,685	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	14,405,544

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,306,149
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	4,123,452

Nuveen Investments	35

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BBB–	$870,938

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,059,020

500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	549,375

6,140	Ysleta Independent School District, El Paso County, Texas, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/15/24	No Opt. Call	AAA	7,493,072
292,490	Total Texas			299,122,419

	Utah – 0.5%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
765	5.600%, 7/15/22	No Opt. Call	BB+	823,744
850	6.300%, 7/15/32	7/22 at 100.00	BB+	923,364

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,064,050

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
425	6.250%, 6/15/28	6/17 at 100.00	N/R	436,263
950	6.500%, 6/15/38	6/17 at 100.00	N/R	972,876

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,358,888

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB–	1,163,454

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BBB–	2,464,409
3,520	8.000%, 7/15/41	7/21 at 100.00	BBB–	4,103,299
12,030	Total Utah			13,310,347

	Vermont – 0.2%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (4)	1,034,750

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Ba1	1,904,062
1,000	6.250%, 1/01/33	1/21 at 100.00	Ba1	1,046,260
3,815	Total Vermont			3,985,072

	Virgin Islands – 0.1%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	545,815

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	2,795,977
2,980	Total Virgin Islands			3,341,792

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 1.5%

$630	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/15 at 100.00	AA	$631,758

11,370	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2015A, 5.000%, 10/01/16	No Opt. Call	AAA	11,989,778

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,254,780

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	1,857,408

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B–	2,783,040

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45	7/25 at 100.00	BB+	984,690

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	5,747,885

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,830,155
6,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	7,040,287
38,250	Total Virginia			37,119,781

	Washington – 2.8%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A1	6,924,602

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.453%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,467,264

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,682,383

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.341%, 7/01/32 (Pre-refunded 7/01/17) – AGM Insured (IF) (5)	7/17 at 100.00	AA+ (4)	2,917,956

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,363,740

3,000	Snohomish County School District 15, Edmonds, Washington, General Obligation Bonds, Series 2006, 5.000%, 12/01/19 (Pre-refunded 6/01/16) – NPFG Insured	6/16 at 100.00	AA+ (4)	3,117,150

5,660	Spokane, Washington, General Obligation Bonds, Series 2015, 3.000%, 12/01/32	12/24 at 100.00	AA	5,333,871

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,216,840

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	4,219,411

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,315,043
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,908,875

1,500	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,703,670

Nuveen Investments	37

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	$637,398

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	942,276

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,378,724
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,444,640

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	10/19 at 100.00	Baa1	3,230,640

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,180,927

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,403,344

10,885	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2006B, 5.000%, 7/01/29 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	AA+ (4)	11,352,402

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.804%, 7/01/29 (Pre-refunded 7/01/16) – AGM Insured (IF)	7/16 at 100.00	AA+ (4)	3,764,381

5,895	Washington State, General Obligation Bonds, Various Purpose Series 2012D, 5.000%, 2/01/16	No Opt. Call	AA+	6,038,543
65,075	Total Washington			71,544,080

	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	512,690

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,127,110

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,047,220
2,520	Total West Virginia			2,687,020

	Wisconsin – 4.1%

1,455	Eau Claire, Wisconsin, General Obligation Bonds, Refunding Series 2007B, 4.000%, 4/01/16 – NPFG Insured	No Opt. Call	Aa1	1,491,913

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,787,550

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,634,617
5,000	6.250%, 12/01/42	No Opt. Call	N/R	5,108,450

970	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	988,430

	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,092,895
500	5.125%, 10/01/45	10/22 at 100.00	BB+	502,945

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43	8/23 at 100.00	BB+	$1,770,678

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
355	5.500%, 10/01/22	No Opt. Call	BB+	392,531
375	6.000%, 10/01/32	10/22 at 100.00	BB+	402,458

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	3,232,278

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A2	1,629,615

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,349,607

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	15,622,325

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	1,058,500

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	19,656,179

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	AA	7,663,670

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	472,010

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A+ (4)	709,192

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	BBB+	3,228,294
2,100	4.350%, 7/01/36	7/21 at 100.00	BBB+	2,104,389

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	3,601,869

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,596,474

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,059,200
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,437,971
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,257,321

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,910,625
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,018,580
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,568,005
95,235	Total Wisconsin			102,348,571

	Wyoming – 0.6%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	2,279,960

Nuveen Investments	39

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wyoming (continued)

$4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31		3/21 at 100.00	A3	$5,081,805

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27		12/21 at 100.00	BBB+	896,408
2,500	6.000%, 12/01/36		12/21 at 100.00	BBB+	2,827,125

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40		6/21 at 100.00	BBB	4,252,579
13,450	Total Wyoming				15,337,877
$2,337,200	Total Municipal Bonds (cost $2,237,988,741)				2,428,726,070

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$138	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/19	N/R	$24,949

37	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	3.000%	7/15/55	N/R	4,930
$175	Total Corporate Bonds (cost $15,730)				29,879
	Total Long-Term Investments (cost $2,238,004,471)				2,428,755,949

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	MUNICIPAL BONDS – 1.6%

	California – 0.3%

$6,495	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (12)		No Opt. Call	N/R	$6,552,221

630	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (12)		No Opt. Call	N/R	635,551

960	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (12)		No Opt. Call	N/R	968,458
8,085	Total California				8,156,230

	Georgia – 0.8%

20,000	Fulton County, Georgia, General Obligation Bonds, Tax Anticipation Notes, Variable Rate Demand Obligations, Series 2015, 5.000%, 12/31/15 (13)		No Opt. Call	MIG-1	20,407,199

	North Carolina – 0.2%

4,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Project, Variable Rate Demand Obligations, Series 2013, 0.520%, 6/01/38 (Alternative Minimum Tax) (13)		9/15 at 100.00	A–2	4,000,000

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 0.3%

$7,300	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Variable Rate Demand Obligations, Series 2014, 0.530%, 6/01/44 (Mandatory put 10/01/15) (Alternative Minimum Tax) (13)	1/16 at 100.00	A–2	$7,300,000
$39,385	Total Short-Term Investments (cost $39,787,372)			39,863,429
	Total Investments (cost $2,277,791,843) – 98.0%			2,468,619,378
	Floating Rate Obligations – (0.2)%			(6,525,000)
	Other Assets Less Liabilities – 2.2%			56,504,236
	Net Assets – 100%			$2,518,598,614

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,428,726,070	$—	$2,428,726,070
Corporate Bonds	—	—	29,879	29,879
Short-Term Investments:
Municipal Bonds	—	31,707,199	8,156,230	39,863,429
Total	$—	$2,460,433,269	$8,186,109	$2,468,619,378

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $2,270,595,074.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$203,701,088
Depreciation	(12,201,786)
Net unrealized appreciation (depreciation) of investments	$191,499,302

Nuveen Investments	41

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700%.

(8)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(9)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(10)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(13)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

42	Nuveen Investments

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 105.5%

	MUNICIPAL BONDS – 105.5%

	Arizona – 0.9%

$390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	$436,722

	California – 12.3%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	1,174,119

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	331,245

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A1	957,109

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	416,237

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	652,674

920	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B–	910,368

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	149,492

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	896,464

475	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/17	No Opt. Call	BBB–	503,956
5,505	Total California			5,991,664

	Colorado – 12.6%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	649,844

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,160,649

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,102,750

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	454,031

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	AA–	891,810

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,325,437

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3	557,410
5,830	Total Colorado			6,141,931

Nuveen Investments	43

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut – 0.4%

$180	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	$182,198

	District of Columbia – 0.7%

10	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	12,111

260	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	308,001
270	Total District of Columbia			320,112

	Florida – 2.6%

450	Miami, Florida, Limited Ad Valorem Tax Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2009, 5.000%, 1/01/19	No Opt. Call	A	500,351

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	731,048

40	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	46,343
1,110	Total Florida			1,277,742

	Georgia – 4.3%

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,004,250

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	190,348
374	5.500%, 7/15/30	7/21 at 100.00	N/R	378,221
410	5.500%, 1/15/36	7/21 at 100.00	N/R	415,095

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	129,565
2,082	Total Georgia			2,117,479

	Illinois – 10.3%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	AA–	342,472

590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19 (4)	No Opt. Call	AA–	679,385

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	366,463

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	381,407

645	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	688,060

1,000	Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving Fund Revenue Bonds, Series 2013, 5.000%, 1/01/21 (4)	No Opt. Call	AAA	1,171,760

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	601,688

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	795,210
4,735	Total Illinois			5,026,445

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 3.4%

$500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	$579,855

490	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	571,884

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	484,109

30	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA	35,353
1,480	Total Indiana			1,671,201

	Iowa – 2.8%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	1,343,959

	Kansas – 3.1%

1,025	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,203,945

390	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	284,626
1,415	Total Kansas			1,488,571

	Kentucky – 2.8%

60	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	69,008

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	403,545
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	560,228

175	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	AAA	204,815

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	130,000
1,270	Total Kentucky			1,367,596

	Louisiana – 6.4%

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A3	200,842

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,188,830

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	557,210

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,163,708
2,715	Total Louisiana			3,110,590

Nuveen Investments	45

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.7%

$185	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	BBB	$206,070

120	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	136,937
305	Total Maine			343,007

	Massachusetts – 1.3%

80	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	BBB+	89,074

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured	10/15 at 100.00	N/R	531,919
610	Total Massachusetts			620,993

	Michigan – 3.2%

75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB	53,150

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	549,355
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	210,017

75	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	76,977

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27	No Opt. Call	AAA	576,185

95	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa1	96,713
1,435	Total Michigan			1,562,397

	Missouri – 2.4%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A–	1,179,530

	Nevada – 0.9%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	439,791

	New Jersey – 2.6%

375	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	393,034

420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A–	426,926

180	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	184,631

50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	51,321

210	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	BB	210,233
1,235	Total New Jersey			1,266,145

	New York – 4.1%

415	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	437,609

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$70	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	$77,847

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,463,938
1,735	Total New York			1,979,394

	North Carolina – 2.3%

160	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	179,032

795	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	940,867
955	Total North Carolina			1,119,899

	North Dakota – 0.9%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–	430,736

	Ohio – 4.2%

100	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	106,732

595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	495,183

270	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	301,990

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	A1	1,158,449
1,965	Total Ohio			2,062,354

	Oregon – 2.4%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,175,110

	Pennsylvania – 2.8%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB	954,778

170	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/21	No Opt. Call	BBB	190,507

220	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	230,254

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A+	5,824
1,235	Total Pennsylvania			1,381,363

	South Carolina – 1.0%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	476,300

Nuveen Investments	47

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 3.8%

$365	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB–	$407,168

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	224,322

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	617,738

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	100,641

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	Baa2	513,585
2,165	Total Texas			1,863,454

	Utah – 2.3%

25	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	29,101

935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A+	1,100,644
960	Total Utah			1,129,745

	Virginia – 1.5%

	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
185	0.000%, 7/01/25	No Opt. Call	BBB–	120,035
690	0.000%, 7/01/26	No Opt. Call	BBB–	424,495

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	201,587
1,060	Total Virginia			746,117

	Washington – 1.1%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	557,960

	West Virginia – 0.5%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	235,214

	Wisconsin – 3.0%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,159,007

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	297,125
1,275	Total Wisconsin			1,456,132

	Wyoming – 1.9%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	905,902
$47,822	Total Long-Term Investments (cost $50,391,618)			51,407,753
	Other Assets Less Liabilities – (5.5)% (6)			(2,691,750)
	Net Assets – 100%			$48,716,003

48	Nuveen Investments

Investments in Derivatives as of July 31, 2015

Consumer Price Index Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$3,000,000	Receive	CPURNSA	2.055%	9/05/16	9/02/16	$(99,790)
Barclays PLC	5,000,000	Receive	CPURNSA	2.600	2/06/18	2/05/18	(365,014)
Barclays PLC	4,000,000	Receive	CPURNSA	2.560	12/31/18	12/28/18	(332,899)
Barclays PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	2/08/19	(264,941)
Barclays PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	12/28/19	(433,912)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693	2/03/20	2/01/20	(480,808)
Barclays PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	9/30/21	(507,711)
Barclays PLC	8,000,000	Receive	CPURNSA	2.777	2/21/22	2/19/22	(926,636)
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595	11/06/18	11/05/18	(265,908)
Morgan Stanley	6,000,000	Receive	CPURNSA	2.714	3/01/21	2/27/21	(617,144)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.283	9/16/21	9/15/21	(173,514)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650	8/08/24	8/07/24	(308,788)
	$54,300,000						$(4,777,065)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$51,407,753	$—	$51,407,753
Investments in Derivatives:
Consumer Price Index Swaps*	—	(4,777,065)	—	(4,777,065)
Total	$—	$46,630,688	$—	$46,630,688
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $50,364,455.

Nuveen Investments	49

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$1,179,526
Depreciation	(136,228)
Net unrealized appreciation (depreciation) of investments	$1,043,298

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(7)	Fixed Rate Payment is due one business day after contract Termination Date.

(ETM)	Escrowed to maturity.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

50	Nuveen Investments

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.5%

	MUNICIPAL BONDS – 100.5%

	Alabama – 0.5%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,037,620
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,310,541

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,590,986
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	2,974,975

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,205,676

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,550,025

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,196,500

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,668,060
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,503,400
21,115	Total Alabama			22,037,783

	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,371,310

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/15 at 100.00	B	5,154,780
9,000	Total Alaska			8,526,090

	Arizona – 3.9%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	Aa3	4,366,623

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,390,275
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,811,382

1,445	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A2	1,717,729

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,371,867
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,828,951
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,211,750

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA	2,126,171

Nuveen Investments	51

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$30	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	$32,416
40	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	44,465
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,879,681
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,788,614
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	7,018,053
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,569,350

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3	1,041,950
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,133,916

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA+	6,779,460

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	2,857,405

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,237,980

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,518,413

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1	586,656

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	306,995
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	301,791

3,670	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,942,387

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
850	5.000%, 6/01/21	No Opt. Call	A+	993,259
385	5.000%, 6/01/22	No Opt. Call	A+	453,557
500	5.000%, 6/01/23	No Opt. Call	A+	593,825

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,015	5.000%, 7/01/22	7/20 at 100.00	A+	2,320,172
10,370	5.000%, 7/01/40	7/20 at 100.00	A+	11,298,944

500	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/23	No Opt. Call	AAA	605,255

8,850	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2014B, 5.000%, 7/01/23	No Opt. Call	AAA	10,713,013

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	2,744,658

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2	1,059,970
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2	1,058,610

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA	3,050,689

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	$790,899

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,369,750

11,770	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2011A, 5.000%, 12/01/24 (UB)	12/21 at 100.00	Aa1	13,838,578

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,106,650

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,570,914
149,770	Total Arizona			167,433,023

	Arkansas – 1.2%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,130,710

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA	1,513,557

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA	7,078,412
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA	7,053,477

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	AA–	1,332,417
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	AA–	1,086,620

4,495	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	4,612,544

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	591,665
800	5.000%, 7/01/23	No Opt. Call	A+	945,992
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,880,158
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,707,676
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,214,588
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,136,990
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,163,856

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	600,524
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,175,788
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,229,639
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,288,226

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	1,136,780

	Pulaksi County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,950	5.000%, 12/01/25	12/24 at 100.00	A+	2,277,600
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,027,420

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,010,610

Nuveen Investments	53

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas (continued)

	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A:
$1,000	5.000%, 3/01/21	No Opt. Call	Aa2	$1,172,870
1,200	5.000%, 3/01/23	No Opt. Call	Aa2	1,438,320
1,000	3.750%, 3/01/36	3/25 at 100.00	Aa2	986,710
47,670	Total Arkansas			51,793,149

	California – 7.4%

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,659,475

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	1,792,989

	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A:
1,860	5.000%, 10/01/23	No Opt. Call	A	2,242,286
5,000	5.000%, 10/01/24	10/23 at 100.00	A	5,972,000

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	969,680

1,245	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	1,387,602

515	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA+	572,938

6,850	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA+	7,386,013

7,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	7,712,260

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	565,220

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,494,581

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,226,202

1,300	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	1,317,407

7,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	7,896,740

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,633,228

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,620,668

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A+	5,752,300

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,040	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,355,608
3,815	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,441,805
2,190	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,549,817

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$520	California State, General Obligation Bonds, Refunding Series 2007, 5.000%, 8/01/19	2/17 at 100.00	AA–	$554,221

1,000	California State, General Obligation Bonds, Series 2007, 5.000%, 12/01/23	12/17 at 100.00	AA–	1,094,200

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	10/15 at 100.00	AA–	15,061

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BBB–	1,578,746

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A	933,216

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	1,129,070

960	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	10/15 at 100.00	CCC	860,803

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,670,999

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	10/15 at 100.00	AA	1,122,498

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	BBB–	3,799,468
4,095	0.000%, 11/01/28	11/21 at 56.33	BBB–	1,734,355

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–	1,836,667
1,530	5.000%, 1/01/23	No Opt. Call	BBB–	1,685,555
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,788,903
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,442,514

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	565,160
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,273,933

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,276,673

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,795	5.000%, 6/01/17	No Opt. Call	Aaa	8,352,265
11,145	4.500%, 6/01/27	6/17 at 100.00	B	10,652,056

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006, Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	849,628

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,085,020
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,087,106
465	5.000%, 9/01/34	No Opt. Call	N/R	496,090

Nuveen Investments	55

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA	$6,817,182

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa2	1,247,023

2,395	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	2,481,412

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,010	5.000%, 7/01/25	1/24 at 100.00	AA–	1,213,747
5,000	5.000%, 7/01/43	1/24 at 100.00	AA–	5,600,600

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
800	5.000%, 9/01/23	No Opt. Call	BBB	938,720
1,050	5.000%, 9/01/24	No Opt. Call	BBB	1,239,641
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB	1,455,013
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	1,148,810

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,333,042
2,145	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,254,223
2,000	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,101,840

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28	2/28 at 100.00	AA	4,201,368

10,240	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	12,572,876

10,045	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,321,096

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
4,400	5.000%, 8/01/26 – BAM Insured	8/24 at 100.00	AA	5,236,748
3,000	5.000%, 8/01/27 – BAM Insured	8/24 at 100.00	AA	3,540,390
2,070	5.000%, 8/01/28 – BAM Insured	8/24 at 100.00	AA	2,423,059
530	3.125%, 8/01/31 – BAM Insured	8/24 at 100.00	AA	513,597

2,000	North Monterey County Unified School District, California, General Obligation Bonds, Election of 2013, Series 2014A, 4.000%, 5/01/44	5/24 at 100.00	A+	2,021,360

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	1,136,240

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/15 at 100.00	A+	6,024,060

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004, Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	7,755,840

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,558,559
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,709,562
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,182,338

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,648,550

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
$2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	AA–	$2,769,186
1,230	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,345,632

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	2,449,123

2,910	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/24	No Opt. Call	AA	3,540,015

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,435,763

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–	846,508
2,000	0.000%, 10/01/36	No Opt. Call	A–	724,860

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A	5,569,450

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,167,920

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	AA	577,064

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB–	5,506,150
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB–	28,038,400

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	2,955,119

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	AA+	982,510

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	2,806,740

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (4)	2,823,192

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,119,710

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,821,842
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,945,942
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	3,115,077

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,839,775
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,418,304

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa3	1,350,840
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa3	1,611,066
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa3	1,810,450
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa3	1,445,528

Nuveen Investments	57

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$500	6.500%, 8/01/26	8/19 at 100.00	Baa3	$571,145

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,109,482

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,610,358

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	2,858,340

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3	3,252,400

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–	1,055,605
306,305	Total California			317,583,418

	Colorado – 2.5%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,291,601

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	AA–	5,067,019

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	A	181,535

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA	1,120,800

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	A+	17,584,994

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA	776,685

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	A+	1,638,030

310	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB+	342,634

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB+	1,490,482

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	7,057,013

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,199,400

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	507,790

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	BBB+	1,034,320
1,000	5.250%, 6/01/18	6/16 at 100.00	BBB+	1,034,930

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	AA	1,262,200

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	$1,715,617

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,572,405

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	12,616,340

6,050	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AA–	6,416,691

4,025	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	AA– (4)	4,261,429

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA– (4)	5,021,450

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,318,400

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,612,905

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,520	5.000%, 12/15/20	No Opt. Call	Aa2	1,790,925
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,636,692
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,797,735

235	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB	236,612

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	10/15 at 100.50	BBB–	2,189,704

1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	1,006,190

775	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	829,405

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,415,567
500	5.000%, 12/01/20	No Opt. Call	N/R	532,770

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,200,440

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,478,435

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	1,102,277

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,408,431
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,198,510

Nuveen Investments	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	$1,071,820

1,240	Westminster, Colorado, Special Purpose Sales and Use Tax Revenue Bonds, Series 2007D, 5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	1,356,510
110,215	Total Colorado			109,376,693

	Connecticut – 0.1%

3,170	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/16 at 100.00	A–	3,200,115

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	412,507
495	5.000%, 12/15/26	12/22 at 100.00	AA	573,611
4,015	Total Connecticut			4,186,233

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB–	1,027,360
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB–	4,238,615
4,995	Total Delaware			5,265,975

	District of Columbia – 0.7%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,879,728

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
1,385	6.250%, 5/15/24	11/15 at 100.00	A1	1,384,875
4,900	6.500%, 5/15/33	No Opt. Call	Baa1	5,934,243

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+	11,605,888

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	511,148
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	2,087,189
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	AA (4)	1,004,042

3,740	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	4,141,639
27,030	Total District of Columbia			30,548,752

	Florida – 6.5%

12,500	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	A1	14,902,625

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A1	11,114,892
7,325	5.000%, 10/01/33	10/25 at 100.00	A1	8,406,463

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,420	5.000%, 6/01/22	12/21 at 100.00	AA–	19,031,108
14,635	5.000%, 6/01/25	12/24 at 100.00	AA–	17,311,449

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$33,115	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	$35,412,519

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
1,385	6.000%, 6/01/16	No Opt. Call	A+	1,448,890
2,245	5.500%, 6/01/17	No Opt. Call	A+	2,430,953

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,600	5.000%, 6/01/18	No Opt. Call	AA–	3,972,096
275	5.000%, 6/01/19	No Opt. Call	AA–	310,937

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
250	5.250%, 6/01/17	No Opt. Call	A+	269,575
485	4.250%, 6/01/17	No Opt. Call	A+	514,182
1,190	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	1,257,318

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/16	No Opt. Call	AA–	88,222
85	5.000%, 6/01/18	No Opt. Call	AA–	93,786
480	5.000%, 6/01/19	No Opt. Call	AA–	542,726
4,545	5.000%, 6/01/20	No Opt. Call	AA–	5,232,113
1,600	5.000%, 6/01/21	No Opt. Call	AA–	1,850,320

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	10/15 at 100.00	A+	2,210,954

1,860	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Series 2013, 6.000%, 11/01/33	11/23 at 100.00	BBB–	2,056,472

810	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22	No Opt. Call	A	819,040

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,331,166

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,731,428

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/15 at 100.00	AA+	1,511,730

690	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	708,478

1,695	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	1,763,648

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	Aa2	2,037,220

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,611,616

4,275	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2013C, 5.250%, 10/01/27	10/23 at 100.00	AA–	5,052,665

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	No Opt. Call	AA–	2,296,863

Nuveen Investments	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,520	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–	$2,599,279

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,370	5.000%, 7/01/24	No Opt. Call	A	2,815,916
2,220	5.000%, 7/01/25	7/24 at 100.00	A	2,610,698
1,750	5.000%, 7/01/26	7/24 at 100.00	A	2,040,658
1,250	5.000%, 7/01/27	7/24 at 100.00	A	1,449,075

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,063,362
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,786,950

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,753,636

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	AA–	1,612,170
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,246,938
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,692,727

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Refunding Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+	5,534,950

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA	5,718,800

605	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	BBB+	667,484

1,495	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,707,679

3,015	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012, 5.000%, 7/01/20	No Opt. Call	A	3,512,596

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB	2,795,604

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,985,696

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	11,595,199

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	10,787,807

23,190	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	24,980,036

	Tallahassee, Florida, Capital Improvement Revenue Bonds, Series 2014:
2,880	5.000%, 10/01/32	10/22 at 100.00	Aa2	3,278,707
3,025	5.000%, 10/01/33	10/22 at 100.00	Aa2	3,435,372

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
585	5.000%, 9/01/22	No Opt. Call	A+	681,724
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,992,782

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)
$1,240	3.125%, 9/01/24	9/22 at 100.00	A+	$1,256,393
1,260	5.000%, 9/01/25	9/22 at 100.00	A+	1,450,348
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,700,010
1,965	5.000%, 9/01/28	No Opt. Call	A+	2,216,284
5,755	4.000%, 9/01/33	No Opt. Call	A+	5,886,790

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	378,259
252,510	Total Florida			281,555,383

	Georgia – 1.6%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,010	5.000%, 1/01/23	No Opt. Call	Aa3	2,351,600
1,500	5.000%, 1/01/28	No Opt. Call	Aa3	1,708,620

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,010	5.000%, 1/01/27	1/24 at 100.00	A+	12,761,141
4,275	5.000%, 1/01/29	1/24 at 100.00	A+	4,896,414
6,750	5.000%, 1/01/30	1/24 at 100.00	A+	7,704,248

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA	2,121,200

2,090	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2008A, Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,429,374

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,193,060
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,892,278
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,439,926
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,308,833

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	10/15 at 100.00	BB–	997,590

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB–	1,367,825

	Forsyth County School District, Georgia, General Obligation Bonds, Series 2014:
1,000	5.000%, 2/01/27	No Opt. Call	AA+	1,192,550
1,250	5.000%, 2/01/28	No Opt. Call	AA+	1,483,225

200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	219,320

1,800	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	2,024,010

2,770	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,262,534
58,780	Total Georgia			67,353,748

	Guam – 0.1%

4,060	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,596,123

Nuveen Investments	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 1.2%

$5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A	$5,554,749

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A	1,161,643

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,536,035
4,500	5.000%, 7/01/27	7/25 at 100.00	AA–	5,300,775
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,136,705
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,633,561
8,195	5.000%, 7/01/30	7/25 at 100.00	AA–	9,462,357

2,675	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 3.500%, 7/01/33 (WI/DD, Settling 8/12/15)	7/25 at 100.00	Aa2	2,642,499
43,905	Total Hawaii			50,428,324

	Idaho – 0.3%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (WI/DD, Settling 8/11/15) (Alternative Minimum Tax)	9/25 at 100.00	A2	550,323

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA–(4)	3,601,744

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	3,097,963
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,266,553

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+	465,588
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,330,303

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA	1,074,860
11,710	Total Idaho			13,387,334

	Illinois – 9.7%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	1,935,441

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A1	1,412,432
2,550	0.000%, 1/01/31	7/23 at 68.94	A1	1,215,662
2,750	0.000%, 1/01/32	7/23 at 65.28	A1	1,236,620
4,000	0.000%, 1/01/33	7/23 at 61.69	A1	1,697,040

13,235	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Unlimited Tax Refunding Series 2006, 5.000%, 12/01/24	6/16 at 100.00	AAA	13,734,621

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,881,694
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,540,934

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	2,024,260

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	AA	$1,734,945

1,410	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA+	1,530,513

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,866,663

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,046,620

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	2,243,273

1,175	Cook County School District 88, Bellwood, Illinois, General Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	10/15 at 100.00	A2	1,179,559

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA	2,889,094
2,770	5.000%, 11/15/21	No Opt. Call	AA	3,081,293
2,400	5.000%, 11/15/22	No Opt. Call	AA	2,680,848

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre–refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aa1 (4)	1,016,490

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,755,344
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,368,737
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,867,477

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,695	5.000%, 12/01/21	No Opt. Call	AA–	1,995,371
3,335	5.000%, 12/01/22	No Opt. Call	AA–	3,957,444
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,549,112

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,193,609
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,637,200

11,400	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,598,604

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,435,432

1,235	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,204,286

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	AA–	1,046,330
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	AA–	509,705

1,555	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) – AMBAC Insured	No Opt. Call	Aa3	1,604,262

Nuveen Investments	65

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	Baa3	$4,321,760

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,189,770

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	14,569,188

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,320	5.000%, 9/01/34	9/24 at 100.00	BBB	1,397,484
2,080	4.625%, 9/01/39	9/24 at 100.00	BBB	2,066,480
6,000	5.000%, 9/01/42	9/24 at 100.00	BBB	6,278,400

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A	1,314,912
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A	1,401,293
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A	547,510

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,039,270

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,067,850

4,220	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	4,966,307

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–	2,115,600

9,800	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	9,978,752

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	Baa3	514,470
3,600	5.400%, 4/01/27	4/17 at 100.00	Baa3	3,682,440

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,395,705

1,505	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,795,751

2,215	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	2,403,297

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	6,137,100

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA	2,142,520

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (6),(7)	10/15 at 18.13	N/R	6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (6)	10/15 at 100.00	N/R	7
700	5.500%, 5/15/18 (7)	10/15 at 100.00	N/R	7

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,603,366

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
$2,900	5.000%, 12/15/17	12/16 at 100.00	AA+	$3,076,378
2,530	5.000%, 6/15/18	12/16 at 100.00	AA+	2,678,638

9,955	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/23	No Opt. Call	A–	10,751,399

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	A–	4,319,000
3,000	5.000%, 2/01/24	No Opt. Call	A–	3,230,580
4,630	5.000%, 2/01/25	2/24 at 100.00	A–	4,941,043
4,675	5.000%, 2/01/26	2/24 at 100.00	A–	4,941,428
6,000	5.000%, 2/01/27	2/24 at 100.00	A–	6,302,880

555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	564,435

	Illinois State, General Obligation Bonds, Refunding Series 2010:
550	5.000%, 1/01/16	No Opt. Call	A–	559,350
520	5.000%, 1/01/17	No Opt. Call	A–	543,088
1,785	5.000%, 1/01/18	No Opt. Call	A–	1,896,759
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,566,567
5,000	5.000%, 1/01/19	No Opt. Call	A–	5,364,350

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	A–	8,417,198
6,385	5.000%, 8/01/21	No Opt. Call	A–	6,918,531
15,265	5.000%, 8/01/22	No Opt. Call	A–	16,499,481
2,730	5.000%, 8/01/23	No Opt. Call	A–	2,949,465
270	5.000%, 8/01/25	8/22 at 100.00	A–	284,618

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	10/15 at 100.00	A–	2,598,133
815	5.000%, 3/01/22	10/15 at 100.00	A–	817,559

	Illinois State, General Obligation Bonds, Series 2006A:
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,133,534
10,000	5.000%, 6/01/18	No Opt. Call	A–	10,683,099
350	5.000%, 6/01/22	No Opt. Call	A–	363,269
75	5.000%, 6/01/26	12/16 at 100.00	A–	77,492

1,455	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A–	1,470,481

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	1,007,620

	Illinois State, General Obligation Bonds, Series 2012A:
7,790	4.000%, 1/01/20	No Opt. Call	A–	8,106,586
12,110	4.000%, 1/01/22	No Opt. Call	A–	12,398,945

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,611,810
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	3,011,077
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,089,560

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	11,871,678
1,200	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,711,968
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,804,156

3,270	Kendall County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007, 5.250%, 1/01/24 – FGIC Insured	1/18 at 100.00	AA–	3,553,411

Nuveen Investments	67

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	$1,889,433

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	BBB	537,200
1,000	5.100%, 12/01/28	12/18 at 100.00	BBB	1,076,810

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA	1,066,930

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	1,621,711

1,500	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	1,636,470

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	326,662
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	301,480

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,610	5.250%, 6/01/21	No Opt. Call	A	8,809,412
11,150	5.500%, 6/01/23	6/21 at 100.00	A	12,892,076

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
1,000	4.500%, 10/01/20	10/19 at 100.00	AA	1,110,860
1,100	5.000%, 10/01/22	10/19 at 100.00	AA	1,218,767

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,649,088

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,308,014

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	1,086,550

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–	2,022,060

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	AA–	1,050,990

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,526,237
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,111,387

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	A1	2,973,019

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA	3,739,929

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	606,813
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,123,017
335	5.750%, 6/01/26	6/18 at 100.00	AA	373,843

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
$325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	$368,566
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	96,394

8,585	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	9,581,890

	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	2,820,551
3,340	0.000%, 2/01/26	No Opt. Call	AA–	2,192,510
395,105	Total Illinois			415,834,395

	Indiana – 2.9%

710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/17 at 100.00	BB+	728,339

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	AA+	1,065,130

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	580,063

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
520	5.000%, 7/01/17	No Opt. Call	AA	562,286
500	4.000%, 1/01/18	No Opt. Call	AA	537,095
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,094,860
435	5.000%, 1/01/20	No Opt. Call	AA	501,638
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,163,490
500	5.000%, 1/01/21	No Opt. Call	AA	583,060

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,098,586
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	537,220

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,553,760

9,450	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	9,945,275

6,275	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	6,872,255

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	6,167,451

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
885	5.000%, 10/01/21	No Opt. Call	AA	1,040,114
675	5.000%, 10/01/22	No Opt. Call	AA	799,288
620	5.000%, 10/01/23	No Opt. Call	AA	740,150
600	5.000%, 10/01/24	No Opt. Call	AA	721,770
1,215	5.000%, 10/01/25	10/24 at 100.00	AA	1,447,332
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,012,995

Nuveen Investments	69

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A	$8,222,400

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006A:
4,970	5.000%, 2/15/36 (Pre-refunded 2/15/16)	2/16 at 100.00	AA– (4)	5,098,773
540	5.250%, 2/15/40 (Pre-refunded 2/15/16)	2/16 at 100.00	AA– (4)	554,720

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33	7/23 at 100.00	A+	3,151,775
2,500	5.250%, 1/01/34	7/23 at 100.00	A+	2,857,725

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,308,312

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	5,930,750

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA–	9,132,321
10,000	5.250%, 8/15/29	8/23 at 100.00	AA–	11,504,000

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	577,545
720	5.000%, 10/01/28	10/24 at 100.00	A	824,846
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,141,130
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,534,651
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,364,919

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	AA–	3,384,990

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa1	1,911,828
940	5.000%, 4/01/22	No Opt. Call	Baa1	1,074,627
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa1	2,248,418

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	510,180
500	4.000%, 8/01/17	No Opt. Call	N/R	511,980
500	4.250%, 2/01/18	No Opt. Call	N/R	515,955
500	4.250%, 8/01/18	No Opt. Call	N/R	517,655
500	4.500%, 2/01/19	No Opt. Call	N/R	521,835
500	4.500%, 8/01/19	No Opt. Call	N/R	523,325
500	4.750%, 2/01/20	No Opt. Call	N/R	527,760
500	4.750%, 8/01/20	No Opt. Call	N/R	528,010
250	4.750%, 2/01/21	No Opt. Call	N/R	261,348
500	4.750%, 8/01/21	No Opt. Call	N/R	521,820
500	5.000%, 2/01/22	No Opt. Call	N/R	527,070
500	5.000%, 8/01/22	2/22 at 100.00	N/R	524,605
500	5.000%, 8/01/23	2/22 at 100.00	N/R	520,290
500	5.000%, 2/01/24	2/22 at 100.00	N/R	517,130

1,300	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,377,246

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,245	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/15 at 100.00	N/R (4)	$1,469,424

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	10/15 at 100.00	N/R	254,873

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R	462,141
230	5.550%, 5/15/19	10/15 at 100.00	N/R	230,453

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,000	5.000%, 2/01/25	8/24 at 100.00	A	1,168,090
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,151,250
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,070,245
1,750	5.000%, 2/01/29	8/24 at 100.00	A	1,975,663
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,025,863
118,875	Total Indiana			126,790,098

	Iowa – 1.5%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,000	5.250%, 6/15/25	6/20 at 100.00	A2	1,109,540
2,000	5.250%, 6/15/26	6/20 at 100.00	A2	2,205,240
3,135	5.250%, 6/15/27	6/20 at 100.00	A2	3,438,687
2,000	5.375%, 6/15/28	6/20 at 100.00	A2	2,197,620
2,035	5.500%, 6/15/29	6/20 at 100.00	A2	2,244,035
1,000	5.500%, 6/15/30	No Opt. Call	A2	1,100,830

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA	2,046,617
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	2,138,176
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	1,706,443
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	1,113,560

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	Aa3	11,080,799

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,058,900
820	5.000%, 7/01/19	7/16 at 100.00	BB+	836,761

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,759,378
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,641,946

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	9,145,786

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BB	1,309,350

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,226,520
57,595	Total Iowa			63,360,188

Nuveen Investments	71

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 1.4%

$16,455	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	$16,873,944

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,254,599

1,745	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	1,897,949

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,421,593

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	Aa2	2,516,668

3,175	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	Aa2	3,415,760

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA–	1,994,226

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,072,990

820	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 5.750%, 11/15/15	No Opt. Call	N/R	827,413

55	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	55,691

10,060	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,983,270

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,900	5.000%, 9/01/21	No Opt. Call	A+	2,235,236
660	5.000%, 9/01/22	No Opt. Call	A+	780,892
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,793,764

6,315	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	4,608,750
59,145	Total Kansas			61,732,745

	Kentucky – 1.9%

2,450	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	A+	2,702,179

2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Series 2015A, 4.500%, 6/01/46 (WI/DD, Settling 8/13/15)	6/25 at 100.00	BBB+	2,464,550

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	8,681,523

4,735	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	5,098,317

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	23,163,921

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$460	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2006, 4.500%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	Aa3 (4)	$479,076

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	7,953,120

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,230,998

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:

1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,536,982

3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,758,060

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	4,451,117

10,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	10,300,979

2,045	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,084,305

3,580	University of Kentucky, General Receipts Bonds, Series 2014A, 5.000%, 4/01/20	No Opt. Call	AA	4,177,395

1,435	University of Kentucky, General Receipts Bonds, Series 2014B, 5.000%, 4/01/17	No Opt. Call	AA	1,540,415
73,435	Total Kentucky			79,622,937

	Louisiana – 1.8%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	5,047,688

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,154,669
505	5.000%, 2/01/24	No Opt. Call	AA	605,944
800	5.000%, 2/01/25	No Opt. Call	AA	963,112

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	552,392

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
1,330	5.000%, 6/01/17 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	1,379,968
40	5.000%, 6/01/21 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	41,503
865	5.000%, 6/01/22 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	897,498

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23	6/18 at 100.00	AA	275,635

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 – AGC Insured	6/18 at 100.00	AA	5,669

Nuveen Investments	73

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
$2,275	5.000%, 2/01/28	2/24 at 100.00	AA–	$2,580,510
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,211,067
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,242,340

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (5)	12/17 at 100.00	N/R	1,289,600
320	6.000%, 12/15/37	10/15 at 100.00	N/R	176,736

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	16,569

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1	2,080,649
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,521,830

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,177,350
2,750	5.000%, 7/01/29	7/23 at 100.00	A	3,118,363
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,613,750
3,835	5.000%, 7/01/32	7/23 at 100.00	A	4,271,730

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	AA–	1,325,735
5,070	5.000%, 9/01/31	9/23 at 100.00	AA–	5,715,360
4,000	5.000%, 9/01/32	9/23 at 100.00	AA–	4,494,000

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A–	4,687,267
3,940	5.000%, 12/01/20	No Opt. Call	A–	4,496,407
5,400	5.000%, 12/01/21	No Opt. Call	A–	6,174,360

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,100	5.000%, 6/01/20	No Opt. Call	A	1,262,998
100	5.000%, 6/01/24	No Opt. Call	A	116,788
500	5.000%, 6/01/25	6/24 at 100.00	A	573,840
500	5.000%, 6/01/26	6/24 at 100.00	A	568,380
500	5.000%, 6/01/27	6/24 at 100.00	A	564,280
330	5.000%, 6/01/28	6/24 at 100.00	A	369,471
570	5.000%, 6/01/29	6/24 at 100.00	A	634,917

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A3	543,020

5,000	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,444,700
72,315	Total Louisiana			79,196,095

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
$1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	$1,137,370
3,850	6.750%, 7/01/41	7/21 at 100.00	BBB–	4,372,368

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	1/18 at 100.00	AA	675,946

110	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 (Pre-refunded 1/01/18) – FGIC Insured	1/18 at 100.00	A1 (4)	118,626

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	534,795
225	4.000%, 7/01/20	No Opt. Call	BBB+	244,762
290	5.000%, 7/01/22	No Opt. Call	BBB+	331,531
6,605	Total Maine			7,415,398

	Maryland – 0.5%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	592,050
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,183,280
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	2,012,295

65	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	10/15 at 100.00	Aa2	65,216

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	273,660

550	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 4.000%, 7/01/32	7/25 at 100.00	BBB	546,310

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,228,480

10,325	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	12,157,170

2,475	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011A, 5.000%, 3/15/19	No Opt. Call	AAA	2,825,906

700	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.000%, 11/01/15	No Opt. Call	BBB+	705,250
19,580	Total Maryland			22,589,617

	Massachusetts – 1.9%

13,745	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Series 2014A, 3.625%, 11/01/44	No Opt. Call	AA+	13,319,592

2,375	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	2,768,680

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	11,888,599

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,603,075

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,040	5.000%, 10/01/17	No Opt. Call	N/R	1,086,623

Nuveen Investments	75

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)
$515	5.000%, 10/01/18	10/17 at 100.00	N/R	$535,662
450	5.250%, 10/01/37	10/15 at 101.00	N/R	454,649

	Massachusetts Development Finance Agency, Revenue Bonds, Roxbury Latin School, Series 2014A:
730	3.250%, 7/01/33	7/25 at 100.00	AA–	711,589
1,960	3.500%, 7/01/44	7/25 at 100.00	AA–	1,799,084

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	983,598
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,880,184
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,842,099

810	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	847,568

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA	2,013,640

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	548,450
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,850,997

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	3,452,040

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	140,507
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	50,181
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	1,469,512
27,360	Massachusetts State, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	29,224,584

915	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	963,193

530	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	AA (4)	561,694
77,065	Total Massachusetts			81,995,800

	Michigan – 2.5%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	Aa1	847,062

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,037,278
2,650	0.000%, 7/01/23	No Opt. Call	BB	1,663,379
2,880	0.000%, 7/01/24	No Opt. Call	BB	1,692,115

1,206	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	10/15 at 100.00	N/R	1,207,842

1,020	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 3.625%, 12/01/32	12/24 at 100.00	A+	1,006,689

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,948,546

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$6,574	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-6A, 5.250%, 4/01/17 – AMBAC Insured	10/15 at 100.00	A–	$6,584,684

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,978,535

10,115	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,235,064

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	2,168,580
3,530	5.000%, 7/15/19 (Pre-refunded 7/15/17)	7/17 at 100.00	A1 (4)	3,827,544

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,906,684

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,689,450

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,173,053

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,796,912

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,260	5.500%, 6/01/17	6/16 at 100.00	AA–	1,305,826
1,330	5.500%, 6/01/18	6/16 at 100.00	AA–	1,374,675

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,582,200

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	10/15 at 100.00	N/R (4)	1,322,074

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,137,490
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,254,680
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,852,683
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,177,688
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,518,600
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,491,370

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,628,009
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,572,961
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,397,911

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,452,160

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,447,836
102,015	Total Michigan			107,279,580

Nuveen Investments	77

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.9%

$1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	$1,613,119

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,934,951

500	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/29	11/24 at 100.00	A3	571,330

2,115	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A+	2,440,160

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
2,650	5.000%, 8/01/18	No Opt. Call	BBB+	2,840,588
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB+	1,288,484

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
2,500	5.000%, 1/01/25	1/24 at 100.00	A	2,961,275
3,000	5.000%, 1/01/32	1/24 at 100.00	A	3,376,740

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,305,853
815	5.500%, 5/01/21	5/17 at 100.00	N/R	845,342

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
4,675	5.000%, 6/01/23	No Opt. Call	AA	5,630,757
2,625	5.000%, 6/01/24	6/23 at 100.00	AA	3,135,510

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	449,871

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	719,024

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B:
2,000	5.000%, 5/01/23	No Opt. Call	A1	2,371,160
1,500	5.000%, 5/01/24	No Opt. Call	A1	1,786,335

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21 (Pre-refunded 11/15/16)	11/16 at 100.00	Aaa	1,061,250

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,114,750

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	482,401

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2005, 5.750%, 11/15/21 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	2,712,239
34,395	Total Minnesota			38,641,139

	Mississippi – 0.4%

7,255	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/15 at 100.00	BBB	7,297,297

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$1,440	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/16	No Opt. Call	BBB+	$1,499,040

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28	12/23 at 100.00	AA+	10,374,793
17,555	Total Mississippi			19,171,130

	Missouri – 1.8%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	B	1,242,971
3,030	5.000%, 6/01/20	6/17 at 100.00	B	3,020,274

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
1,100	3.000%, 12/30/24	12/23 at 100.00	A+	1,144,066
2,000	4.125%, 12/30/33	12/23 at 100.00	A+	2,092,560

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,064,920

1,515	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 4.450%, 3/01/16	No Opt. Call	BBB+	1,541,452

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA	555,323

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–	2,166,280

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2	1,189,958

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,526,252

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	AA–	2,022,940

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,455,386

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	468,287

930	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B, 4.375%, 2/01/16	No Opt. Call	BBB+	946,638

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,551,528
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,930,692
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,120,120

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A–	4,885,173

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Series 2006, 4.200%, 1/01/18 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA–(4)	1,016,800

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 (Pre-refunded 1/01/17) – AMBAC Insured	1/17 at 100.00	A2 (4)	4,601,837

Nuveen Investments	79

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$370	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	10/15 at 100.00	N/R	$370,030

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	12,528,215
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	19,942,455

1,200	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,278,420

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	8,030,499

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	10/15 at 100.00	N/R	500,190
72,245	Total Missouri			79,193,266

	Montana – 0.1%

	Montana Facilities Finance Authority, Revenue Bonds, Saint John’s Lutheran Ministries Project, Series 2006A:
490	5.750%, 5/15/16	No Opt. Call	N/R	504,372
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,712,336

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,785,225
4,665	Total Montana			5,001,933

	Nebraska – 1.0%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,224,468

	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
565	4.000%, 5/15/33	5/24 at 100.00	BBB+	557,536
9,350	5.000%, 5/15/44	5/24 at 100.00	BBB+	9,933,253

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	689,196

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	734,493
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	2,005,058
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,374,043

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015:
890	5.000%, 12/15/21	No Opt. Call	AA–	1,056,492
370	5.000%, 12/15/22	No Opt. Call	AA–	442,764

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	800,783
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,088,780

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1	2,043,260

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	$6,450,292

3,380	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/25	9/22 at 100.00	AA	4,010,505

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,713,977
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,741,275
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,095,455

	Nebraska Public Power District, General Revenue Bonds, Series 2015A-1:
1,900	5.000%, 1/01/24	No Opt. Call	A1	2,279,221
1,500	5.000%, 1/01/25	No Opt. Call	A1	1,814,280

700	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	843,528
37,705	Total Nebraska			41,898,659

	Nevada – 3.1%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,306,630

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,306,880
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,152,200
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,167,490

21,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	24,428,670

25,495	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan, Series 2008, 5.000%, 6/01/38	No Opt. Call	Aa1	27,757,426

10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015B, 5.000%, 12/01/26	6/25 at 100.00	AA+	12,008,599

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,814,275
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,166,890
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	14,501,013

5,685	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Improvement Series 2006A, 5.000%, 6/01/25 – AGM Insured	6/16 at 100.00	AA+	5,898,244

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,035	5.000%, 6/01/24	6/22 at 100.00	AA+	2,427,633
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,780,800
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,365,420

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
100	4.000%, 6/01/19	No Opt. Call	N/R	102,690
50	4.000%, 6/01/20	No Opt. Call	N/R	51,224
415	5.000%, 6/01/22	No Opt. Call	N/R	444,689

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,566,184

Nuveen Investments	81

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$11,130	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	$13,205,300

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,625,271
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,409,718

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,658,312
115,460	Total Nevada			132,145,558

	New Hampshire – 0.2%

445	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006, 5.000%, 7/01/16	No Opt. Call	A–	461,719

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,386,970

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB	1,014,390

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA+	1,388,647
8,405	Total New Hampshire			9,251,726

	New Jersey – 4.2%

535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	599,853

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
2,135	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,232,655
4,320	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	4,517,597

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/17	No Opt. Call	BBB+	1,166,099
5,505	5.000%, 6/15/19	No Opt. Call	BBB+	6,049,334
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,547,110
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,526,893
2,330	5.000%, 6/15/22	No Opt. Call	BBB+	2,579,939
1,000	5.000%, 6/15/22	No Opt. Call	AA	1,153,280
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,954,866
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,254,473
7,580	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,263,640
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,359,266
900	4.250%, 6/15/27	6/22 at 100.00	BBB+	923,067
4,625	5.000%, 6/15/28	No Opt. Call	BBB+	4,959,804

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB–	1,492,857
1,715	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,893,857

8,075	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+ (4)	8,228,990

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	$602,169

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	10,902,943

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	3,923,707

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A–	21,878,418
14,000	5.000%, 6/15/22	No Opt. Call	A–	15,152,060

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	6,133,208

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A3	4,979,250
2,950	3.000%, 1/01/21	No Opt. Call	A3	2,902,063

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
10,330	4.500%, 6/01/23	6/17 at 100.00	BB	10,341,465
5,075	4.625%, 6/01/26	6/17 at 100.00	B+	4,889,407
20,570	5.000%, 6/01/29	6/17 at 100.00	B	17,393,581
174,930	Total New Jersey			181,801,851

	New Mexico – 0.4%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	16,831,584

	New York – 6.3%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,651,693

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	358,362
500	5.000%, 1/01/25	No Opt. Call	A+	598,725

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,585,123

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	8,346,918

6,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	7,847,571

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA	11,820,199
9,230	5.000%, 5/15/25	5/22 at 100.00	AA	10,950,933

Nuveen Investments	83

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
$160	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	$156,600
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	94,188
515	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	422,805

1,755	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/19 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	1,823,217

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
900	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA	933,381
225	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	231,230
705	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	729,160
600	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	620,154

325	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–	335,147

35	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – AGC Insured	9/16 at 100.00	AA	36,420

460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35	9/16 at 100.00	A–	478,207

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
2,875	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	3,041,923
1,385	5.000%, 12/01/17	12/16 at 100.00	A–	1,469,056
1,645	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	1,740,065
13,600	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	14,385,944
220	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–	232,470
1,795	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	1,894,766
195	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–	205,838
1,720	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	1,815,598
1,060	5.000%, 12/01/22	12/16 at 100.00	A–	1,118,915

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,038,820

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
160	5.000%, 4/01/19	No Opt. Call	A–	180,210
225	5.250%, 4/01/20	4/19 at 100.00	A–	251,181
545	5.250%, 4/01/21	4/19 at 100.00	A–	606,776
1,745	5.500%, 4/01/22	4/19 at 100.00	A–	1,951,591
260	5.000%, 4/01/23	4/19 at 100.00	A–	283,910
380	6.250%, 4/01/33	4/19 at 100.00	A–	438,892

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
850	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	878,815
1,020	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	1,093,307
10,285	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	10,845,326
1,320	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–	1,391,240
25	4.000%, 5/01/21 – NPFG Insured	11/16 at 100.00	AA–	25,963

1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,240,152

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	$1,393,488

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) – AMBAC Insured	11/15 at 100.00	AA–(4)	15,526,024

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/23	No Opt. Call	AA–	1,198,720

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	BBB+	728,091
2,455	5.000%, 7/01/32	7/24 at 100.00	BBB+	2,712,137

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	BBB+	1,690,605
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,120,110

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,131,960

10,180	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16 (ETM)	No Opt. Call	AAA	10,772,577

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	11,454,999

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	23,358,000

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	7/15 at 100.00	Aa2	100,000

5,005	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	5,473,668

16,230	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18 (Pre-refunded 10/01/17)	10/17 at 100.00	Aa2 (4)	17,760,976

19,360	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	21,999,930

9,090	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA	10,108,988

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
1,715	5.000%, 6/01/20	6/16 at 100.00	AA	1,783,497
1,675	5.000%, 6/01/21	6/16 at 100.00	AA	1,741,112

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
1,040	5.000%, 6/01/20	6/16 at 100.00	AA	1,081,444
1,535	5.000%, 6/01/21	6/17 at 100.00	AA	1,653,318

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31	7/19 at 100.00	BB	1,054,470

10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	12,024,599

Nuveen Investments	85

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	$927,479

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	BBB+	2,706,722
2,695	5.000%, 7/01/29	7/24 at 100.00	BBB+	2,975,118
4,200	5.000%, 7/01/30	7/24 at 100.00	BBB+	4,634,868
2,100	5.000%, 7/01/31	7/24 at 100.00	BBB+	2,309,034
1,335	5.000%, 7/01/32	7/24 at 100.00	BBB+	1,465,216
3,080	5.000%, 7/01/33	7/24 at 100.00	BBB+	3,373,093
245,350	Total New York			272,411,034

	North Carolina – 1.1%

	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
215	5.000%, 7/01/23	No Opt. Call	Aa3	259,129
1,250	5.000%, 7/01/26	7/24 at 100.00	Aa3	1,488,475
950	5.000%, 7/01/27	7/24 at 100.00	Aa3	1,117,590

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	633,564

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	976,788

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	A– (4)	2,297,540

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,799,700
10,000	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	11,794,199

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	1,879,622

4,965	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	5,532,797

1,545	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/28	1/26 at 100.00	A	1,828,755

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,628,028

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 4.000%, 4/01/19	No Opt. Call	Aa3	220,218
40,935	Total North Carolina			47,456,405

	North Dakota – 0.4%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	142,426
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,471,731
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,364,805
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,762,517
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,186,880
2,750	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,263,920

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	$3,325,438

2,410	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/20	7/16 at 100.00	BBB–	2,467,262
14,590	Total North Dakota			16,984,979

	Ohio – 4.0%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,074,705

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,396,319

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
1,875	5.000%, 6/01/16	No Opt. Call	Aaa	1,928,944
135	5.000%, 6/01/17	No Opt. Call	Aa1	142,992

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
45,520	5.125%, 6/01/24	6/17 at 100.00	B–	37,883,565
435	5.875%, 6/01/30	6/17 at 100.00	B–	360,132
550	5.750%, 6/01/34	6/17 at 100.00	B–	439,087

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,557,164

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,911,395
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	1,996,626

18,950	Columbus, Ohio, Sewerage System Revenue Bonds, Series 2008A, 5.000%, 6/01/26 (Pre-refunded 12/01/17) (UB)	12/17 at 100.00	AA+ (4)	20,816,765

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,214,876

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,150,703

750	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/16	No Opt. Call	A	777,788

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,980,738

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	833,187
870	4.000%, 10/01/19	No Opt. Call	A1	948,665
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,261,148
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,386,533
965	5.000%, 10/01/22	No Opt. Call	A1	1,117,904

6,625	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	6,818,583

Nuveen Investments	87

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,715	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	$1,721,054

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,912,250

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,880,808

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	28,000,673

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,709,992

12,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	14,279,040

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	580,180

805	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.000%, 11/15/16 (ETM)	No Opt. Call	N/R (4)	852,286

	Rocky River City School District, Ohio, General Obligation School Improvement Bonds, Refunding Series 2014:
930	3.250%, 12/01/35	12/23 at 100.00	Aa2	890,801
325	3.750%, 12/01/44	12/23 at 100.00	Aa2	309,585

2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27 (WI/DD, Settling 8/03/15)	3/25 at 100.00	N/R	2,950,145
167,195	Total Ohio			174,084,633

	Oklahoma – 0.3%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,561,090
2,810	4.000%, 9/01/22	9/21 at 100.00	A+	3,026,117
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,510,428

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–	2,591,631

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	861,900
500	3.000%, 9/01/23	No Opt. Call	A–	503,450
600	5.000%, 9/01/24	No Opt. Call	A–	694,944
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,746,703
12,365	Total Oklahoma			13,496,263

	Oregon – 0.8%

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,827,184

4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014C, 5.000%, 4/01/22	No Opt. Call	AAA	4,777,120

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$7,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015D, 5.000%, 4/01/21	No Opt. Call	AAA	$8,881,800

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,697,150

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,571,000
30,765	Total Oregon			35,754,254

	Pennsylvania – 4.0%

1,780	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	1,978,862

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,156,190

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B:
1,750	3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	1,764,210
20,815	2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	20,930,107

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,450,011

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	AA	1,294,418
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	AA	1,424,263

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	584,461
565	5.375%, 10/01/21	10/18 at 100.00	BBB	614,093

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,087,660
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,114,617

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,272,445

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,355,302

5,355	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 0.000%, 12/01/40	No Opt. Call	Baa3	5,385,256

3,325	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa2 (4)	3,881,904

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,392,120
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,718,793
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,688,541

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	No Opt. Call	AA	605,600

Nuveen Investments	89

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)
$1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	$1,314,383
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,961,561
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,407,008
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,463,443

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,240	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,507,299
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,472,655
7,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	8,412,846
11,820	5.000%, 7/01/22	7/16 at 100.00	Aaa	12,322,114

9,785	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	10,101,250

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34	No Opt. Call	AA–	1,575,720

16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	17,639,942

12,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,402,880

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	A–	3,286,890

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	A+	4,427,307

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.969%, 12/01/24	12/17 at 100.00	AA–	10,735,737

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	BBB	1,574,496
730	5.000%, 12/01/20	No Opt. Call	BBB	827,192
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,254,573
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,837,908
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	1,918,909
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	1,991,283

30	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	33,076

45	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	50,300

1,205	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian Senior Care Obligated Group, Series 2005A, 5.500%, 1/01/16 (ETM)	No Opt. Call	N/R (4)	1,231,558
158,715	Total Pennsylvania			170,449,183

	Rhode Island – 0.1%

4,300	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28	9/23 at 100.00	BBB	4,707,382

	South Carolina – 1.5%

12,700	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	13,433,933

2,500	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	2,792,400

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
$1,500	5.250%, 12/01/23 (Pre-refunded 12/01/15)	12/15 at 100.00	A1 (4)	$1,525,395
2,000	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	A1 (4)	2,033,860

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A	2,141,690
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,354,100
13,190	5.000%, 11/01/28	11/22 at 100.00	A	14,630,612
1,225	5.000%, 11/01/29	11/22 at 100.00	A	1,352,008

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,100,599
3,925	5.000%, 8/01/32	No Opt. Call	Baa3	4,238,608

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,096,220

6,835	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,218,307

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20	4/18 at 100.00	AA	553,150

1,450	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1	1,591,187
58,085	Total South Carolina			63,062,069

	South Dakota – 0.3%

2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A	2,405,988

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	621,779
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,189,080

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+	1,067,450

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,116,570

4,125	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/34	11/24 at 100.00	A+	4,533,128

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	1,682,100
11,535	Total South Dakota			12,616,095

	Tennessee – 1.5%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	A+	2,578,544

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,489,711

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,711,923

Nuveen Investments	91

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$1,200	Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 4.000%, 9/01/39	9/24 at 100.00	AA	$1,212,732

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	1,070,449

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,970,143

750	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.000%, 7/01/18	7/16 at 100.00	BBB+	776,985

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,180,550

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,537,256
3,180	5.000%, 1/01/23	No Opt. Call	A	3,728,009
1,300	4.000%, 1/01/23	No Opt. Call	A	1,431,703
1,760	5.000%, 1/01/24	No Opt. Call	A	2,046,440

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,710,273
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,797,354
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,428,666

1,035	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,091,159

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,453,511

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,986,452

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,151,820
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	2,107,919

1,285	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2007A, 5.000%, 5/15/23 (Pre-refunded 5/15/17)	5/17 at 100.00	AA (4)	1,385,718

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19 (Pre-refunded 9/01/16)	9/16 at 100.00	BBB+ (4)	1,469,552

11,910	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,555,605

2,015	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 3.250%, 6/01/32 (WI/DD, Settling 8/11/15)	6/25 at 100.00	AA–	1,963,900
58,620	Total Tennessee			64,836,374

	Texas – 10.7%

245	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA	249,910

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$865	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19 (Pre-refunded 2/15/16)	2/16 at 100.00	Aaa	$883,381

5,820	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	5,842,465

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB	3,676,906

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	BBB	3,900,655

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,342,080

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA	1,237,348

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A–	6,025,610

975	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA+	1,022,054

	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007:
5	4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa1 (4)	5,303
4,225	4.500%, 2/15/27 (Pre-refunded 2/15/17) – NPFG Insured	2/17 at 100.00	Aa1 (4)	4,476,345

10,100	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	10,182,415

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA	2,687,953

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,188,992

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,211,420

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	AA+	2,092,730

875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	915,880

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	7,925,245

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18 (Pre-refunded 2/15/17)	2/17 at 100.00	AAA	672,776

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	929,653
500	4.000%, 3/01/22	3/21 at 100.00	A–	526,100
800	4.000%, 3/01/23	3/21 at 100.00	A–	837,984
440	4.250%, 3/01/25	3/21 at 100.00	A–	460,354

1,820	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	No Opt. Call	A+	2,134,041

Nuveen Investments	93

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
$3,160	5.000%, 12/01/26	12/24 at 100.00	A+	$3,696,726
3,735	5.000%, 12/01/27	12/24 at 100.00	A+	4,339,024
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,465,570
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,026,074

5,000	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,060,400

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	A1 (4)	2,336,763

6,875	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	10/15 at 100.00	AA+ (4)	7,736,231

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligation Series 2014:
5,705	5.000%, 11/01/27	11/24 at 100.00	AA+	6,766,415
1,250	5.000%, 11/01/28	11/24 at 100.00	AA+	1,477,138
1,575	5.000%, 11/01/29	11/24 at 100.00	AA+	1,852,783

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA+	5,862,042
5,385	5.000%, 11/01/23	11/19 at 100.00	AA+	6,158,286
5,660	5.000%, 11/01/24	11/19 at 100.00	AA+	6,455,626

6,965	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (UB) (8)	11/21 at 100.00	AA+	7,866,271

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
270	5.000%, 11/15/22	No Opt. Call	A3	311,726
425	5.000%, 11/15/23	No Opt. Call	A3	494,194

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,696,124
4,460	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,257,537
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,779,848
11,525	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,359,665

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BB–	2,318,011
2,380	5.000%, 7/01/20	No Opt. Call	BB–	2,420,841

1,180	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	BB–	1,237,029

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
905	5.250%, 9/01/24	9/16 at 100.00	A2	950,196
985	5.250%, 9/01/25	9/16 at 100.00	A2	1,031,009
610	5.250%, 9/01/26	9/16 at 100.00	A2	637,407

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
$5,450	5.250%, 9/01/24 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	$5,736,888
5,935	5.250%, 9/01/25 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	6,247,418
3,685	5.250%, 9/01/26 (Pre-refunded 9/01/16)	9/16 at 100.00	N/R (4)	3,878,978

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	6,273,520
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	2,842,938

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A	2,175,481
2,025	5.000%, 7/01/26	7/21 at 100.00	A	2,311,396

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A	20,905,169
5,000	5.000%, 7/01/32	7/22 at 100.00	A	5,580,600

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	749,806

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,276,240

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA	6,123,965

1,315	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.375%, 2/15/23 (Pre-refunded 2/15/17) – AGM Insured	2/17 at 100.00	AA (4)	1,391,770

1,245	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008, 4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,305,084

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	11/25 at 100.00	A1	1,157,290
2,025	5.000%, 11/01/27 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	11/25 at 100.00	A1	2,329,803
1,570	5.000%, 11/01/28 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	11/25 at 100.00	A1	1,794,306
2,000	5.000%, 11/01/29 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	11/25 at 100.00	A1	2,271,180
2,000	5.000%, 11/01/30 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	11/25 at 100.00	A1	2,263,780

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	Baa1	2,182,860

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvement Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	1,032,120

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22 (Pre-refunded 2/15/16)	2/16 at 100.00	AAA	789,997

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	Baa2	3,233,181
2,720	5.250%, 12/01/28	12/25 at 100.00	Baa2	2,961,046

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	Aa2	5,032,490
4,710	5.000%, 8/15/25	8/22 at 100.00	Aa2	5,401,381
3,920	5.000%, 8/15/26	8/22 at 100.00	Aa2	4,472,838
7,025	5.000%, 8/15/27	8/22 at 100.00	Aa2	7,967,685

Nuveen Investments	95

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
$8,600	5.250%, 9/01/25	9/21 at 100.00	AA+	$10,184,205
5,005	5.250%, 9/01/26	9/21 at 100.00	AA+	5,909,153

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA+	2,153,572
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	9,119,774

305	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2	335,918

2,200	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A, 6.000%, 1/01/24 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	2,469,016

3,095	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)	1/16 at 100.00	A2 (4)	3,166,154

1,020	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa	1,042,420

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	1,098,780

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	922,215

1,575	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	1,632,692

	San Antonio, Texas, General Obligation Bonds, Series 2006:
400	4.125%, 2/01/19	2/16 at 100.00	AAA	407,572
460	4.250%, 2/01/20	2/16 at 100.00	AAA	468,901

	San Antonio, Texas, General Obligation Bonds, Series 2006:
600	4.125%, 2/01/19 (Pre-refunded 2/01/16)	2/16 at 100.00	N/R (4)	611,862
680	4.250%, 2/01/20 (Pre-refunded 2/01/16)	2/16 at 100.00	N/R (4)	693,872

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	609,328

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	916,945

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,420,854

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,400,175

5,020	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA	5,346,702

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,439,464

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,770,150

20,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2006, 5.000%, 4/01/24 (Pre-refunded 4/01/16)	4/16 at 100.00	AAA	20,633,800

2,055	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,206,680

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,915,925

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$18,565	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, 5.000%, 4/01/25 (UB)	4/18 at 100.00	AAA	$20,496,368

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	AAA	1,630,635

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	17,912,700

	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R	1,008,260
900	5.500%, 11/15/25	11/15 at 100.00	N/R	904,257

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,210,300
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,748,384

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,806,289
2,900	4.000%, 8/15/19	No Opt. Call	A	3,124,866
3,015	4.000%, 8/15/20	No Opt. Call	A	3,254,662
3,135	4.000%, 8/15/21	No Opt. Call	A	3,373,291

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, School Building Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	534,125

1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	1,071,360

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	10,369,951
423,065	Total Texas			462,031,323

	Utah – 0.8%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,912,497

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A–	3,851,554
2,000	5.000%, 9/01/25	9/22 at 100.00	A–	2,302,140
2,265	5.000%, 9/01/26	9/22 at 100.00	A–	2,582,576

	Utah, General Obligation Bonds, Series 2009A:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/18) (UB)	7/18 at 100.00	AAA	5,591,100
10,000	5.000%, 7/01/22 (Pre-refunded 7/01/18) (UB)	7/18 at 100.00	AAA	11,182,200
28,950	Total Utah			32,422,067

	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,708,896

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	6,567,420
7,580	Total Virgin Islands			8,276,316

Nuveen Investments	97

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 0.1%

$750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	No Opt. Call	N/R	$754,523

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,366,835
2,010	Total Virginia			2,121,358

	Washington – 1.4%

2,950	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – NPFG Insured	1/17 at 100.00	AA–	3,123,313

1,980	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 (Pre-refunded 1/01/17)	1/17 at 100.00	AA– (4)	2,106,047

2,170	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	2,264,938

555	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	590,598

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	304,747

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2	1,187,549

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,601,800

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,645,744
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,421,075

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,250	5.000%, 11/15/22	No Opt. Call	A+	1,468,738
2,000	5.000%, 11/15/24	5/24 at 100.00	A+	2,389,200

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,483,110

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,805	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,154,629
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,425,560

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	3,536,065

12,015	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/23 (Pre-refunded 1/01/18) (UB)	1/18 at 100.00	AA+ (4)	13,227,914

6,460	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	6,896,696

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+	3,007,502

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,769,436
55,315	Total Washington			60,604,661

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.1%

$1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	No Opt. Call	A3	$1,152,660

1,645	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28	12/18 at 100.00	A	1,799,153
2,645	Total West Virginia			2,951,813

	Wisconsin – 4.1%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	A–	2,061,160

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	387,283
460	5.000%, 4/01/22	No Opt. Call	Aa3	540,551

	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
585	5.000%, 12/01/26	11/24 at 100.00	Aa3	676,822
3,855	5.000%, 12/01/27	11/24 at 100.00	Aa3	4,436,604

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A2	1,157,537
14,370	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	16,185,218

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,291,915

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA	1,565,452
8,670	5.500%, 8/15/29	2/20 at 100.00	AA	9,811,232

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	2,049,480

2,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19	9/15 at 100.00	N/R	2,015,121

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,404,197
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,626,693

2,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	2,719,264

4,860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aa3	5,335,551

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24	8/22 at 100.00	AA	2,007,338

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,736,374

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–	2,564,567
11,955	5.250%, 8/15/20	8/16 at 100.00	A–	12,488,551

Nuveen Investments	99

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21		8/16 at 100.00	A–	$10,477,024

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
815	5.000%, 12/15/23		No Opt. Call	AA–	969,320
1,200	5.000%, 12/15/25		12/24 at 100.00	AA–	1,407,408

450	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)		No Opt. Call	N/R (4)	477,365

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
9,000	6.000%, 5/01/27		5/19 at 100.00	AA–	10,513,170
1,920	6.000%, 5/01/33		5/19 at 100.00	AA–	2,245,114
5,215	5.750%, 5/01/33		5/19 at 100.00	AA–	6,019,466
37,425	6.000%, 5/01/36		5/19 at 100.00	AA–	43,419,361

5,800	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24		5/22 at 100.00	AA	6,911,106

5,000	Wisconsin State, General Obligation Bonds, Refunding Series 2014-4, 5.000%, 5/01/25		11/24 at 100.00	AA	6,114,400

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,100	5.000%, 7/01/24 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,265,143
3,340	5.000%, 7/01/25 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	3,841,434
3,980	5.000%, 7/01/26 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	4,577,517
156,855	Total Wisconsin				176,298,738

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB	5,851,120
$3,997,400	Total Municipal Bonds (cost $4,149,416,447)				4,330,241,794

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$213	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$38,434

57	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	7,595
$270	Total Corporate Bonds (cost $24,234)				46,029
	Total Long-Term Investments (cost $4,149,440,681)				4,330,287,823

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.0%

	MUNICIPAL BONDS – 0.0%

	California – 0.0%

$2,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (10)		No Opt. Call	N/R	$2,219,382

215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (10)		No Opt. Call	N/R	216,894

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$325	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (10)	No Opt. Call	N/R	$327,863
$2,740	Total Short-Term Investments (cost $2,740,000)			2,764,139
	Total Investments (cost $4,152,180,681) – 100.5%			4,333,051,962
	Floating Rate Obligations – (1.4)%			(60,880,000)
	Other Assets Less Liabilities – 0.9%			37,777,964
	Net Assets – 100%			$4,309,949,926

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,330,241,794	$—	$4,330,241,794
Corporate Bonds	—	—	46,029	46,029
Short-Term Investments:
Municipal Bonds	—	—	2,764,139	2,764,139
Total	$—	$4,330,241,794	$2,810,168	$4,333,051,962

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $4,087,906,185.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$207,171,927
Depreciation	(22,905,702)
Net unrealized appreciation (depreciation) of investments	$184,266,225

Nuveen Investments	101

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	During July 2010, the original issue for this security (1,000,000 par, 5.400% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.400% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has cease accruing additional income.

(7)	During July 2010, the original issue for this security (1,000,000 par, 5.500% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has cease accruing additional income.

(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

102	Nuveen Investments

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.9%

	MUNICIPAL BONDS – 98.9%

	Alabama – 0.1%

$6,100	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A1	$6,163,989

	Alaska – 0.2%

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,936,824
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,527,117

5,300	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/15 at 100.00	Ba1	5,300,000
9,340	Total Alaska			9,763,941

	Arizona – 4.1%

3,355	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,922,599

55	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	Aa2	57,441

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,000	3.000%, 2/01/16	No Opt. Call	BBB+	1,012,000
1,000	4.000%, 2/01/17	No Opt. Call	BBB+	1,046,100
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,184,440

2,980	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	AA–	3,144,287

	Arizona State, Certificates of Participation, Department of Administration, Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA	12,578,211
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	827,898

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	8,607,875

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA	4,947,079
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA	13,001,272
2,970	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,408,342

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
1,945	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA	2,027,137
2,480	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,679,690
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,713,778
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	109,655

	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014:
4,000	5.000%, 7/01/23	No Opt. Call	AAA	4,869,720
1,500	5.000%, 7/01/24	No Opt. Call	AAA	1,849,290

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AA–	749,324

Nuveen Investments	103

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)
$335	5.000%, 7/01/19	No Opt. Call	AA–	$381,354
575	5.000%, 7/01/20	No Opt. Call	AA–	665,609
750	5.000%, 7/01/21	No Opt. Call	AA–	876,570

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	AA–	2,306,518

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB	11,035,859

4,535	Maricopa County School District 3 Tempe Elementary, Arizona, General Obligation Bonds, School Improvement Project 2009, Series 2015C, 3.000%, 7/01/18	No Opt. Call	Aa2	4,792,361

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	548,570
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	635,128
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,733,331
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	829,343

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,422,489

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18	No Opt. Call	AA	1,390,688

3,800	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	4,082,036

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,597,211
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,507,264
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,317,855

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA	2,107,789
2,040	5.000%, 7/01/21	No Opt. Call	AA	2,420,603
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,800,936

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,297,765

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	6,267,381
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,214,294

10	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A3	10,357

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,285	5.000%, 8/01/22	No Opt. Call	AA–	1,510,954
2,000	5.000%, 8/01/23	No Opt. Call	AA–	2,370,340
2,000	5.000%, 8/01/24	No Opt. Call	AA–	2,386,060

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA–	1,193,030

19,770	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	21,271,135

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–	791,180

1,225	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	1,168,197
152,360	Total Arizona			167,668,345

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas – 0.3%

$3,010	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–	$3,048,287

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	3.000%, 7/01/17	No Opt. Call	A+	521,170
500	5.000%, 7/01/19	No Opt. Call	A+	570,830
670	5.000%, 7/01/21	No Opt. Call	A+	786,339

	Pulaksi County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	583,410
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,047,075
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,368,420

	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A:
1,535	5.000%, 11/01/19	No Opt. Call	Aa2	1,773,846
1,265	5.000%, 11/01/20	No Opt. Call	Aa2	1,485,452
11,720	Total Arkansas			13,184,829

	California – 3.9%

2,300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/21	No Opt. Call	A	2,726,604

455	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	465,219

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,935	5.000%, 5/01/16	No Opt. Call	AA+	4,079,415
2,595	5.000%, 5/01/17	No Opt. Call	AA+	2,798,059

4,785	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA+	4,925,105

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,634,360

5,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)	No Opt. Call	AA–	5,897,200

5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,921,295

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A+	4,696,810
3,675	5.000%, 11/01/17	No Opt. Call	A+	4,026,477

1,865	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.000%, 7/01/16	No Opt. Call	AA	1,949,764

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
235	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	273,611
120	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	139,716

750	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A	889,470

5,105	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A, 5.000%, 4/01/16	No Opt. Call	A+	5,261,672

Nuveen Investments	105

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,310	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21	11/16 at 100.00	AA–	$2,356,339

650	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	652,067

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–	1,419,092
1,410	5.000%, 1/01/19	No Opt. Call	BBB–	1,531,711
1,500	5.000%, 1/01/20	No Opt. Call	BBB–	1,643,685
1,595	5.000%, 1/01/21	No Opt. Call	BBB–	1,757,961

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2014B:
5,200	5.000%, 6/01/22	No Opt. Call	AAA	6,293,300
2,775	5.000%, 6/01/23	No Opt. Call	AAA	3,401,540

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A:
2,700	5.000%, 6/01/23	No Opt. Call	AAA	3,309,606
2,150	5.000%, 6/01/24	No Opt. Call	AAA	2,667,548

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,665	5.000%, 6/01/16	No Opt. Call	Aaa	2,752,838
22,865	4.500%, 6/01/27	6/17 at 100.00	B	21,853,680
650	5.000%, 6/01/33	6/17 at 100.00	B	545,103

11,250	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Pre-refunded 3/01/16)	3/16 at 100.00	AA– (4)	11,533,162

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	559,830

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B:
1,760	5.000%, 7/01/21	No Opt. Call	AA	2,109,202
2,730	5.000%, 7/01/22	No Opt. Call	AA	3,299,724

685	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	760,645

13,020	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2014A, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	13,916,687

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	1,944,202
2,255	5.000%, 9/01/20 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	2,369,825

	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A:
500	5.000%, 8/01/20 – BAM Insured	No Opt. Call	AA	586,365
2,640	5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,187,298

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	6,754,500

150	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	185,954

1,500	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/15	No Opt. Call	Baa1	1,505,025

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,315	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Refunding Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–	$2,330,256

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	7/15 at 100.00	A3	5,000,000

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	508,700
500	3.800%, 7/01/17	No Opt. Call	A	515,880

3,500	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,310,215
149,865	Total California			160,246,717

	Colorado – 1.5%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	3,041,363

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	Aa2	8,598,366

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
500	3.000%, 6/01/17	No Opt. Call	A–	516,990
300	3.000%, 6/01/18	No Opt. Call	A–	312,801
500	4.000%, 6/01/19	No Opt. Call	A–	542,395
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,090,240
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,280,580
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,617,124
500	5.000%, 6/01/23	No Opt. Call	A–	571,490

2,320	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	BBB+	2,404,123

	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014:
400	2.000%, 8/01/15 – AGM Insured	No Opt. Call	A2	400,000
240	4.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	248,544
275	1.750%, 8/01/17 – AGM Insured	No Opt. Call	AA	279,942
250	2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	256,830

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,728,405

2,295	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/15	No Opt. Call	A–	2,330,825

6,560	Denver, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/21 – FGIC Insured	11/16 at 100.00	AA–	6,954,059

4,205	Denver, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/21 – SYNCORA GTY Insured	11/15 at 100.00	A+	4,263,702

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, SIFMA Index Term Series 2015A:
1,000	5.000%, 9/01/19	No Opt. Call	BBB+	1,125,260
1,175	5.000%, 9/01/20	No Opt. Call	BBB+	1,344,529

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	4,838,715

2,665	Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/15 – AGM Insured	No Opt. Call	AA	2,708,333

Nuveen Investments	107

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$520	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	$543,894

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA (4)	10,477,499

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R	1,204,320
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,040,360
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,051,980
58,200	Total Colorado			62,772,669

	Connecticut – 1.1%

4,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	4,150,061

14,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	14,828,669

320	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	334,867

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,856,550

1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/16 at 100.00	A–	1,009,500

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A2	2,714,669
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A2	2,769,564

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	2,102,000
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,310,500

775	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	Aa3	924,552

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	3.000%, 12/15/19	No Opt. Call	AA	373,506
525	5.000%, 12/15/21	No Opt. Call	AA	619,064

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 – AGM Insured	No Opt. Call	AA	2,605,050
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,415,514
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,274,660
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,118,580
43,625	Total Connecticut			46,407,306

	Delaware – 0.8%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
600	4.000%, 7/01/16	No Opt. Call	BBB–	610,482
1,810	5.000%, 7/01/18	No Opt. Call	BBB–	1,932,790
1,905	5.000%, 7/01/19	No Opt. Call	BBB–	2,060,867
2,000	5.000%, 7/01/20	No Opt. Call	BBB–	2,182,020
275	5.000%, 7/01/21	No Opt. Call	BBB–	301,329

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware (continued)

$3,660	Delaware State, General Obligation Bonds, Series 2010A, 5.000%, 7/01/16	No Opt. Call	AAA	$3,820,454

	New Castle County, Delaware, General Obligation Bonds, Series 2015:
6,465	5.000%, 10/01/19	No Opt. Call	AAA	7,494,681
7,470	5.000%, 10/01/20	No Opt. Call	AAA	8,839,400

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	4,999,500
29,185	Total Delaware			32,241,523

	District of Columbia – 0.3%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,145	5.000%, 12/01/16	No Opt. Call	AAA	1,215,612
1,115	5.000%, 12/01/17	No Opt. Call	AAA	1,226,065

10,025	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23)	10/18 at 100.00	A–	11,145,794
12,285	Total District of Columbia			13,587,471

	Florida – 5.2%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,500	5.000%, 7/01/19	No Opt. Call	A1	2,850,025
4,000	5.000%, 7/01/20	No Opt. Call	A1	4,644,680

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
3,250	5.000%, 6/01/18	12/17 at 100.00	AA–	3,527,518
5,000	5.000%, 6/01/20	12/19 at 100.00	AA–	5,691,450
21,050	5.000%, 6/01/22	12/21 at 100.00	AA–	24,397,370
3,775	5.000%, 6/01/25	12/24 at 100.00	AA–	4,465,372

	Citizens Property Insurance Corporation, Florida, High Risk Account Revenue Bonds, Series 2007A:
1,235	5.000%, 3/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,269,333
3,675	5.000%, 3/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	3,929,972

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
7,995	6.000%, 6/01/16	No Opt. Call	A+	8,363,809
1,170	5.375%, 6/01/16	No Opt. Call	A+	1,217,993
940	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA	976,134
2,830	5.500%, 6/01/17	No Opt. Call	A+	3,064,409

	Citizens Property Insurance Corporation, Florida, High–Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,810	5.000%, 6/01/18	No Opt. Call	AA–	4,203,802
190	5.000%, 6/01/19	No Opt. Call	AA–	214,829

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
1,145	5.000%, 6/01/16	No Opt. Call	A+	1,188,407
160	4.000%, 6/01/16	No Opt. Call	A+	164,736
655	5.250%, 6/01/17	No Opt. Call	A+	706,287
105	4.250%, 6/01/17	No Opt. Call	A+	111,318
460	4.250%, 6/01/17 – AGM Insured	No Opt. Call	AA	488,111

Nuveen Investments	109

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
$100	3.000%, 6/01/16	No Opt. Call	AA–	$102,129
7,420	5.000%, 6/01/17	No Opt. Call	AA–	7,967,373

6,100	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16)	No Opt. Call	A2	6,156,059

1,690	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22	No Opt. Call	A	1,708,860

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	4,845,210
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,165,041

660	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1	664,145

2,645	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,056,483

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
2,830	5.000%, 7/01/16	No Opt. Call	AAA	2,953,275
1,285	5.000%, 7/01/17	No Opt. Call	AAA	1,391,295

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,521,135

290	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	297,766

710	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26 (Pre-refunded 6/01/16)	6/16 at 100.00	N/R (4)	738,755

4,615	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	4,905,099

2,200	Hillsborough County School District, Florida Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 (WI/DD, Settling 8/20/15) – AGM Insured	No Opt. Call	AA	2,540,098

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,000	5.000%, 10/01/19	No Opt. Call	AA–	2,304,400
1,275	5.000%, 10/01/20	No Opt. Call	AA–	1,491,699

2,500	Manatee County, Florida, Revenue Refunding and Improvement Bonds, Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,931,000

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A2	1,636,789

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	367,319

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,000	5.000%, 7/01/20	No Opt. Call	A	3,478,140
2,250	5.000%, 7/01/21	No Opt. Call	A	2,629,710
1,750	5.000%, 7/01/22	No Opt. Call	A	2,051,193
4,000	5.000%, 7/01/23	No Opt. Call	A	4,722,080

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
$3,725	3.750%, 12/01/18	No Opt. Call	A–	$3,977,630
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,271,280

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,640	4.000%, 4/01/17	No Opt. Call	AA–	1,722,361
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,872,636
1,790	5.000%, 4/01/19	No Opt. Call	AA–	2,009,615
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,143,576

3,540	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA	3,880,867

1,145	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.125%, 10/01/16	No Opt. Call	BBB+	1,195,792

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	13,398,566

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 2.250%, 7/01/39 (Mandatory put 7/01/16)	No Opt. Call	A–	2,033,260

1,910	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A (4)	2,192,355

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,797,600

3,960	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	4,151,783

	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	632,797
500	5.000%, 9/01/22	No Opt. Call	A+	580,200
500	5.000%, 9/01/23	No Opt. Call	A+	583,260

2,275	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,521,792

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA–	3,482,280

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,990,142

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
425	3.000%, 9/01/15	No Opt. Call	A+	425,944
520	4.000%, 9/01/17	No Opt. Call	A+	552,074
1,045	5.000%, 9/01/18	No Opt. Call	A+	1,162,918
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,964,280
865	5.000%, 9/01/20	No Opt. Call	A+	996,887
690	5.000%, 9/01/21	No Opt. Call	A+	799,420

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	BBB+	626,510

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	80,856

Nuveen Investments	111

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	$203,779

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	51,077

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	2

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	5,038

120	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	119,352

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	284,220

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	5/18 at 100.00	N/R	146,384

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40	5/18 at 100.00	N/R	3

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA	3,247,431
195,235	Total Florida			215,204,575

	Georgia – 2.4%

2,545	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 1/01/19	No Opt. Call	A1	2,878,751

2,130	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/23	No Opt. Call	AA–	2,564,840

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19	No Opt. Call	Aa2	3,045,657

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A–	9,016,385

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A–	17,202,980

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	3,059,100

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	2,994,570

1,450	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009, 5.000%, 4/01/17	No Opt. Call	AAA	1,557,025

500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 4.000%, 10/01/15	No Opt. Call	Aa3	503,240

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution, Refunding Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,778,115

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,028,700

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$155	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	AA–	$165,824

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,284,746

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,060,934

10,215	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	10,652,916

100	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	109,725

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,421,613

	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U:
3,710	5.000%, 10/01/18	No Opt. Call	AA–	4,162,694
2,905	5.000%, 10/01/19	No Opt. Call	AA–	3,340,111

5,240	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.5000%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	AA–	5,256,611

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	539,665
580	5.000%, 10/01/20	No Opt. Call	Baa2	665,602

3,315	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012, 5.000%, 10/01/15	No Opt. Call	AA+	3,342,150
91,710	Total Georgia			97,631,954

	Hawaii – 1.0%

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,259,663

4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	5,310,765

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	9,783,609

10,070	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA	11,963,864

2,145	Hawaii State, Highway Revenue Bonds, Series 2011A, 4.000%, 1/01/16	No Opt. Call	AA+	2,179,749

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26 (WI/DD, Settling 8/12/15)	7/25 at 100.00	Aa2	2,601,629
33,570	Total Hawaii			39,099,279

	Illinois – 10.3%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,369,902

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	AA	1,010,960

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–	1,287,106

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Across Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	BBB+	4,047,899

2,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	AA	2,290,020

Nuveen Investments	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	$7,682,030

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	5,223,148

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA	3,603,173

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA	3,696,519
3,000	5.000%, 11/15/33	11/22 at 100.00	AA	3,156,870

720	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	Aaa	736,661

502	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA	515,614

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,555	5.000%, 12/01/20	No Opt. Call	AA–	1,814,732
1,675	5.000%, 12/01/21	No Opt. Call	AA–	1,971,827
1,790	5.000%, 12/01/22	No Opt. Call	AA–	2,124,086

11,645	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,890,855

10,515	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,677,036

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,233,997

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,033,399

13,200	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 1.100%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	AA+	13,153,932

19,375	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,375,000

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,296,496

1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,163,140

900	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 – AGM Insured	4/18 at 100.00	A2	983,736

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21	2/20 at 100.00	A2	1,073,348

10,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	9,987,200

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB	1,189,037
905	5.000%, 9/01/19	No Opt. Call	BBB	999,129
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB	9,224,846

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
125	5.000%, 9/01/19	No Opt. Call	BBB	138,001
770	5.000%, 9/01/20	No Opt. Call	BBB	858,796
350	5.000%, 9/01/21	No Opt. Call	BBB	391,227
2,240	5.000%, 9/01/24	No Opt. Call	BBB	2,499,728

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)
$865	5.000%, 9/01/25	9/24 at 100.00	BBB	$956,560

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,237,920

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A:
1,580	5.000%, 7/01/17	No Opt. Call	A+	1,701,233
1,175	5.000%, 7/01/18	No Opt. Call	A+	1,298,305

15,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.250%, 11/15/22	11/17 at 100.00	A	16,345,050

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,287,360

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,185	5.000%, 11/15/17	No Opt. Call	A+	1,287,680
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,114,450
1,000	5.000%, 11/15/20	No Opt. Call	A+	1,155,680

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,175	5.000%, 8/15/15 (ETM)	No Opt. Call	A3 (4)	1,177,209
1,000	5.000%, 8/15/16 – AGC Insured (ETM)	No Opt. Call	AA (4)	1,047,970
875	5.000%, 8/15/18 (ETM)	No Opt. Call	AA (4)	978,880
355	5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	411,484

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA	2,053,500

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,000	5.000%, 10/01/19	No Opt. Call	AA+	1,151,100
2,010	5.000%, 10/01/20	No Opt. Call	AA+	2,359,800

5,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,859,300

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,576,766

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,293,940
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,377,100
4,000	5.000%, 2/01/20	No Opt. Call	A1	4,588,160
10,820	5.000%, 2/01/21	No Opt. Call	A1	12,523,825
5,000	5.000%, 2/01/22	No Opt. Call	A1	5,815,850
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,074,786

3,225	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2006, 5.000%, 2/01/22 (Pre-refunded 2/01/16) – NPFG Insured	2/16 at 100.00	AA– (4)	3,301,368

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	AA–	3,074,850

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,555	5.000%, 6/15/18	12/16 at 100.00	AA+	2,705,106
3,085	5.000%, 12/15/18	6/16 at 100.00	AA+	3,209,140

Nuveen Investments	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, February Series 2014:
$655	5.000%, 2/01/19	No Opt. Call	A–	$703,549
1,350	5.000%, 2/01/20	No Opt. Call	A–	1,461,267
3,500	5.000%, 2/01/21	No Opt. Call	A–	3,788,435
4,050	5.000%, 2/01/22	No Opt. Call	A–	4,377,362

620	Illinois State, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A3	620,000

3,570	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/16	No Opt. Call	A–	3,630,690

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A–	1,550,925
1,115	5.250%, 1/01/20	No Opt. Call	A–	1,217,547

355	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	362,668

	Illinois State, General Obligation Bonds, Refunding Series 2010:
1,505	5.000%, 1/01/16	No Opt. Call	A–	1,530,585
5,055	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA	5,288,895
560	5.000%, 1/01/17	No Opt. Call	A–	584,864
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	5,346,748
22,035	5.000%, 1/01/18	No Opt. Call	A–	23,414,611
6,745	5.000%, 1/01/24	1/20 at 100.00	A–	7,037,598

	Illinois State, General Obligation Bonds, Refunding Series 2012:
5,000	5.000%, 8/01/16	No Opt. Call	A–	5,190,700
5,170	5.000%, 8/01/19	No Opt. Call	A–	5,588,356
4,055	5.000%, 8/01/20	No Opt. Call	A–	4,404,095

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/15 at 100.00	A–	6,996,902

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	10/15 at 100.00	AA–	562,016

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	10/15 at 100.00	A–	10,031

2,000	Illinois State, General Obligation Bonds, Series 2005, 5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA	2,006,140

	Illinois State, General Obligation Bonds, Series 2006A:
1,060	5.000%, 6/01/17	No Opt. Call	A–	1,117,717
6,400	5.000%, 6/01/23	12/16 at 100.00	A–	6,651,200

	Illinois State, General Obligation Bonds, Series 2006:
4,110	5.000%, 1/01/16	No Opt. Call	A–	4,179,870
1,005	5.000%, 1/01/17	1/16 at 100.00	A–	1,020,005
2,550	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	AA–	2,586,899

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA	1,054,600

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–	1,584,465
3,615	5.000%, 7/01/21	No Opt. Call	A–	3,916,599
2,520	5.500%, 7/01/25	7/23 at 100.00	A–	2,767,086

2,030	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/16	No Opt. Call	AAA	2,112,540

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,370	5.000%, 6/15/18	No Opt. Call	AAA	4,838,901
6,000	5.000%, 6/15/19	No Opt. Call	AAA	6,813,000

1,170	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.375%, 4/01/16 – NPFG Insured	No Opt. Call	AA–	1,203,474

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
$1,000	4.000%, 1/01/18	No Opt. Call	AA–	$1,072,690
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,406,738

1,360	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.642%, 12/15/16	No Opt. Call	AAA	1,359,850

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,407,729

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
5,115	5.000%, 6/01/16	No Opt. Call	A	5,300,930
7,605	5.000%, 6/01/17	No Opt. Call	A	8,140,316
5,400	5.000%, 6/01/18	No Opt. Call	A	5,936,490
10,095	5.000%, 6/01/19	No Opt. Call	A	11,353,341
5,185	5.250%, 6/01/20	No Opt. Call	A	5,959,069
20	5.250%, 6/01/21	No Opt. Call	A	23,152

4,980	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	5,702,150

5,515	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	6,226,711

2,365	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,599,253

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,216,386
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,153,176
395,682	Total Illinois			423,042,143

	Indiana – 4.1%

915	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	929,045

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,035	5.000%, 1/15/17	No Opt. Call	AA+	1,099,418
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,304,252
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,389,213
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,529,090
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,291,320
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,154,940

570	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	554,844

6,800	Indiana Finance Authority, Environmental Improvement Revenue Bonds, Southern Indiana Gas & Electric Company, Refunding Series 2013D, 1.950%, 3/01/24 (Mandatory put 9/14/17)	No Opt. Call	Aa3	6,860,656

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	523,660
635	5.000%, 8/15/18	No Opt. Call	AA–	708,768

Nuveen Investments	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
$1,445	5.000%, 3/01/19	No Opt. Call	BBB–	$1,584,992
2,115	5.000%, 3/01/20	No Opt. Call	BBB–	2,357,675

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,025	4.000%, 10/01/20	No Opt. Call	BBB+	1,114,093
435	4.000%, 10/01/21	No Opt. Call	BBB+	470,318
130	5.000%, 10/01/23	No Opt. Call	BBB+	148,274

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	962,234
750	5.000%, 5/01/20	No Opt. Call	A+	865,253
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,327,320

7,070	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	7,440,539

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,358,363

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
725	4.000%, 10/01/16	No Opt. Call	AA	754,863
370	5.000%, 10/01/17	No Opt. Call	AA	403,307
410	5.000%, 10/01/18	No Opt. Call	AA	459,618
350	5.000%, 10/01/19	No Opt. Call	AA	401,657
750	5.000%, 10/01/20	No Opt. Call	AA	873,615

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/18	No Opt. Call	AA	1,569,428
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,606,626
680	5.000%, 10/01/20	No Opt. Call	AA	792,078
550	5.000%, 10/01/23	No Opt. Call	AA	656,585
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,202,950
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,134,944
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,454,508
800	5.000%, 10/01/27	10/24 at 100.00	AA	931,720

11,165	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	11,667,536

5,245	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,313,710

260	Indiana State University Board of Trustees, Indiana State University, Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	286,289

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,497,585

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA	4,330,651

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	1,174,093
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,874,402

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)
$3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	$4,268,813

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,571,840

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
275	3.000%, 10/01/16	No Opt. Call	A	282,741
250	4.000%, 10/01/17	No Opt. Call	A	266,115
300	4.000%, 10/01/18	No Opt. Call	A	325,140
200	5.000%, 10/01/19	No Opt. Call	A	228,296
350	5.000%, 10/01/20	No Opt. Call	A	403,841
450	5.000%, 10/01/21	No Opt. Call	A	522,558
450	5.000%, 10/01/22	No Opt. Call	A	526,356
600	5.000%, 10/01/23	No Opt. Call	A	705,558
420	5.000%, 10/01/24	No Opt. Call	A	496,465
500	5.000%, 10/01/25	10/24 at 100.00	A	588,040
725	5.000%, 10/01/26	10/24 at 100.00	A	843,429

3,175	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 1/15/18	No Opt. Call	AA+	3,492,818

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	AA–	4,295,628

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	6,729,042

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	Baa1	359,846
880	4.000%, 4/01/17	No Opt. Call	Baa1	918,817
400	4.000%, 4/01/18	No Opt. Call	Baa1	425,068
550	3.000%, 4/01/19	No Opt. Call	Baa1	574,811

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
880	4.000%, 8/01/15	No Opt. Call	N/R	880,000
900	4.000%, 2/01/16	No Opt. Call	N/R	908,109
915	4.000%, 8/01/16	No Opt. Call	N/R	929,905

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,154,070

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	267,313
520	4.000%, 2/01/19	No Opt. Call	A	565,396
650	5.000%, 2/01/20	No Opt. Call	A	740,441
640	5.000%, 2/01/21	No Opt. Call	A	735,379
1,595	4.000%, 2/01/24	No Opt. Call	A	1,749,412

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A	32,372,170

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,000	3.000%, 7/15/19	No Opt. Call	AA–	2,141,320
1,215	4.000%, 1/15/20	No Opt. Call	AA–	1,351,044
159,440	Total Indiana			169,980,213

Nuveen Investments	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 0.5%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
$1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	$1,226,176
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	1,485,397
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	1,564,147
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA	1,405,107

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,092,538

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,945	5.000%, 6/01/17	No Opt. Call	AA	2,101,475
3,265	5.000%, 6/01/18	No Opt. Call	AA	3,643,805
17,960	Total Iowa			19,518,645

	Kansas – 0.9%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,720	5.000%, 9/01/16	No Opt. Call	AAA	4,960,390
6,050	5.000%, 9/01/17	No Opt. Call	AAA	6,596,678

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA–	1,428,239
1,475	5.000%, 1/01/23	1/20 at 100.00	AA–	1,683,949

	Saline County Unified School District 305, Kansas, General Obligation Bonds, Refunding & Improvement Series 2014:
3,760	5.000%, 9/01/20	No Opt. Call	Aa2	4,417,774
5,000	5.000%, 9/01/21	No Opt. Call	Aa2	5,947,500

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA–	2,506,475
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA–	3,288,004

	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
600	4.000%, 9/01/18	No Opt. Call	A+	651,516
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,324,620

3,300	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	2,408,373
33,340	Total Kansas			36,213,518

	Kentucky – 1.9%

9,260	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	9,970,520

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,154,025

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	16,511,002

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A	3,605,203

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18)	No Opt. Call	A1	$13,456,530

15,410	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A1	15,562,559

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	No Opt. Call	A1	2,053,728

1,565	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,758,794

3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	3,080,050

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,241,810

3,535	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A	4,026,789
74,280	Total Kentucky			77,421,010

	Louisiana – 4.2%

1,000	Bossier City, Louisiana, Utility Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/20	No Opt. Call	AA–	1,117,080

11,555	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	BBB	11,584,118

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,519,336

9,805	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 0.638%, 2/01/46 (Mandatory put 8/01/18)	2/18 at 100.00	AA	9,727,344

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	A1	2,848,550
2,070	5.000%, 7/15/20	No Opt. Call	A1	2,395,570

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
3,000	5.000%, 6/01/17	No Opt. Call	A1	3,221,310
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,925,363
2,325	5.000%, 6/01/19	No Opt. Call	A1	2,617,880
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,397,686
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,312,900
1,800	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,097,936

285	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/16 – AMBAC Insured (ETM)	No Opt. Call	A1 (4)	296,155

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B:
455	5.000%, 6/01/17 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	472,094
810	5.000%, 6/01/18 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A1 (4)	840,432

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,764,823

Nuveen Investments	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)
$2,235	5.000%, 8/01/24	No Opt. Call	AA	$2,643,938

805	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	901,962

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,740,960
435	6.000%, 12/15/37	10/15 at 100.00	N/R	240,251

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,775	5.000%, 6/01/19	No Opt. Call	Aa3	2,029,322
5,015	5.000%, 6/01/20	No Opt. Call	Aa3	5,838,563

10	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	10,550

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	677,769
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	674,668
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,686,387
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,834,822

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
585	5.000%, 7/01/18	No Opt. Call	A	648,701
1,555	5.000%, 7/01/19	No Opt. Call	A	1,766,978
1,100	5.000%, 7/01/20	No Opt. Call	A	1,273,063
7,245	5.000%, 7/01/26	7/23 at 100.00	A	8,369,714

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
15	5.000%, 5/01/19	No Opt. Call	Aa1	17,149
2,520	5.000%, 5/01/20	No Opt. Call	Aa1	2,941,798
3,635	5.000%, 5/01/21	No Opt. Call	Aa1	4,301,913

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA	8,251,110

12,325	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	14,097,582

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA	6,913,980

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA	7,396,703

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A–	3,238,063
2,500	5.000%, 12/01/20	No Opt. Call	A–	2,853,050
3,600	5.000%, 12/01/21	No Opt. Call	A–	4,116,240

7,130	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	7,984,531

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	4.000%, 6/01/16	No Opt. Call	A	514,065
1,850	5.000%, 6/01/17	No Opt. Call	A	1,984,366
1,000	5.000%, 6/01/18	No Opt. Call	A	1,101,890

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	BBB+	1,249,347

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	10/15 at 100.50	AA	40,362

4,700	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,118,018

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A+	$2,688,891

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,963,046
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,933,176

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	10/15 at 100.00	A	5,010,650
10,000	5.000%, 5/15/25	5/16 at 100.00	A	10,215,799
156,470	Total Louisiana			172,407,954

	Maine – 0.1%

	Augusta, Maine, General Obligation Bonds, Refunding Series 2015A:
615	5.000%, 12/01/18	No Opt. Call	AA	695,547
770	5.000%, 12/01/19	No Opt. Call	AA	892,053

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15	No Opt. Call	A–	3,329,007
4,685	Total Maine			4,916,607

	Maryland – 3.3%

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,994,859

	Baltimore County, Maryland, General Obligation Bonds, Metropolitan District 77th Issue, Series 2014:
2,800	5.000%, 8/01/17	No Opt. Call	AAA	3,044,356
2,800	5.000%, 8/01/18	No Opt. Call	AAA	3,141,236

1,180	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	AA	1,191,918

3,445	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2007D, 5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	AA (4)	3,729,626

5,000	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	5,011,250

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
530	5.000%, 7/01/21	No Opt. Call	BBB	604,645
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,139,490
250	5.000%, 7/01/23	No Opt. Call	BBB	285,378
500	5.000%, 7/01/24	No Opt. Call	BBB	570,785

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,844,283
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,542,800

	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008:
5,120	5.000%, 7/15/16	No Opt. Call	AAA	5,352,294
5,790	5.000%, 7/15/17	No Opt. Call	AAA	6,285,624
5,130	5.000%, 7/15/18	No Opt. Call	AAA	5,747,344

Nuveen Investments	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$13,815	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	$15,147,180

	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2:
6,835	5.000%, 8/01/19 (WI/DD, Settling 8/03/15)	No Opt. Call	AAA	7,887,863
27,740	5.000%, 8/01/20 (WI/DD, Settling 8/03/15)	No Opt. Call	AAA	32,679,662

100	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	105,259

10,100	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	10,463,397

9,975	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2014A, 5.000%, 11/01/18	No Opt. Call	AAA	11,274,841

5,000	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,757,950
123,535	Total Maryland			137,802,040

	Massachusetts – 1.5%

460	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+	474,094

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,015	5.000%, 11/15/15	No Opt. Call	AAA	2,043,633
2,175	5.000%, 11/15/16	No Opt. Call	AAA	2,306,109
1,535	5.000%, 11/15/17	No Opt. Call	AAA	1,687,011
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,132,650

10,410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	10,868,351

12,900	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	14,279,526

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	AA+	3,674,464

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AA+	16,958,480

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA+	2,423,678
2,420	4.000%, 8/15/16	No Opt. Call	AA+	2,513,412
2,420	4.000%, 8/15/17	No Opt. Call	AA+	2,582,818
2,420	4.000%, 8/15/18	No Opt. Call	AA+	2,642,688
57,375	Total Massachusetts			63,586,914

	Michigan – 2.1%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,648,065

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 5/01/16	No Opt. Call	AA–	1,033,300
1,000	4.000%, 5/01/17	No Opt. Call	AA–	1,053,520

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)
$1,780	4.000%, 5/01/18	No Opt. Call	AA–	$1,910,421

1,700	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/15	No Opt. Call	AAA	1,713,957

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	9,795,840

3,195	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,492,998

10,010	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	10,128,818

18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,989,558

2,505	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	2,564,018

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,888,491

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa1	1,809,959

2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa1	2,036,060

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,201,871
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,163,770

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa2	864,963
1,000	5.000%, 5/01/20	No Opt. Call	Aa2	1,150,460

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	2,900,125

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,616,626

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,610,638
79,160	Total Michigan			84,573,458

	Minnesota – 1.1%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	803,475
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,831,862
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,912,320

5,075	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,140,721

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien, Refunding Series 2014A:
1,350	4.000%, 1/01/17	No Opt. Call	A	1,416,609
1,060	5.000%, 1/01/22	No Opt. Call	A	1,253,386
1,245	5.000%, 1/01/23	No Opt. Call	A	1,485,148
1,670	5.000%, 1/01/24	No Opt. Call	A	2,013,218

Nuveen Investments	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2014A:
$2,695	5.000%, 6/01/20	No Opt. Call	AA	$3,151,317
4,010	5.000%, 6/01/21	No Opt. Call	AA	4,746,998

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,306,880
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,424,600

7,100	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA	7,241,858

885	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,049,044

2,815	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,295,014
39,955	Total Minnesota			44,072,450

	Mississippi – 0.4%

11,535	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	BBB+	11,597,980

3,670	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	4,193,746
15,205	Total Mississippi			15,791,726

	Missouri – 2.2%

815	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 4.500%, 12/01/31 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	858,578

1,035	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 6.500%, 6/01/25	No Opt. Call	N/R	1,044,067

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,774,218
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,956,631

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,740	5.000%, 1/01/17	No Opt. Call	Aaa	3,978,911
3,025	5.000%, 1/01/18	No Opt. Call	Aaa	3,330,767

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	611,776
440	5.000%, 5/01/20	No Opt. Call	BBB+	493,372
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,124,570
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,707,956
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,484,485

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,045,830

	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Second Lien Series 2014B:
10,000	5.000%, 5/01/18	No Opt. Call	AAA	11,133,399
3,000	5.000%, 5/01/21	No Opt. Call	AAA	3,572,790

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
$2,285	5.000%, 1/01/25	No Opt. Call	A–	$2,711,015
5,000	5.000%, 1/01/26	1/25 at 100.00	A–	5,850,700

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
530	5.000%, 7/01/16	No Opt. Call	A–	551,682
715	5.000%, 7/01/17	No Opt. Call	A–	772,143
765	5.000%, 7/01/18	No Opt. Call	A–	850,167

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,955,306
1,575	5.000%, 7/01/21	No Opt. Call	A–	1,824,102
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,164,110
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,270,242

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,185	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	8,916,821
12,005	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	13,513,308

1,750	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,891,960

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,378,769

750	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Refunding Series 2014B, 4.000%, 3/01/18	No Opt. Call	AA+	809,715
79,855	Total Missouri			88,577,390

	Nebraska – 1.3%

4,390	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	5,033,925

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	997,603
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,150,000

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
500	4.000%, 6/15/16	No Opt. Call	AA–	515,515
750	4.000%, 6/15/17	No Opt. Call	AA–	794,355
600	4.000%, 6/15/18	No Opt. Call	AA–	649,536
800	5.000%, 6/15/19	No Opt. Call	AA–	910,696

	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Refunding Series 2014:
3,050	3.000%, 6/15/16	No Opt. Call	Aa1	3,123,810
6,600	4.000%, 6/15/17	No Opt. Call	Aa1	7,015,800

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	1,939,244
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,598,258
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,383,962
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,679,718

Nuveen Investments	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	$973,170

1,700	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A1	1,973,445

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
6,245	5.000%, 1/01/18	No Opt. Call	A2	6,825,785
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,377,068
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,842,725

3,000	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,553,710

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Alternative Minimum Tax)	No Opt. Call	A	3,046,979
49,360	Total Nebraska			53,385,304

	Nevada – 0.4%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,141,330
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,299,540

1,715	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	Aa1	1,815,465

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,834,450

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
305	3.000%, 6/01/16	No Opt. Call	N/R	306,369
930	3.000%, 6/01/17	No Opt. Call	N/R	932,948
175	4.000%, 6/01/18	No Opt. Call	N/R	179,433

2,825	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AAA	2,871,132
13,950	Total Nevada			15,380,667

	New Jersey – 3.9%

505	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB+	507,798

245	Bergen County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Bergen County Guaranteed, Series 2014B, 5.000%, 2/15/19	No Opt. Call	Aaa	278,577

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	10/15 at 100.00	AA–	3,903,343

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA	1,052,540
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,629,512
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	1,049,462

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	362,926

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,307

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,430	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	$1,495,408

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
4,250	5.000%, 6/15/16	No Opt. Call	BBB+	4,391,100
6,565	5.000%, 6/15/17	No Opt. Call	BBB+	6,959,491
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,169,610
5,250	5.000%, 6/15/19	No Opt. Call	BBB+	5,769,120
245	4.000%, 6/15/19	No Opt. Call	BBB+	260,205
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	12,185,052
2,810	5.000%, 6/15/21	No Opt. Call	BBB+	3,117,583
1,370	5.000%, 6/15/22	No Opt. Call	BBB+	1,516,960
520	5.000%, 6/15/22	No Opt. Call	AA	599,706
6,500	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,201,480
4,500	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,939,335
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,342,928
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,496,080
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	702,557

2,865	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,092,166

340	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	419,958

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,288,537
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,543,290

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	459,909

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	11,007,699

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,070	5.000%, 12/15/17	No Opt. Call	A–	5,400,057
9,750	5.000%, 12/15/18	No Opt. Call	A–	10,509,134

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,290	6.500%, 1/01/16	No Opt. Call	A3	2,348,922
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,129
860	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	882,128

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	1,462,649
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,264
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–(4)	472,153
125	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	128,303
245	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–(4)	251,473
335	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA (4)	343,851
185	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	189,888
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,264
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA–(4)	169,359

6,005	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,762,291

Nuveen Investments	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Parsippany-Troy Hills Township Board of Education, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2014:
$205	5.000%, 8/15/22	No Opt. Call	AA	$244,864
500	5.000%, 8/15/23	No Opt. Call	AA	601,945

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,252,193

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	2,030,395

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,604,002

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,340	3.000%, 1/01/18	No Opt. Call	A3	4,402,756
4,850	3.000%, 1/01/19	No Opt. Call	A3	4,911,401

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
140	5.000%, 6/01/17	No Opt. Call	Aaa	149,436
4,610	4.500%, 6/01/23	6/17 at 100.00	BB	4,615,117
2,065	4.625%, 6/01/26	6/17 at 100.00	B+	1,989,483
149,175	Total New Jersey			160,495,096

	New Mexico – 1.7%

3,470	Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015, 5.000%, 7/01/18	No Opt. Call	AA+	3,878,627

1,100	Albuquerque Bernalillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 7/01/19	No Opt. Call	AA	1,260,820

10,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company, Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,011,100

7,285	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,293,086

15,340	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	17,386,970

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
845	4.000%, 6/15/18	No Opt. Call	A+	911,628
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,520,485
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,501,624
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,689,415
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,758,667
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,834,994
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,915,778
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,998,966
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,058,355

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23	7/19 at 100.00	Aa1	16,886,887
65,245	Total New Mexico			71,907,402

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 9.3%

$500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	$587,925

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	10/15 at 100.00	AA–	501,990

1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,821,609

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,772

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,474,350

325	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	383,029

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,552,415

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	6,000

3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/21	No Opt. Call	AAA	3,926,729

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
890	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA	886,867
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	374,248
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	457,109
450	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	385,313
1,270	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,042,645

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,925	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA	6,144,758
870	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA	895,891
1,095	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	1,125,321
240	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	247,898

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D:
610	5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	AA–	639,262
85	5.000%, 9/01/20 – NPFG Insured	9/16 at 100.00	AA–	88,988
520	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	AA–	542,719

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
5,175	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	AA–	5,475,461
3,865	5.000%, 12/01/17	12/16 at 100.00	A–	4,099,567
2,280	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	AA–	2,411,761
13,015	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	AA–	13,767,137
205	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	AA–	216,619
1,100	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	AA–	1,161,138
1,035	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	AA–	1,092,525
715	5.000%, 12/01/21 – AGM Insured	12/16 at 100.00	AA	755,919
4,510	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	4,760,666

Nuveen Investments	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)
$200	5.000%, 12/01/22	12/16 at 100.00	A–	$211,116
20	4.125%, 12/01/22 – FGIC Insured	12/16 at 100.00	AA–	20,842

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
585	5.000%, 4/01/18	No Opt. Call	A–	642,681
3,715	5.000%, 4/01/19	No Opt. Call	A–	4,184,242
1,250	5.500%, 4/01/22	4/19 at 100.00	A–	1,397,988

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
885	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	AA–	915,002
8,865	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	AA–	9,502,128
3,000	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	AA–	3,163,440
730	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	AA–	769,398

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A–	1,136,806

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,150,390

3,985	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012–B2, 5.000%, 11/15/21	No Opt. Call	AA–	4,696,163

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	6,003,123

1,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.000%, 11/15/19	No Opt. Call	AA–	1,490,363

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,000	5.000%, 7/01/23	No Opt. Call	BBB+	2,333,660
1,000	5.000%, 7/01/24	No Opt. Call	BBB+	1,171,230
625	5.000%, 7/01/25	7/24 at 100.00	BBB+	721,625
1,000	5.000%, 7/01/26	7/24 at 100.00	BBB+	1,139,080
1,500	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,696,185

10,180	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	11,048,149

16,720	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	19,152,760

30,510	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/18	No Opt. Call	AA	34,122,079

12,380	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	AA–	12,349,544

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	AA–	7,478,856

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	AA–	2,066,940

2,190	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	A–	2,246,130

53,795	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	61,130,486

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
$475	5.000%, 4/01/19 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	N/R (4)	$478,838
3,080	5.000%, 4/01/19 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	AA+ (4)	3,104,886

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA	5,123,600
5,000	4.000%, 4/01/17	No Opt. Call	AA	5,278,900
6,845	5.000%, 4/01/18	No Opt. Call	AA	7,599,114

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2011B:
5,560	5.000%, 6/01/16	No Opt. Call	AA	5,779,620
1,600	5.000%, 6/01/17	No Opt. Call	AA	1,726,208
2,800	5.000%, 6/01/18	No Opt. Call	AA	3,113,880

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013A:
4,370	5.000%, 6/01/20	6/16 at 100.00	AA	4,544,538
3,360	5.000%, 6/01/21	6/16 at 100.00	AA	3,492,619

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2013B:
3,105	5.000%, 6/01/20	6/16 at 100.00	AA	3,228,734
14,250	5.000%, 6/01/21	6/16 at 100.00	AA	14,812,448
1,545	5.000%, 6/01/21	6/17 at 100.00	AA	1,664,089
6,230	5.000%, 6/01/22	6/17 at 100.00	AA	6,710,208

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A-1, 5.000%, 1/01/17	No Opt. Call	AA	10,635,899

3,145	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16	No Opt. Call	AAA	3,346,500

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,158,365

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	BBB+	571,000
500	5.000%, 7/01/27	7/24 at 100.00	BBB+	559,250

16,120	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	18,234,944

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,510	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,515,904
3,640	5.000%, 6/01/26	6/16 at 100.00	BB–	3,700,606

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,488,678
2,510	3.000%, 8/15/23	No Opt. Call	A	2,531,762
349,000	Total New York			381,172,627

Nuveen Investments	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 1.1%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
$3,000	5.000%, 3/01/16	No Opt. Call	AA	$3,085,110
2,035	5.000%, 3/01/17	No Opt. Call	AA	2,178,691
2,105	5.000%, 3/01/18	No Opt. Call	AA	2,330,803

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	5,652,735
3,050	5.000%, 3/01/18	No Opt. Call	AA+	3,365,614

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,534,785
765	3.000%, 6/01/17	No Opt. Call	AAA	798,300

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA	3,346,687
2,885	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA	3,034,587

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,030	5.000%, 1/01/25	No Opt. Call	A	2,438,335
3,000	5.000%, 1/01/26	No Opt. Call	A	3,607,710
2,755	5.000%, 1/01/27	1/26 at 100.00	A	3,280,075

615	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015B, 5.000%, 1/01/23	No Opt. Call	A	728,080

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,142,890
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,882,662

3,555	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	4,068,342

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	272,085
42,515	Total North Carolina			46,747,491

	North Dakota – 1.0%

300	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	354,024

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	118,688

3,745	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	4,027,935

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,027,900

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,175,663

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
900	4.000%, 7/15/16	No Opt. Call	A+	928,278

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)
$1,795	4.000%, 7/15/18	No Opt. Call	A+	$1,929,822
1,000	4.000%, 7/15/19	No Opt. Call	A+	1,092,160
2,105	4.000%, 7/15/20	No Opt. Call	A+	2,317,416
2,185	4.000%, 7/15/21	No Opt. Call	A+	2,394,214
2,275	4.000%, 7/15/22	No Opt. Call	A+	2,486,279
2,365	5.000%, 7/15/23	7/22 at 100.00	A+	2,711,212
2,485	5.000%, 7/15/24	7/22 at 100.00	A+	2,813,368
5,485	5.000%, 7/15/25	7/22 at 100.00	A+	6,184,338

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/16	No Opt. Call	A	819,792
800	4.000%, 5/01/17	No Opt. Call	A	841,152
800	4.000%, 5/01/18	No Opt. Call	A	859,512
725	4.000%, 5/01/19	No Opt. Call	A	792,418
800	4.000%, 5/01/20	No Opt. Call	A	879,656
800	4.000%, 5/01/21	No Opt. Call	A	881,632

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	5/17 at 100.00	AA	6,335,543
37,630	Total North Dakota			40,971,002

	Ohio – 4.0%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,337,900
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	3,077,570

2,650	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,828,398

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
6,680	5.000%, 6/01/16	No Opt. Call	Aaa	6,872,184
3,495	5.000%, 6/01/17	No Opt. Call	Aa1	3,701,904

23,355	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	19,436,965

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,500,108

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,688,912
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,757,448
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,827,198

	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014:
4,650	5.000%, 12/01/17	No Opt. Call	AA–	5,084,403
5,515	5.000%, 12/01/20	No Opt. Call	AA–	6,410,691

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
500	4.000%, 6/15/17	No Opt. Call	Baa2	521,635
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,114,379
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,110,150

1,000	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/23	No Opt. Call	Aaa	1,199,450

Nuveen Investments	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
$1,150	5.000%, 5/15/21	No Opt. Call	AA	$1,350,986
275	5.000%, 5/15/22	No Opt. Call	AA	324,222
1,000	5.000%, 5/15/23	No Opt. Call	AA	1,185,560

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,815,152

	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2014A:
1,595	5.000%, 12/01/19	No Opt. Call	AA+	1,845,622
1,550	5.000%, 12/01/21	No Opt. Call	AA+	1,844,128
1,000	5.000%, 12/01/22	No Opt. Call	AA+	1,199,750

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,490	5.000%, 1/01/20	No Opt. Call	AA	2,866,812
1,700	5.000%, 1/01/23	No Opt. Call	AA	2,010,029

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,449,246

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,016,890
2,000	5.000%, 2/15/17	No Opt. Call	BB+	2,083,340
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,731,696
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,078,520
270	5.000%, 2/15/20	No Opt. Call	BB+	294,295
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,193,080

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
730	3.000%, 10/01/15	No Opt. Call	A1	733,292
870	3.000%, 10/01/16	No Opt. Call	A1	892,072
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,162,612

11,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	BBB–	11,408,903

2,440	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	BBB–	2,448,613

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,475,560

1,915	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,951,500

4,540	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvement Fund Project, Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	4,893,621

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	7,954,816

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	$7,689,045

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,864,801

	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	870,692
500	5.000%, 1/01/18	No Opt. Call	Aa2	548,895

35	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	36,261

10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	10,759,895

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	A–	2,033,640

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,403,606

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	5,110
154,540	Total Ohio			162,891,557

	Oklahoma – 1.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,530,263
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,561,653
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,994,527

6,325	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A	7,010,251

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
2,375	5.000%, 7/01/16	No Opt. Call	A+	2,474,845
550	5.000%, 7/01/17	No Opt. Call	A+	593,846
1,820	5.000%, 7/01/18	No Opt. Call	A+	2,022,056
2,385	5.000%, 7/01/19	No Opt. Call	A+	2,718,924

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
1,955	4.000%, 9/01/18	No Opt. Call	A+	2,114,802
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,477,424

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,167,450
2,870	4.000%, 3/01/18	No Opt. Call	A+	3,073,856

1,850	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,867,816

Nuveen Investments	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
$210	4.000%, 9/01/17	No Opt. Call	A–	$223,043
475	4.000%, 9/01/18	No Opt. Call	A–	512,478
525	5.000%, 9/01/19	No Opt. Call	A–	595,266
685	5.000%, 9/01/20	No Opt. Call	A–	785,140
745	5.000%, 9/01/21	No Opt. Call	A–	856,430

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
190	4.000%, 10/01/18	No Opt. Call	AA–	207,719
150	4.000%, 10/01/19	No Opt. Call	AA–	166,985
250	5.000%, 10/01/20	No Opt. Call	AA–	293,235
315	5.000%, 10/01/21	No Opt. Call	AA–	373,225

2,415	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA–	2,462,020

3,920	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	4,157,866

7,450	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,532,932

1,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,579,855
51,575	Total Oklahoma			56,353,907

	Oregon – 0.9%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,598,383
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,091,450

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,764,265

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,142,750

3,000	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2015F, 5.000%, 5/01/18	No Opt. Call	AA+	3,337,410

10,450	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Payroll Tax and Grant Receipt Series 2013, 3.000%, 11/01/16	10/15 at 100.00	Aa3	10,473,198
32,265	Total Oregon			36,407,456

	Pennsylvania – 5.1%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,620	5.000%, 5/01/16	No Opt. Call	Baa3	1,655,024
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa3	1,305,701

6,270	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	6,970,484

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011:
$6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	$7,173,364
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,955,896

5,750	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,632,050

1,925	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	2,172,998

915	Bucks County Community College Authority, Pennsylvania, Revenue Bonds, College Building County Guaranteed, Series 2014, 3.000%, 6/15/16	No Opt. Call	AAA	937,061

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,189,384

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,536,947

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
475	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	AA	481,398
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	AA	20,232
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	AA	212,633
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	AA	75,811

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	477,576
450	5.000%, 5/01/19	No Opt. Call	Baa3	498,749

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,010	4.000%, 12/01/16	No Opt. Call	A+	1,057,854
500	5.000%, 12/01/18	No Opt. Call	A+	564,750

3,335	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,740,669

2,105	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	2,209,176

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	2,304,015

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,174,511

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23	No Opt. Call	A	3,957,702

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,665	5.000%, 1/15/18	No Opt. Call	Baa2	1,798,167
1,310	5.000%, 1/15/19	No Opt. Call	Baa2	1,440,594
1,235	5.000%, 1/15/20	No Opt. Call	Baa2	1,374,222

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	5,008,700

Nuveen Investments	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$6,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	$6,010,740

4,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	4,510,620

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,513,050

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/15 at 100.00	N/R	455,731

10	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23	4/14 at 100.00	N/R	9,682

335	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	346,524

7,145	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40	No Opt. Call	Baa3	7,185,369

3,285	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 5.250%, 10/15/15 (ETM)	No Opt. Call	Baa2 (4)	3,319,263

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
55	5.000%, 1/01/20	No Opt. Call	Aaa	62,768
225	5.000%, 7/01/20	7/19 at 100.00	Aaa	256,181
5,750	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,289,063
23,940	5.000%, 1/01/22	7/17 at 100.00	Aaa	25,820,966
8,530	5.000%, 7/01/22	7/16 at 100.00	Aaa	8,892,354
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa	16,057,283

11,800	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA	12,181,375

4,225	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009B, 5.000%, 6/01/16	No Opt. Call	A–	4,385,170

16,040	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	16,787,624

2,185	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,531,038

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	A+	10,468,999

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	A+	1,935,261
1,525	5.000%, 9/01/18	No Opt. Call	A+	1,687,138

620	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	639,040

1,205	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 4.000%, 12/01/16	No Opt. Call	BBB	1,242,704

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+	$1,305,688

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA+	2,864,300
198,954	Total Pennsylvania			210,683,599

	Rhode Island – 0.2%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A3	775,656
1,165	5.000%, 7/01/20	No Opt. Call	A3	1,305,546
1,360	5.000%, 7/01/21	No Opt. Call	A3	1,530,789

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C:
450	4.000%, 9/15/16	No Opt. Call	A+	466,821
520	4.000%, 9/15/18	No Opt. Call	A+	562,765

2,145	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	2,198,904
6,340	Total Rhode Island			6,840,481

	South Carolina – 0.9%

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1	1,643,940
1,000	4.500%, 2/01/21	No Opt. Call	Aa1	1,152,320

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,365	5.000%, 12/01/21	No Opt. Call	AA	3,967,873
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,837,695

5,245	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	5,548,109

1,155	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,427,834

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,147,877
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,167,863

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	1,684,799
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,273,425
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	3,981,285
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,231,400

1,660	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 2005A, 5.250%, 1/01/22 – NPFG Insured	No Opt. Call	AA–	1,694,960

Nuveen Investments	141

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	AA–	$1,181,230
31,690	Total South Carolina			35,940,610

	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,646,739
770	3.000%, 11/01/18	No Opt. Call	A	807,807

680	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	Aaa	697,578

400	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	464,336

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	444,416
320	4.000%, 11/01/20	No Opt. Call	A+	357,398
500	4.000%, 11/01/21	No Opt. Call	A+	552,880
650	5.000%, 11/01/24	No Opt. Call	A+	775,034
5,300	Total South Dakota			5,746,188

	Tennessee – 1.1%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
225	2.000%, 12/01/15	No Opt. Call	AA+	226,366
225	2.000%, 12/01/16	No Opt. Call	AA+	229,543
710	4.000%, 12/01/20	No Opt. Call	AA+	797,437
740	4.000%, 12/01/21	No Opt. Call	AA+	833,980

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,423,717
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,688,558

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,155,660
2,500	5.000%, 1/01/20	No Opt. Call	A	2,865,050
1,500	4.000%, 1/01/21	No Opt. Call	A	1,659,360

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,376,011
250	3.000%, 11/01/18	No Opt. Call	BBB+	259,340
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,156,724
810	4.000%, 11/01/20	No Opt. Call	BBB+	878,105
500	4.000%, 11/01/21	No Opt. Call	BBB+	540,265
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,167,989

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,570	5.000%, 7/01/21	No Opt. Call	A+	3,033,602
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,570,404

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
$2,000	5.000%, 9/01/15	No Opt. Call	A–	$2,007,860
5,000	5.000%, 9/01/16	No Opt. Call	A–	5,236,600
2,500	5.000%, 9/01/18	No Opt. Call	A–	2,772,200

7,555	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,141,570

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,076,880

205	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	226,964

1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	1,475,628

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
1,680	3.000%, 6/01/18 (WI/DD, Settling 8/11/15)	No Opt. Call	AA–	1,765,495
1,100	4.000%, 6/01/19 (WI/DD, Settling 8/11/15)	No Opt. Call	AA–	1,208,669
1,260	4.000%, 6/01/20 (WI/DD, Settling 8/11/15)	No Opt. Call	AA–	1,401,082
43,215	Total Tennessee			47,175,059

	Texas – 6.7%

2,915	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	2,926,252

20,405	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	24,814,316

1,000	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/16	No Opt. Call	AA	1,025,690

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA–	1,158,580
650	5.000%, 9/01/22	No Opt. Call	AA–	758,388

7,045	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,102,487

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	3,029,377
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,775,250

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,617,567

6,055	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,866,188

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	793,128
575	5.000%, 11/15/20	No Opt. Call	A3	659,600
450	5.000%, 11/15/21	No Opt. Call	A3	517,203

Nuveen Investments	143

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
$11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	$13,721,156
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,211,188
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,183,176

1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	1,531,320

1,110	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.000%, 7/01/16	No Opt. Call	AA–	1,156,143

1,800	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA	2,142,648

3,900	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	4,548,492

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA+	13,023,475

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A	2,588,490

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
500	5.000%, 11/01/18 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	558,160
1,000	5.000%, 11/01/19 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,139,110
1,000	5.000%, 11/01/20 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,151,710
1,000	5.000%, 11/01/21 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,157,340
1,000	5.000%, 11/01/22 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,161,410
1,455	5.000%, 11/01/23 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,703,485
1,500	5.000%, 11/01/24 (WI/DD, Settling 8/18/15) (Alternative Minimum Tax)	No Opt. Call	A1	1,760,070

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, Saint Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–	3,353,483
3,000	5.000%, 7/01/20	No Opt. Call	AA–	3,435,330

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,635	3.000%, 12/01/18	No Opt. Call	Baa2	1,642,554
1,510	4.000%, 12/01/21	No Opt. Call	Baa2	1,551,027

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,690	5.000%, 8/15/19	No Opt. Call	Aa2	1,931,332
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,271,567
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,365,180
5,480	5.000%, 8/15/23	8/22 at 100.00	Aa2	6,423,437

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA+	8,960,748

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,000	5.000%, 1/01/22	No Opt. Call	A2	4,695,520
4,945	5.000%, 1/01/23	No Opt. Call	A2	5,843,111
7,000	5.000%, 1/01/24	No Opt. Call	A2	8,291,570

144	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F:
$2,615	5.750%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	A3 (4)	$2,919,177
3,600	5.750%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A3 (4)	4,018,752

1,590	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	1,648,242

15,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,678,250

4,525	Texas A&M University, Financing System Revenue Bonds, Series 2015A, 4.000%, 5/15/17	No Opt. Call	Aaa	4,798,627

1,805	Texas A&M University, Financing System Revenue Bonds, Series 2015B, 4.000%, 5/15/17	No Opt. Call	Aaa	1,914,148

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,345,460

7,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Refunding Series 2014B, 4.000%, 7/01/18	1/16 at 100.00	AAA	7,108,360

	Texas Southmost College District, Texas, General Obligation Bonds, Limited Tax Refunding Series 2014A:
1,460	4.000%, 2/15/17	No Opt. Call	AA–	1,531,482
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,730,120
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,886,579
2,745	5.000%, 2/15/20	No Opt. Call	AA–	3,154,664

6,585	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	6,797,235

10,060	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/18	No Opt. Call	AAA	11,166,901

	Texas State Transportation Commission, Highway Fund Revenue Bonds, Refunding First Tier Series 2015:
8,455	4.000%, 10/01/18	No Opt. Call	AAA	9,269,893
5,000	5.000%, 10/01/19	No Opt. Call	AAA	5,781,950

2,695	Texas State, Public Financing Authority, General Obligation Bonds, Refunding Series 2009A, 5.000%, 10/01/17	No Opt. Call	AAA	2,945,851

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,565	3.000%, 8/15/15	No Opt. Call	A	2,567,257
2,640	3.000%, 8/15/16	No Opt. Call	A	2,689,051
2,720	3.000%, 8/15/17	No Opt. Call	A	2,795,698
242,720	Total Texas			275,293,955

	Utah – 0.2%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	2,122,100

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
550	5.000%, 9/01/15	No Opt. Call	A–	552,134
875	5.000%, 9/01/16	No Opt. Call	A–	915,845
500	5.000%, 9/01/17	No Opt. Call	A–	539,720
515	5.000%, 9/01/18	No Opt. Call	A–	571,130
1,250	5.000%, 9/01/19	No Opt. Call	A–	1,418,900
1,090	5.000%, 9/01/20	No Opt. Call	A–	1,246,513
2,065	5.000%, 9/01/21	No Opt. Call	A–	2,378,508
8,845	Total Utah			9,744,850

Nuveen Investments	145

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.3%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
$4,455	5.000%, 10/01/15	No Opt. Call	BBB	$4,485,160
4,375	5.000%, 10/01/16	No Opt. Call	BBB	4,566,931
4,000	5.000%, 10/01/17	No Opt. Call	BBB	4,291,480
12,830	Total Virgin Islands			13,343,571

	Virginia – 0.2%

400	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 4.125%, 9/01/15	No Opt. Call	CCC	399,256

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,152,750

1,025	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Refunding Series 2014B, 5.000%, 2/01/19	No Opt. Call	AA+	1,164,328

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/17	No Opt. Call	A–	1,080,780
1,000	5.000%, 10/01/18	No Opt. Call	A–	1,108,970
1,000	5.000%, 10/01/19	No Opt. Call	A–	1,132,600

2,765	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,814,383
8,190	Total Virginia			8,853,067

	Washington – 3.0%

14,065	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	16,912,178

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
1,280	5.000%, 3/01/18 (WI/DD, Settling 8/06/15)	No Opt. Call	A+	1,409,574
2,000	5.000%, 3/01/19 (WI/DD, Settling 8/06/15)	No Opt. Call	A+	2,258,540
1,000	5.000%, 3/01/20 (WI/DD, Settling 8/06/15)	No Opt. Call	A+	1,151,610
1,750	5.000%, 3/01/21 (WI/DD, Settling 8/06/15)	No Opt. Call	A+	2,036,160

4,220	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,500,883

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,236,994
1,500	5.000%, 12/01/20	No Opt. Call	A+	1,747,770
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,455,822

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,300,900

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A	1,714,575
3,730	5.000%, 1/01/22	No Opt. Call	A	4,275,997
1,950	5.000%, 1/01/24	No Opt. Call	A	2,248,331
1,310	5.000%, 1/01/25	No Opt. Call	A	1,517,111

1,015	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,194,330

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	$11,196,299

10,640	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,548,816

3,500	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Specialty Chemical Products, LLC Project, Series 2007, 2.125%, 6/01/20	6/19 at 100.00	A–	3,542,665

2,600	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	2,612,922

20,070	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	23,814,460

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	Aa1	10,379,999

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	9,742,586
107,420	Total Washington			121,798,522

	West Virginia – 0.5%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	Baa1	6,215,651

6,465	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40	No Opt. Call	Baa1	6,463,190

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	Baa1	5,043,350

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	A3	1,187,423

355	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	386,457

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,442,974
21,530	Total West Virginia			21,739,045

	Wisconsin – 2.1%

950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	Aa3	1,086,810

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,233,550

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A2	5,351,550
5,000	5.000%, 7/15/18	No Opt. Call	A2	5,482,650
5,680	5.000%, 7/15/19	No Opt. Call	A2	6,366,371

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	3,204,380

Nuveen Investments	147

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
$590	4.000%, 8/15/17		No Opt. Call	AA–	$628,421
1,465	5.000%, 8/15/18		No Opt. Call	AA–	1,631,468

6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22		No Opt. Call	AA–	6,992,640

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,475	5.000%, 12/01/16		No Opt. Call	A+	1,549,517
1,555	5.000%, 12/01/17		No Opt. Call	A+	1,675,886
1,635	5.000%, 12/01/18		No Opt. Call	A+	1,803,765
1,710	5.000%, 12/01/19		No Opt. Call	A+	1,922,245

5,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19		No Opt. Call	A2	5,428,168

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
500	5.000%, 8/15/16		No Opt. Call	AA	523,555
750	5.000%, 8/15/18		No Opt. Call	AA	836,415
315	5.000%, 8/15/20		No Opt. Call	AA	364,159
1,480	5.000%, 8/15/21		No Opt. Call	AA	1,721,151
55	5.000%, 8/15/23		8/22 at 100.00	AA	63,772

2,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/18		8/16 at 100.00	A–	2,143,829

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,035	5.250%, 5/01/20		5/19 at 100.00	AA–	8,039,528
5	5.375%, 5/01/25		5/19 at 100.00	AA–	5,702
2,820	5.750%, 5/01/29		5/19 at 100.00	AA–	3,265,081

9,815	Wisconsin State, Transportation Revenue Bonds, Refunding Series 2015-1, 5.000%, 7/01/18		No Opt. Call	AA+	10,970,813

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	5,750,650
595	5.000%, 7/01/22 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	684,327
1,515	5.000%, 7/01/23 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,742,447

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25		7/24 at 100.00	A1	796,067
1,000	5.000%, 7/01/26		7/24 at 100.00	A1	1,173,820
700	5.000%, 7/01/27		7/24 at 100.00	A1	815,059
76,450	Total Wisconsin				85,253,796
$3,738,876	Total Municipal Bonds (cost $3,989,862,071)				4,070,001,918

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$132	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$23,702

148	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Transportation (continued)

$35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	$4,684
$167	Total Corporate Bonds (cost $14,944)				28,386
	Total Long-Term Investments (cost $3,989,877,015)				4,070,030,304

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	MUNICIPAL BONDS – 0.6%

	National – 0.1%

$2,211	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class B Series 2014, Variable Rate Demand Obligations, 0.320%, 12/15/15		No Opt. Call	A+	$2,209,358

1,500	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2014, Variable Rate Demand Obligations, 0.720%, 11/15/17 (8)		No Opt. Call	A+	1,484,235
3,711	Total National				3,693,593

	California – 0.0%

1,535	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (6)		No Opt. Call	N/R	1,548,523

150	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (6)		No Opt. Call	N/R	151,322

225	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (6)		No Opt. Call	N/R	226,982
1,910	Total California				1,926,827

	Pennsylvania – 0.2%

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Variable Rate Demand Obligations, Series 2001-14, 1.500%, 11/01/31 (Mandatory put 5/01/18) (8)		5/18 at 100.00	A-1	6,816,456

	Missouri – 0.3%

14,845	Saint Louis Variable Rate Demand Obligations, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.330%, 7/01/22 (8)		No Opt. Call	A-2	14,845,000
$27,266	Total Short-Term Investments (cost $27,266,481)				27,281,876
	Total Investments (cost $4,017,143,496) – 99.5%				4,097,312,180
	Other Assets Less Liabilities – 0.5%				19,302,117
	Net Assets – 100%				$4,116,614,297

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	149

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,070,001,918	$—	$4,070,001,918
Corporate Bonds	—	—	28,386	28,386
Short-Term Investments:
Municipal Bonds	—	25,355,049	1,926,827	27,281,876
Total	$—	$4,095,356,967	$1,955,213	$4,097,312,180

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $4,014,781,630.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$88,529,443
Depreciation	(5,998,893)
Net unrealized appreciation (depreciation) of investments	$82,530,550
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

150	Nuveen Investments

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.7%

	MUNICIPAL BONDS – 100.5%

	National – 0.0%

$2,517	Municipal Tax Exempt Asset Trust, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	No Opt. Call	N/R	$2,500,413

	Alabama – 1.6%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	14,156,640

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/15 at 100.00	B3	10,040,600

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/15 at 100.00	B3	3,880,692

14,480	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (5)	15,555,140

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	B1	3,441,817
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	B1	1,903,135
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1	140,046
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	2,510,968
2,525	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	B1	2,318,632

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	10/15 at 100.00	AA–	655,282
1,500	5.000%, 4/01/22 – NPFG Insured	10/15 at 100.00	AA–	1,500,450
1,000	5.000%, 4/01/23 – NPFG Insured	10/15 at 100.00	AA–	1,000,170
7,990	5.000%, 4/01/24 – NPFG Insured	10/15 at 100.00	AA–	7,990,000

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
2,500	5.250%, 1/01/16	10/15 at 100.00	A–	2,518,750
4,275	5.250%, 1/01/17	10/15 at 100.00	A–	4,307,063
5,000	5.000%, 1/01/24	10/15 at 100.00	A–	5,037,500

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	AA	11,380,915
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	AA	3,445,900
2,520	0.000%, 10/01/46 – AGM Insured	10/23 at 105.00	AA	1,726,074
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	AA	6,783,300

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BBB–	39,001,404

31,010	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	28,603,934
177,495	Total Alabama			167,898,412

	Arizona – 3.6%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256. As of 6/4/2015 Converted to Trust 2015-XF2046, 19.106%, 1/01/27 (IF) (6)	1/18 at 100.00	AA–	5,343,610

Nuveen Investments	151

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 19.050%, 1/01/31 (IF) (6)	1/18 at 100.00	AA–	$2,191,770

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
39,410	5.000%, 7/01/36 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (5)	39,628,331
13,790	5.000%, 7/01/40 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (5)	13,896,183

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29	7/24 at 100.00	N/R	683,813
650	5.000%, 7/15/33	7/24 at 100.00	N/R	675,181
750	5.000%, 7/15/38	7/24 at 100.00	N/R	769,583

1,085	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39	7/24 at 100.00	N/R	1,117,474

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39	7/25 at 100.00	N/R	2,045,610

425	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	10/15 at 100.00	N/R	426,169

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB	3,497,553

3,000	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45	No Opt. Call	BB	2,852,610

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	422,150

13,105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	C	11,115,661

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34	7/24 at 100.00	N/R	3,334,080
10,000	6.750%, 7/01/44	7/24 at 100.00	N/R	11,204,100

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,928,862

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	2,449,958
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,804,864

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	21,333,533
18,000	5.125%, 2/01/34	2/24 at 100.00	B+	17,725,320
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	24,496,149

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (6)	6/22 at 100.00	A	5,342,350

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.034%, 6/01/34 (IF) (6)	6/22 at 100.00	A	2,955,035

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$775	17.065%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	$986,908
975	17.070%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,241,682
1,500	17.092%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,910,820
375	17.092%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	477,705
1,265	17.092%, 6/01/42 – AGM Insured (IF) (6)	6/22 at 100.00	A	1,611,458

4,885	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	10/15 at 100.00	Baa2	4,892,083

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,571,774

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006:
75	6.000%, 6/01/16	No Opt. Call	N/R	76,367
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,494,315
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	4,298,769

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,037,130
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,870,974

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,965,704
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,264,250

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	8,911,742

7,925	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	9,825,257

2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American Charter School Foundation, Series 2007A, 5.625%, 7/01/38	7/17 at 100.00	BB	2,105,730

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,146,365
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,406,245

4,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon Community Learning Center Project, Series 2000, 5.250%, 6/01/35	12/15 at 100.00	BBB	4,009,480

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34	No Opt. Call	BB+	5,699,144

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40	6/19 at 100.00	BB+	1,237,255
2,250	6.100%, 6/01/45	6/19 at 100.00	BB+	2,343,150

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB+	253,788
1,475	6.000%, 6/01/36	6/16 at 100.00	BB+	1,488,747

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,953,019

Nuveen Investments	153

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 15.273%, 3/01/30 (IF)	3/18 at 100.00	Aa2	$4,028,254

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
1,280	6.625%, 12/01/17	No Opt. Call	B–	1,289,498
14,060	7.000%, 12/01/27	12/17 at 102.00	B–	13,411,975

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B+	21,614,668

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A–	69,295
80	5.250%, 12/01/28	No Opt. Call	A–	92,770
26,530	5.500%, 12/01/37	No Opt. Call	A–	29,987,124

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	A	4,499,783

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,192,378
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,462,848

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
700	5.500%, 7/01/16	No Opt. Call	N/R	710,409
8,049	5.750%, 7/01/22	7/16 at 100.00	N/R	8,162,652
10,909	6.000%, 7/01/30	7/16 at 100.00	N/R	11,028,454

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	4,360,268

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,325	7.625%, 3/01/31	3/21 at 100.00	BB+	3,846,560
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,134,055

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,249,496
360,378	Total Arizona			374,460,297

	California – 20.5%

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34	6/24 at 100.00	BB+	1,270,564
2,390	6.000%, 6/01/44	6/24 at 100.00	BB+	2,534,260

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA	475,166
10,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	4,512,270
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,768,522

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31	3/21 at 100.00	Ba3	2,022,621

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.439%, 8/01/47 (IF) (6)	8/23 at 100.00	A+	$4,519,957

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R	1,000,330

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	259,389

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,080	5.000%, 9/01/27	9/17 at 100.00	N/R	3,145,512
7,360	5.000%, 9/01/37	9/17 at 100.00	N/R	7,513,824

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2	847,399
11,860	0.000%, 5/01/47	5/40 at 100.00	Aa2	5,885,288

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	AA–	20,931,666

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
1,085	17.911%, 4/01/31 (Pre-refunded 4/01/17) (IF)	4/17 at 100.00	AA (5)	1,410,240
1,250	19.960%, 4/01/43 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,870,900
1,000	18.468%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,457,240
1,250	18.159%, 4/01/47 (Pre-refunded 4/01/18) (IF)	4/18 at 100.00	AA (5)	1,821,550

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,078,253

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,087,664

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,088,126

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,091,710

1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,666,919

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	10/15 at 100.00	N/R	1,001,360

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/15 at 102.00	N/R	847,953
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,364,564

1,390	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B, 5.400%, 9/01/35 (Pre-refunded 9/01/15)	9/15 at 102.00	N/R (5)	1,420,580

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/16 at 100.00	N/R	875,520
2,065	5.500%, 9/01/35	9/16 at 100.00	N/R	2,114,106

2,225	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,881,798

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	2,187,620

Nuveen Investments	155

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	$11,462,900

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	10/15 at 100.00	BB–	834,880

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	10/15 at 100.00	B–	5,711,090

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	6/16 at 18.26	B	4,745,500

6,790	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 19.780%, 9/01/28 – NPFG Insured (IF) (6)	9/18 at 100.00	N/R	8,575,431

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
2,500	20.190%, 5/15/19 (IF) (6)	No Opt. Call	AA	4,312,000
4,000	19.200%, 5/15/31 (IF) (6)	11/21 at 100.00	AA	6,575,520
1,500	20.190%, 11/15/40 (IF) (6)	11/21 at 100.00	AA	2,587,200

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	17.028%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	834,398
1,250	17.062%, 4/01/42 (IF) (6)	4/22 at 100.00	A+	1,724,950

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	17.954%, 8/15/43 (IF) (6)	8/24 at 100.00	AA	785,246
1,250	17.981%, 8/15/51 (IF) (6)	8/22 at 100.00	AA	1,707,750

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	22.052%, 10/01/21 (IF) (6)	No Opt. Call	AA	788,342
460	22.097%, 10/01/21 (IF) (6)	No Opt. Call	AA	749,598
845	22.161%, 10/01/21 (IF) (6)	No Opt. Call	AA	1,308,474
3,150	22.237%, 10/01/21 (IF) (6)	No Opt. Call	AA	4,883,918
2,000	22.237%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,100,900
2,000	22.237%, 10/01/21 (IF) (6)	No Opt. Call	AA	3,100,900

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 22.093%, 10/01/44 (IF) (6)	10/24 at 100.00	AA	1,581,459

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,964,692

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA	3,666,366

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,610	22.472%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,257,977
1,800	22.485%, 8/15/20 (IF) (6)	No Opt. Call	AA	2,524,860

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
2,385	18.058%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	3,153,113
2,000	18.063%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	2,644,320

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
$2,500	22.508%, 8/15/18 (IF)	No Opt. Call	AA–	$4,366,000
2,000	22.508%, 8/15/18 (IF)	No Opt. Call	AA–	3,492,800

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF0061:
1,870	18.174%, 5/15/16 (IF)	No Opt. Call	AA–	2,181,991
1,250	18.809%, 5/15/16 (IF)	No Opt. Call	AA–	1,458,550

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.088%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,366,000
2,500	22.088%, 8/15/18 (IF) (6)	No Opt. Call	AA–	4,366,000

4,320	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.610%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A	4,407,826

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	1,075,788

1,000	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A&B, 5.250%, 10/01/45	10/22 at 102.00	BBB–	996,920

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A–	19,330,695

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,290,880

125	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	124,670

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BBB–	1,978,660

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	No Opt. Call	BB+	2,867,480
675	5.300%, 8/01/47	8/22 at 100.00	BB+	703,377

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,206,095

920	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	926,192

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49	8/24 at 100.00	BB	1,753,181

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,611,804

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
965	6.750%, 10/01/28	10/18 at 100.00	N/R	1,013,086
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,053,620

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,378,814

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	9,790,275

Nuveen Investments	157

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	$5,785,600

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,813,844

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB	2,410,943

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	No Opt. Call	BBB	3,328,563

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
2,490	5.000%, 4/01/35	4/25 at 100.00	Baa3	2,679,813
3,080	5.000%, 4/01/41	4/25 at 100.00	Baa3	3,279,245

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	615,577
530	6.875%, 1/01/42	1/22 at 100.00	N/R	576,523

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,277,703

1,190	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	1,184,062

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (5)	638,010
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	1,348,495

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,160,907

5,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	5,385,650

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
38,365	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	40,828,800
33,450	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	35,102,096

35,480	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	36,580,235

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,025,870

11,890	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	13,017,410

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB	2,261,873
4,960	6.750%, 8/01/44	2/24 at 100.00	BB	5,663,923

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB–	1,819,660

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45	11/24 at 100.00	N/R	1,343,797

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB–	$710,286

5,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A+	5,633,700

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 17.290%, 9/01/32 (IF) (6)	9/23 at 100.00	AA–	16,942,101

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
1,570	17.252%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	2,462,749
815	17.280%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	1,279,224
125	17.331%, 10/01/37 (IF) (6)	10/24 at 100.00	AA–	196,420
15,725	17.331%, 4/01/43 (IF) (6)	4/23 at 100.00	AA–	23,184,311
1,250	17.331%, 10/01/44 (IF) (6)	10/24 at 100.00	AA–	1,917,400

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.770%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA	7,494,840

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 17.587%, 8/01/35 (IF) (6)	8/24 at 100.00	AA–	1,986,900

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	17.025%, 11/01/43 (IF) (6)	11/23 at 100.00	AA–	3,764,700
1,875	17.014%, 11/01/43 (IF) (6)	11/23 at 100.00	AA–	2,822,888
725	17.025%, 5/01/44 (IF) (6)	5/24 at 100.00	AA–	1,096,896
750	13.066%, 11/01/44 (IF) (6)	11/24 at 100.00	AA–	843,570

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,000	5.250%, 12/01/34	12/24 at 100.00	BB+	3,206,310
62,970	5.250%, 12/01/44	12/24 at 100.00	BB+	66,656,264
114,560	5.500%, 12/01/54	12/24 at 100.00	BB+	122,799,155

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,554,570

2,725	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.250%, 7/01/42	7/17 at 100.00	N/R	2,725,354

1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,014,870

1,975	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,178,386

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	3,163,197

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,772,188

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	247,399
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	5,125,416

Nuveen Investments	159

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.420%, 11/15/49 – AGM Insured (IF) (6)	11/24 at 100.00	AA	$670,494

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	127,890

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	3,586,688

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,063,000

500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (5)	543,765

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,254,495

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	No Opt. Call	N/R	1,576,350

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	2,033,246

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,925	5.000%, 9/02/35	9/25 at 100.00	N/R	4,142,249
1,375	5.000%, 9/02/40	No Opt. Call	N/R	1,436,243

4,170	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,515,068

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,292,375

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,584,746

340	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	332,520

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,929,600

6,570	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/16 at 100.00	N/R	6,769,400

560	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	10/15 at 100.00	N/R	560,526

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	1,035,800
6,280	5.500%, 11/01/38	11/17 at 102.00	N/R	6,331,433

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,452,338
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,640,735

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$14,335	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	$14,889,621

2,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	10/15 at 100.00	CCC	2,030,086

655	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37 (Pre-refunded 10/01/15)	10/15 at 102.00	N/R (5)	661,550

2,755	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	2,787,344

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,315,301
800	5.000%, 11/01/29	11/16 at 100.00	N/R	806,016

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.376%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	5,412,400
820	18.112%, 3/01/45 (IF) (6)	3/16 at 100.00	A+	887,010

4,115	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	4,139,196

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.858%, 11/15/32 (IF)	5/18 at 100.00	AA–	8,815,726

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.892%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	8,357,101

1,000	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36	11/16 at 100.00	BBB–	1,000,230

14,345	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/46 – AMBAC Insured	No Opt. Call	Aa3	3,073,847

1,000	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	1,081,620

2,000	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006, 5.000%, 9/01/31	3/16 at 100.00	N/R	2,028,140

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,044,100

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
4,475	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	4,723,094
605	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	640,211

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 18.103%, 8/01/38 (IF)	8/23 at 100.00	Aa1	3,799,300

	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	1,091,247
500	5.000%, 9/01/35	9/23 at 100.00	N/R	534,345

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
1,000	5.000%, 9/01/38	9/23 at 100.00	N/R	1,056,890
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,316,150

Nuveen Investments	161

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
$1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	$885,920
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,715,420
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,721,780

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 3171, 18.273%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA	7,067,600

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	5,186,308

	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007:
6,100	5.200%, 9/01/27	9/15 at 102.00	N/R	6,219,682
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	15,663,994

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	1,866,840
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	A+	2,405,556
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	A+	2,287,681

3,755	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	4,046,613

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,506,600

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.248%, 9/01/32 – AMBAC Insured (IF) (6)	10/15 at 100.00	A+	2,625,300

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/15 at 101.00	N/R	3,650,721
3,000	5.000%, 9/01/36	9/15 at 101.00	N/R	3,032,880

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,657,780

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	3,972,420

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/29 – AGM Insured	No Opt. Call	AA	3,832,050
11,000	0.000%, 1/15/32 – AGM Insured	1/31 at 100.00	AA	8,527,090
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	1,992,250
9,955	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	10,886,390
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,192,730
7,500	6.000%, 1/15/49	1/24 at 100.00	BBB–	8,790,075
3,665	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,266,390

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
37,500	5.000%, 6/01/33	6/17 at 100.00	B	31,448,250
91,255	5.750%, 6/01/47	6/17 at 100.00	B	78,100,592
86,950	5.125%, 6/01/47	6/17 at 100.00	B	67,988,814

102,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	83,678,184

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
$925	17.241%, 6/01/34 (IF) (6)	6/25 at 100.00	A+	$1,406,222
690	17.222%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	992,627
2,485	17.236%, 6/01/40 (IF) (6)	6/25 at 100.00	A+	3,575,840
34,335	17.240%, 6/01/45 (IF) (6)	6/25 at 100.00	A+	48,456,642

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB+	1,774,184

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.664%, 1/15/19 (IF) (6)	No Opt. Call	Aaa	3,831,450

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/16 at 102.00	N/R	1,039,240

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	10/15 at 100.00	N/R	5,676,986
6,780	5.000%, 8/01/35 – AMBAC Insured	10/15 at 100.00	N/R	6,780,881
3,750	4.750%, 8/01/35 – AMBAC Insured	10/15 at 100.00	N/R	3,749,738

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,358,225
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,028,790
3,100	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,157,753
465	5.500%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	N/R	477,230
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	4,302,605

2,935	Imperial, California, Special Tax Bonds, Community Facilities District 2006-2 Savanna Ranch Improvement Area 1, Series 2006, 5.000%, 9/01/37	3/16 at 100.00	N/R	2,963,998

2,380	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	2,511,447

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41 (Pre-refunded 5/15/16)	5/16 at 100.00	A+ (5)	1,037,870

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40 (Pre-refunded 9/01/15)	9/15 at 100.00	N/R (5)	3,364,167

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	547,521

2,050	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005, 5.100%, 9/01/30	9/15 at 102.00	N/R	2,092,784

42,730	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B–	8,082,380

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,071,980

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
750	5.000%, 9/01/44	9/24 at 100.00	N/R	793,733
2,750	5.000%, 9/01/49	9/24 at 100.00	N/R	2,910,353

Nuveen Investments	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
$3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	$3,361,484
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,237,748

1,225	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	A–	1,333,057

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,319,243
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,002,487

4,850	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,578,179

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,160,742

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
535	5.000%, 9/01/34	No Opt. Call	N/R	570,770
260	5.000%, 9/01/40	No Opt. Call	N/R	275,025

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	1,067,690

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,073,970
4,000	5.000%, 9/01/40	9/25 at 100.00	N/R	4,251,680

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,241,655

1,195	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005, 5.250%, 9/01/30 (Pre-refunded 9/01/15)	9/15 at 102.00	N/R (5)	1,224,003

7,590	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	4,186,189

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,726,260
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,147,600

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R	1,065,320

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,340,180
1,045	6.875%, 8/01/39	No Opt. Call	BBB	1,205,052

1,400	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (5)	1,716,974

645	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	12/15 at 100.00	N/R	648,844

6,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	6,242,868

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,095	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	$1,182,633

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,902,490

2,565	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	3,019,646

1,935	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	2,066,096

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,288,150

2,500	Los Angeles County Regional Financing Authority, California, Insured Revenue Bonds, Montecedro Inc. Project, Series 2014A, 5.000%, 11/15/44	11/22 at 100.00	AA–	2,753,650

6,320	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,541,579

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.046%, 5/15/40 (IF) (6)	5/20 at 100.00	AA	2,884,425

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA–	5,627,150

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150	17.958%, 7/01/20 (IF) (6)	No Opt. Call	AA–	1,721,884
1,715	17.989%, 1/01/22(IF) (6)	No Opt. Call	AA–	2,537,806

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015 Converted to Trust 2015-XF2053, 22.364%, 7/01/22 (IF) (6)	No Opt. Call	AA	4,007,036

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.329%, 6/01/34 (IF) (6)	6/19 at 100.00	AA+	4,073,600

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,239,290

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	A–	1,493,847
2,650	7.250%, 8/01/31	8/21 at 100.00	A–	3,313,640
10,010	7.500%, 8/01/41	8/21 at 100.00	A–	12,654,542

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	4,993,551

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	625,863

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	No Opt. Call	N/R	2,316,474
2,950	5.000%, 9/01/44	No Opt. Call	N/R	3,038,913
1,000	4.250%, 9/01/44	No Opt. Call	N/R	926,770

1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43	9/23 at 100.00	N/R	1,804,758

Nuveen Investments	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	$1,546,635

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/15 at 100.00	N/R	1,096,201
1,245	5.300%, 9/01/36	9/15 at 100.00	N/R	973,254

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	A–	1,876,598
1,075	6.900%, 5/01/36	5/21 at 100.00	A–	1,294,021

1,525	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,646,893

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	620,154

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	222,519

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/16 at 102.00	N/R	1,018,760

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	1,033,543
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,344,570

4,195	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	5,515,041

11,910	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	15,657,720

5,510	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	7,243,832

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,188,020

1,245	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/16 at 100.00	N/R	1,246,457

2,505	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	3,135,684

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA	2,011,118

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.090%, 10/01/42 (IF) (6)	4/22 at 100.00	A	4,233,723

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,086,923

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/16 at 102.00	N/R	2,536,116

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
2,095	5.250%, 9/01/26	3/16 at 101.00	N/R	2,117,584
4,640	5.450%, 9/01/32	9/16 at 100.00	N/R	4,689,230
5,515	5.500%, 9/01/36	9/16 at 100.00	N/R	5,569,654

166	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
$2,700	5.150%, 9/01/27	3/16 at 102.00	N/R	$2,756,079
8,110	5.200%, 9/01/37	9/15 at 102.00	N/R	8,242,355

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,080	7.000%, 4/01/25	10/15 at 102.00	N/R	1,056,197
1,605	7.500%, 4/01/35	10/15 at 102.00	N/R	1,585,275

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	561,864
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	537,898

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	2,886,776

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	5,771,440

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	18,439,098

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	3,124,530

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 18.259%, 2/01/16 – NPFG Insured (IF)	No Opt. Call	AA–	2,490,560

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.998%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	4,669,800
7,000	17.998%, 8/01/37 – NPFG Insured (IF) (6)	8/17 at 100.00	AA–	8,716,960

3,190	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,425,837

16,610	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,960,393

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 18.200%, 8/01/37 – AGM Insured (IF) (6)	8/17 at 100.00	AA	6,492,400

5,390	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,479,474

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	331,019

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,316,922
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,526,307

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,397,337

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	4,369,638

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	18,602,760

Nuveen Investments	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	$1,392,050

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	4,300,922

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,466,596

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	10/15 at 100.00	BBB–	1,289,523

1,220	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,221,854

	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015:
1,500	5.000%, 9/01/30	9/25 at 100.00	N/R	1,665,480
1,265	5.000%, 9/01/31	9/25 at 100.00	N/R	1,384,833
1,800	5.000%, 9/01/32	9/25 at 100.00	N/R	1,962,648
1,000	5.000%, 9/01/33	9/25 at 100.00	N/R	1,088,340
1,300	5.000%, 9/01/34	9/25 at 100.00	N/R	1,411,449
1,050	5.000%, 9/01/35	9/25 at 100.00	N/R	1,136,688
2,000	5.000%, 9/01/36	9/25 at 100.00	N/R	2,160,520

8,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	8,726,880

3,895	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	4,042,893

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/15 at 102.00	N/R	4,477,066

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	1,083,560

1,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	3/16 at 100.00	N/R	1,002,170

4,745	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	4,917,671

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	829,498
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,544,573

1,445	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	1,537,480

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	11/15 at 104.00	N/R	3,128,400

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.255%, 11/01/45 (IF) (6)	11/25 at 100.00	AA–	1,910,400

1,315	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,486,095

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$720	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	$813,679

	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A:
1,000	5.000%, 10/01/31 – AGM Insured	10/24 at 100.00	AA	1,130,110
1,045	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,175,688

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	A	1,753,515

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	1,317,405
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	1,214,919
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	1,063,070
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	789,880

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A	1,515,100

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A	1,248,960

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,487,578

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.736%, 9/01/25 – AGC Insured (IF)	8/15 at 101.00	AA	3,073,082

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	197,621
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	225,588

3,250	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	3,471,000

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/16 at 102.00	N/R	1,020,740

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	7,161,660

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,800,594

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	1,824,427
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,339,214

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
515	5.000%, 9/01/31 (WI/DD, Settling 8/12/15)	9/25 at 100.00	N/R	546,750
675	5.000%, 9/01/37 (WI/DD, Settling 8/12/15)	9/25 at 100.00	N/R	708,156

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/16 at 101.00	N/R	3,032,340

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.394%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	4,535,900

Nuveen Investments	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	18.394%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	$5,443,080
6,580	18.496%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	12,131,941

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.387%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	3,244,644

5,945	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	6,202,300

2,740	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	2,875,712

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	5,020,760
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	20,336,319

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 20.122%, 2/01/33 (IF)	8/19 at 100.00	Aa2	4,701,342

2,725	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C, 0.000%, 7/01/48	No Opt. Call	AA–	1,641,513

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 17.265%, 5/01/44 (IF) (6)	5/24 at 100.00	A+	1,885,258

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 17.251%, 5/01/44 (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	5,708,734

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	No Opt. Call	N/R	5,251,300

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,358,475

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/16 at 42.85	N/R	573,953
3,020	0.000%, 8/01/34	2/16 at 33.69	N/R	988,023

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	576,075

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
31,500	5.250%, 1/15/44	1/25 at 100.00	BB+	34,007,400
21,000	5.250%, 1/15/49	1/25 at 100.00	BB+	22,406,580

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
3,155	5.000%, 1/15/34	1/25 at 100.00	BBB–	3,402,352
45,000	5.000%, 1/15/44	1/25 at 100.00	BBB–	47,712,600
9,600	5.000%, 1/15/50	1/25 at 100.00	BBB–	10,074,816

8,240	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	8,303,366

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212:
470	17.162%, 9/01/30 – AMBAC Insured (IF) (6)	3/17 at 100.00	AA	561,030
1,500	17.250%, 9/01/30 – AMBAC Insured (IF) (6)	3/17 at 100.00	AA	1,792,080

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.867%, 9/01/38 – NPFG Insured (IF)	9/17 at 100.00	AA+	$5,000,012

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA	2,626,315

8,095	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	10/15 at 100.00	N/R	8,101,962

500	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 99-1 Talega, Series 2013B, 5.000%, 9/01/38	9/24 at 100.00	N/R	531,355

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	3,966,170

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	2,510,800

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,555,484
3,460	6.000%, 9/01/43	9/23 at 100.00	N/R	3,893,953

1,170	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,183,256

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	961,713

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB	4,984,540

1,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	1,146,860

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	10/15 at 100.00	AA–	1,563,829
1,000	4.500%, 8/01/31 – NPFG Insured	10/15 at 100.00	AA–	931,280

1,300	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,556,048

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	10/15 at 100.00	AA–	999,920

	Stockton, California, Community Facilities District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	3/16 at 102.00	N/R	1,975,674
2,930	6.250%, 9/01/37	3/16 at 102.00	N/R	2,991,882

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,731,675

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	3,791,725

6,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	6,299,280

Nuveen Investments	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006:
$6,650	5.450%, 9/01/26	3/16 at 101.00	N/R	$6,661,438
18,565	5.500%, 9/01/36	3/16 at 101.00	N/R	18,472,361

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2013-21U, 19.165%, 5/15/38 (IF) (6)	5/23 at 100.00	AA–	10,973,772

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
14,345	5.375%, 6/01/38	10/15 at 100.00	B–	11,836,777
6,115	5.500%, 6/01/45	10/15 at 100.00	B–	4,917,133

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
7,180	5.000%, 6/01/37	10/15 at 100.00	BB+	6,039,098
33,850	5.125%, 6/01/46	10/15 at 100.00	B+	27,759,370

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
525	5.000%, 11/01/15	No Opt. Call	BB–	525,583
550	5.000%, 11/01/16	No Opt. Call	BB–	550,187
835	5.100%, 11/01/27	11/17 at 100.00	BB–	751,057
2,785	5.200%, 11/01/32	11/17 at 100.00	BB–	2,457,763

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	A–	1,511,157

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	942,902
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	5,155,790

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 3353, 18.149%, 5/15/20 (IF) (6)	No Opt. Call	AA–	2,410,851

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 17.819%, 5/15/36 (IF) (6)	5/23 at 100.00	AA	3,864,700

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.170%, 5/15/39 (IF) (6)	5/23 at 100.00	AA	3,987,900

3,733	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,712,506

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA	2,640,625

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	760,290

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,929,330

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,845,990

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/15 at 100.00	N/R	1,004,590
3,755	5.800%, 9/01/31	9/15 at 100.00	N/R	3,772,761

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	$4,455,046

700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 101.00	N/R (5)	707,714

1,195	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,225,329

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/16 at 100.00	N/R	7,276,834
2,259,777	Total California			2,133,655,881

	Colorado – 7.2%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25 (7)	12/15 at 100.00	N/R	1,713,960
5,380	6.250%, 12/01/35 (26)	12/15 at 100.00	N/R	3,022,323

6,210	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	6,689,412

25,503	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	25,512,946

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	3,891,846
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	13,450,704

2,235	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	No Opt. Call	N/R	2,208,113

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	2,032,560

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	129,161

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	AA	158,346
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	AA	1,577,081
3,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	3,363,101

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23 (4)	10/15 at 100.00	N/R	448,560

5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39 (4)	12/19 at 100.00	N/R	2,057,142

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,052,234

2,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44	12/23 at 100.00	N/R	2,833,116

4,010	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R	4,015,855

530	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (5)	540,377

Nuveen Investments	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,950	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	$2,856,987

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	6,011,880

3,290	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	3,254,764

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B	2,676,180

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B	4,586,076

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46	7/25 at 100.00	BB+	1,352,403

1,072	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	874,108

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,809,308

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
680	7.250%, 3/01/24	10/15 at 100.00	N/R	680,041
1,570	7.375%, 3/01/35	10/15 at 100.00	N/R	1,541,991

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,597,664

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,085	5.500%, 2/15/26	2/16 at 101.00	N/R	2,099,157
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	2,374,100

1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	11/15 at 100.00	N/R	1,750,913

1,015	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	1,079,869

3,825	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	3,961,132

2,265	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,341,195

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
250	5.125%, 7/01/34	7/24 at 100.00	BB+	262,393
900	5.375%, 7/01/44	7/24 at 100.00	BB+	946,809

925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,082,944

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,245	5.000%, 12/15/35	12/25 at 100.00	BB+	2,270,234
4,000	5.000%, 12/15/45	12/25 at 100.00	BB+	3,956,600

2,305	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	2,344,646

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
$890	5.000%, 11/01/44	11/24 at 100.00	BB+	$901,775
765	5.125%, 11/01/49	11/24 at 100.00	BB+	770,661

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,753,547

1,814	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,822,054

2,735	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,869,617

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	14,158,200

27,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	27,914,499

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,384,022

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 17.972%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	2,399,030

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
2,500	17.266%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	3,257,500
3,450	17.266%, 2/01/41 (IF) (6)	2/21 at 100.00	A+	4,495,350

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 17.051%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	5,281,137

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.713%, 10/01/31 (IF) (6)	11/23 at 100.00	A+	4,544,880

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,725,354
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,484,836
4,225	7.125%, 6/01/47	6/22 at 100.00	N/R	4,057,563

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB+	801,205

Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048:

2,000	24.843%, 7/01/21 (IF) (6)	No Opt. Call	AA–	3,644,900
4,785	22.364%, 1/01/22 (IF) (6)	No Opt. Call	AA–	7,179,127

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
3,500	17.790%, 1/01/18 (IF)	No Opt. Call	AA–	4,893,140
1,000	18.779%, 1/01/18 (IF)	No Opt. Call	AA–	1,457,200
1,250	18.779%, 1/01/18 (IF)	No Opt. Call	AA–	1,821,500
265	17.790%, 7/01/18 (IF)	No Opt. Call	AA–	354,347

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,544,355

Nuveen Investments	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
$895	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	$895,976
167	5.000%, 9/01/16 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	156,845

2,739	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,781,277

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	1,126,854
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	3,699,500
6,830	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	6,999,111

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,382,699

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	5,101,353

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,410	5.400%, 12/01/27	12/17 at 100.00	N/R	5,906,733
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	8,119,254

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	101,689
462	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	464,712
2,740	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	2,765,537
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	401,248

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	5,041,500
6,455	5.950%, 12/01/36	12/16 at 100.00	N/R	6,487,985

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,423,340

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R	2,682,065

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44	12/19 at 100.00	N/R	3,435,253

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.295%, 11/15/43 (IF) (6)	11/23 at 100.00	A	3,540,400

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
8,200	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	8,561,948
30,700	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	31,791,999

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligation Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,113,060

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
7,500	0.000%, 9/01/39	No Opt. Call	BBB+	2,735,250
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	4,436,380
3,995	0.000%, 9/01/41	No Opt. Call	BBB+	1,296,178

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	$773,528

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	27,978,017
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	2,975,508
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	266,745
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	5,506,098
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	240,225

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	8,801,780
24,010	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	AA–	8,393,416
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	AA–	6,443,581

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
36,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	23,887,300
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	15,241,954

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,676,250
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	AA–	4,405,410
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	AA–	406,415

45,720	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	15,135,149

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	570,290

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
295	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	303,953
2,835	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	2,914,408
18,350	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	18,804,530

3,377	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,398,008

3,249	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35 (9)	12/15 at 100.00	N/R	2,123,351

1,225	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26 (Pre-refunded 12/15/16)	12/16 at 100.00	N/R (5)	1,317,488

5,326	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,850,078

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	No Opt. Call	N/R	2,465,685

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,908,125
7,995	5.750%, 12/01/30	12/24 at 100.00	N/R	8,474,780
13,310	6.000%, 12/01/38	12/24 at 100.00	N/R	14,060,019

765	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	843,657

7,913	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	7,929,380

Nuveen Investments	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39	12/19 at 100.00	N/R	$2,217,327

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39	12/19 at 100.00	N/R	2,892,618

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	4,185,640

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	815,438

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44	12/19 at 100.00	N/R	2,074,354

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	15,714,502

8,990	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	8,798,153

810	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	739,085

698	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	589,775

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,002,550
1,693	8.250%, 12/01/37	12/16 at 100.00	N/R	1,725,455

1,025	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 100.00	N/R	1,025,215

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,814,893

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	10/15 at 100.00	N/R	1,980,639

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,250,167

1,558	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,327,260

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	338,524

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	1,219,538
4,600	5.625%, 12/01/37	12/16 at 100.00	N/R	4,372,070

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (15)	12/15 at 100.00	N/R	3,880,383
10,910	6.125%, 12/01/35 (23)	12/15 at 100.00	N/R	7,337,084

2,637	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (5)	2,645,860

12,930	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A, 5.400%, 12/15/31	12/16 at 100.00	N/R	13,215,494

178	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
$475	4.750%, 12/01/35	No Opt. Call	N/R	$459,919
3,160	5.000%, 12/01/44	12/24 at 100.00	N/R	3,074,459

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	AA	11,019,500

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	17.251%, 6/01/39 (IF) (6)	6/23 at 100.00	Aa3	3,813,908
3,190	9.304%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	4,490,372
3,750	12.995%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	5,279,250
2,745	17.244%, 6/01/44 (IF) (6)	6/23 at 100.00	Aa3	3,863,889

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,667,200

3,000	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,577,660

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,872,323

1,183	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	10/15 at 100.00	N/R	1,183,816

2,223	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,487,543

2,150	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	AA	2,188,571

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,230	7.375%, 12/01/35	12/20 at 100.00	N/R	2,379,856
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,243,567

9,340	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	8,867,863

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,577,960

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	4,947,785

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (10)	12/17 at 100.00	N/R	1,650,675

1,265	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,279,522

2,525	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,756,467

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,006,576

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	1,048,164

Nuveen Investments	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,445	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	$6,890,156

2,329	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,312,394

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (11)	12/18 at 100.00	N/R	2,185,380

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	AA	526,423

1,978	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008, 6.000%, 12/01/25	12/15 at 100.00	N/R	1,980,354

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
7,946	6.125%, 12/01/35 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (5)	7,950,609
7,000	8.250%, 12/15/35 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (5)	6,353,060

1,993	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	2,144,448

1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	1,573,767

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	491,305
1,393	6.375%, 12/01/35	12/15 at 100.00	N/R	1,348,953
903,731	Total Colorado			749,123,022

	Connecticut – 1.0%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B2	7,123,884

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,205	7.625%, 1/01/30	1/20 at 100.00	N/R	1,272,263
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,728,936

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
818	7.000%, 4/01/22	4/20 at 100.00	N/R	950,958
38,220	7.875%, 4/01/39	4/20 at 100.00	N/R	45,457,721

143,700	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (4)	No Opt. Call	N/R	10,044,626

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/21	10/15 at 100.00	B–	999,960

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
420	5.125%, 1/01/23	1/16 at 100.00	B–	413,956
20,600	5.250%, 1/01/33	1/16 at 100.00	B–	19,272,948

5,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45	2/23 at 100.00	B–	5,005,800

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	6,392,400
226,583	Total Connecticut			100,663,452

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.4%

$22,885	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	$24,809,171

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35	3/25 at 100.00	N/R	4,831,418
7,500	7.000%, 9/01/45	3/25 at 100.00	N/R	7,406,700

1,395	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,529,673
36,670	Total Delaware			38,576,962

	District of Columbia – 0.3%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,583,922

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
1,175	19.041%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	1,580,316
2,335	19.148%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA	3,145,082

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,244,361

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,956,925
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	3,157,576
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,169,610

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	176,684

2,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	BBB	2,673,075

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
3,025	23.035%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB	3,892,328
2,500	23.063%, 10/01/37 (IF) (6)	4/21 at 100.00	BBB	3,217,700
1,750	23.063%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	2,234,610
1,250	23.063%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	1,596,150
1,250	23.063%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	1,596,150
625	23.063%, 10/01/41 (IF) (6)	4/21 at 100.00	BBB	798,075
27,595	Total District of Columbia			33,022,564

	Florida – 12.4%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,465,605

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	3,101,950
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	3,096,375

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	12,225,253

Nuveen Investments	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	$14,978,888
7,500	8.125%, 11/15/46	No Opt. Call	N/R	8,826,975

2,680	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	10/15 at 100.00	N/R	2,682,653

3,020	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	10/15 at 100.00	N/R	2,501,889

1,730	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (12)	5/16 at 100.00	N/R	1,730,554

380	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	380,042

19,385	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	18,350,035

24,235	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	25,463,472

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,736,861

2,180	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,167,247

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	998,680

3,930	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,876,906

3,325	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,369,854

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	4,428,387

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,697,626

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,822,515

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,551,487
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	1,057,035
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	4,127,112

1,855	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,864,590

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
2,080	5.000%, 11/01/36	11/25 at 100.00	N/R	2,083,141
15,385	5.000%, 11/01/46	11/25 at 100.00	N/R	15,078,685

145	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	147,632

2,985	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,134,668

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,425	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	$2,950,843

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	3,628,230

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,115,390

1,420	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/16 at 100.00	N/R	1,421,903

30,705	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	31,676,506

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 (4)	6/22 at 100.00	D	3,407,943

2,630	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,561,331

5,470	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	5,513,924

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,540	6.500%, 11/01/29	11/19 at 100.00	BB+	1,686,700
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	12,181,310

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
660	5.125%, 10/01/21 – NPFG Insured	10/15 at 100.00	AA–	658,799
10,880	5.000%, 10/01/31 – NPFG Insured	10/15 at 100.00	AA–	10,873,254

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44	1/21 at 103.00	N/R	1,890,680

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,434,850

	Capital Trust Agency, Florida, Senior Housing Revenue Bonds, Faulk Senior Residences Project, Series 2014:
1,500	6.750%, 12/01/44	12/22 at 102.00	N/R	1,364,640
3,500	6.750%, 12/01/49	12/22 at 102.00	N/R	3,185,385

1,320	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/16 at 100.00	N/R	1,331,708

3,540	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,545,664

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,014,212
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,783,590

2,800	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,832,900

3,460	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	10/15 at 100.00	N/R	3,465,571

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	529,450
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,293,350

Nuveen Investments	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
$8,000	7.750%, 5/15/35	5/24 at 100.00	N/R	$9,313,040
5,000	8.000%, 5/15/37	5/24 at 100.00	N/R	5,907,250

8,430	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	10/15 at 100.00	N/R	8,442,392

9,950	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/15 at 100.00	N/R	9,951,194

2,995	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	10/15 at 100.00	N/R	2,998,894

1,525	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	5/17 at 100.00	N/R	1,533,327

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	1,934,362

2,650	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	10/15 at 100.00	N/R	2,651,829

3,705	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,721,450

2,690	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,726,100

1,205	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/15 at 100.00	N/R	1,205,193

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,698,361

3,775	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	4,028,076

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,297,400

4,250	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	4,920,735

	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015:
105	5.250%, 11/01/35	5/25 at 100.00	N/R	105,634
250	5.375%, 11/01/46	5/25 at 100.00	N/R	251,500

3,360	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	3,379,757

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,307,681
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,471,520

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,240,996
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,133,743

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	$322,410

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34	6/24 at 100.00	N/R	1,253,325
4,275	6.000%, 6/15/44	6/24 at 100.00	N/R	4,245,631

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,568,325
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,249,427

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	10,943,291
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	6,115,730
17,150	7.625%, 6/15/41	6/21 at 100.00	BB–	19,961,914

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,526,025
5,800	6.125%, 6/15/43	No Opt. Call	N/R	5,891,988

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	21,032,174
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,638,760

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,148,043
6,195	6.125%, 6/15/44	6/24 at 100.00	N/R	6,257,074

1,630	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BB	1,638,003

4,220	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,657,952

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,600,030

	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,000	5.000%, 11/01/35	11/25 at 100.00	N/R	978,730
1,250	5.375%, 11/01/45	11/25 at 100.00	N/R	1,218,888

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,749,463

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	227,797

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	2,964,150

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	995,240

Nuveen Investments	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	$4,454,685

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	984,430

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	No Opt. Call	N/R	9,008,543

905	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	933,634

	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015:
1,000	4.750%, 5/01/25	No Opt. Call	N/R	1,014,500
6,000	5.125%, 5/01/36	5/25 at 100.00	N/R	6,078,900

5,030	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,078,338

	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014:
760	5.000%, 11/01/34	11/24 at 100.00	N/R	748,402
1,270	5.500%, 11/01/44	11/24 at 100.00	N/R	1,260,742

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,202,400
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,168,177

3,410	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/16 at 100.00	N/R	3,427,630

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.517%, 7/28/16 (IF)	No Opt. Call	Aa2	6,302,759

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.653%, 7/28/16 (IF)	No Opt. Call	Aa2	3,760,601

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 19.170%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,239,575

3,715	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,733,612

12,000	Industrial Development Board of the City of Selma, Florida, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	11,967,600

8,095	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	8,603,690

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.003%, 11/01/32 (IF) (6)	11/17 at 100.00	A	7,077,800
2,865	18.007%, 11/01/38 (IF) (6)	11/17 at 100.00	A	3,451,838

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.893%, 10/01/41 (IF)	10/21 at 100.00	AA–	$3,842,141

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	506,475
920	5.375%, 11/01/44	11/24 at 100.00	N/R	935,152

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	617,900
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,046,964

5,540	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	10/15 at 100.00	N/R	5,544,487

2,630	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,642,045

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	790,195
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,151,085

2,030	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,982,965

1,245	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,294,588

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,617,303

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,676,728
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,277,382

2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	2,978,995

	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A:
675	5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	269,973
2,390	5.250%, 5/01/49	No Opt. Call	N/R	955,928

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
1,000	4.875%, 5/01/35	No Opt. Call	N/R	997,540
1,000	4.875%, 5/01/45	No Opt. Call	N/R	981,890

9,660	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	5/16 at 100.00	N/R	9,755,151

1,835	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,981,598

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
13,445	5.250%, 6/15/27	6/17 at 100.00	BB	13,683,783
34,550	5.375%, 6/15/37	6/17 at 100.00	BB	35,103,837

Nuveen Investments	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
$2,625	5.500%, 6/15/32	6/22 at 100.00	BB	$2,780,138
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	4,992,340

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	BB+	6,081,727

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014:
2,495	4.500%, 10/01/32	10/22 at 102.00	BB+	2,483,049
3,490	5.500%, 10/01/47	10/22 at 102.00	BB+	3,685,126

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,085	9.000%, 12/01/30	12/18 at 104.00	N/R	7,780,889
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	17,146,681

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (6)	4/17 at 100.00	A	7,081,248
23,920	5.000%, 4/01/37 (UB) (6)	4/17 at 100.00	A	24,861,491

252	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	244,269

9,515	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	10/15 at 100.00	N/R	6,127,089

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	1,062,755

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35 (WI/DD, Settling 8/03/15)	5/26 at 100.00	N/R	1,001,120
3,760	5.625%, 5/01/46 (WI/DD, Settling 8/03/15)	5/26 at 100.00	N/R	3,764,136

1,940	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,963,862

4,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	No Opt. Call	BBB+	4,371,120

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	433,042

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014:
1,850	5.000%, 9/15/34	9/24 at 100.00	BBB–	1,920,263
1,550	5.250%, 9/15/44	No Opt. Call	BBB–	1,611,706

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 18.718%, 10/01/41 (IF) (6)	10/20 at 100.00	A	4,450,176

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.190%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	AA	4,826,920

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.241%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA	4,894,672

	Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	AA–	351,990
3,300	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	AA–	1,144,638
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	AA–	1,184,099

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	AA–	$2,850,642
8,385	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	AA–	2,334,719

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
855	18.035%, 4/01/19 – AGM Insured (IF)	No Opt. Call	AA	1,305,414
2,065	18.014%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	3,151,520
3,750	18.035%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA	5,725,500

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
1,000	5.000%, 5/01/29	5/23 at 100.00	N/R	1,058,960
6,735	5.000%, 5/01/37	5/23 at 100.00	N/R	7,063,668

13,915	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,594,052

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/16 at 100.00	N/R	1,278,484

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	1,600,725

2,100	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/35	5/25 at 100.00	N/R	2,038,281

10,250	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	10,331,693

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,621,043
2,690	5.625%, 11/01/45	11/24 at 100.00	N/R	2,795,744

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	478,535

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	874,564

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,129,875

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,495	5.000%, 8/01/29	8/24 at 100.00	N/R	1,518,068
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,721,411
15,500	5.000%, 8/01/46	8/24 at 100.00	N/R	15,247,970

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,264,587
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,159,624

345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.042%, 10/01/42 (IF) (6)	4/22 at 100.00	A	409,525

2,250	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,246,940

1,000	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	1,045,990

Nuveen Investments	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
$500	6.750%, 6/01/24	6/22 at 102.00	N/R	$567,185
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,136,380
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,135,610
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,716,650
11,100	7.500%, 6/01/49	6/22 at 102.00	N/R	12,770,106

5,795	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	5,825,771

575	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/15 at 100.00	BB	575,995

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,290,309

500	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	546,910

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
500	4.875%, 5/01/22	No Opt. Call	N/R	520,275
1,480	5.375%, 5/01/31	5/22 at 100.00	N/R	1,533,620

10,965	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	10/15 at 100.00	N/R	10,964,452

2,550	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	10/15 at 100.00	N/R	2,224,467

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	585,994

	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,445	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,608,717
315	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	335,166

2,560	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,643,994

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
420	5.750%, 11/01/22	No Opt. Call	N/R	465,730
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,489,613
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,229,680

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,305,180
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,192,343

4,245	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	11/15 at 100.00	N/R	3,686,655

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,404,083

7,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,505,175

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,740	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 5.000%, 5/01/36	No Opt. Call	N/R	$2,711,860

2,770	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,895,010

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,009,497

6,375	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014A, 1.344%, 1/01/49 (4), (8)	4/17 at 100.00	N/R	4,462,500

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49	4/17 at 100.00	N/R	24

8,300	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	8,337,516

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,181,380
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,258,472

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
3,000	5.125%, 11/01/36	11/25 at 100.00	N/R	2,959,620
9,000	5.400%, 11/01/45	11/25 at 100.00	N/R	8,867,250

2,190	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,109,167

6,500	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/16 at 100.00	N/R	6,510,270

6,825	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/15 at 100.00	N/R	6,825,751

2,155	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,192,863

2,340	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 2015-XF1000, 22.544%, 8/15/42 (IF) (6)	8/17 at 100.00	AA	2,879,721

6,350	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.661%, 2/15/28 (IF)	8/17 at 100.00	AA	6,645,021

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.706%, 8/15/23 (IF)	8/17 at 100.00	AA	981,570
6,250	16.198%, 8/15/42 (IF)	8/17 at 100.00	AA	6,940,000

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
2,130	16.101%, 8/15/24 (IF) (6)	8/17 at 100.00	AA	2,731,320
3,835	16.119%, 8/15/24 (IF) (6)	8/17 at 100.00	AA	4,910,449

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,110,640

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,209,931

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,150,309
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,312,506

Nuveen Investments	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	$2,381,952

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,886,600

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,787,265
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	3,999,204

215	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	221,093

8,750	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	8,781,763

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
415	6.750%, 11/01/27	11/18 at 100.00	N/R	431,227
2,015	7.850%, 11/01/41	11/18 at 100.00	N/R	2,157,199

9,585	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	7,045,454

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	13,599,252

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,249,853

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
15	6.375%, 5/01/17 (4)	No Opt. Call	N/R	15,113
150	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	152,529
175	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	177,937
870	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	888,079

3,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/17 at 100.00	N/R	2,924,140

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
310	6.375%, 5/01/17	No Opt. Call	N/R	308,326
2,855	6.450%, 5/01/23	5/17 at 100.00	N/R	2,863,222
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,471,245
2,260	5.250%, 5/01/39	5/17 at 100.00	N/R	2,264,000
17,090	6.650%, 5/01/40	5/17 at 100.00	N/R	17,333,874

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	5/18 at 100.00	N/R	21,674,880

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	5/18 at 100.00	N/R	$11,266,340

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40	5/18 at 100.00	N/R	235

35,810	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	10/15 at 100.00	N/R	35,833,993

3,285	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,275,835

9,200	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	6,067,768

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	901,575

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
1,725	5.000%, 11/01/36	11/25 at 100.00	N/R	1,706,387
2,570	5.125%, 11/01/45	11/25 at 100.00	N/R	2,496,704

5,840	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	5,788,666

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,577,445
100	6.125%, 5/01/42	5/22 at 100.00	N/R	105,781

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,365	5.000%, 5/01/23	5/22 at 100.00	N/R	1,449,098
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,891,983

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,217,776

4,700	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,809,604

6,020	Verano Center Community Development District, Florida, Special Assessment Revenue Bonds, Community Infrastructure Projects, Series 2006A, 5.375%, 5/01/37	10/15 at 100.00	N/R	6,020,662

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	5/17 at 100.00	N/R	2,352,156

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	836,243
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	550,160
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	825,225

575	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	605,090

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	1,997,840
2,420	5.500%, 11/01/45	11/24 at 100.00	N/R	2,420,290

18,450	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	10/15 at 100.00	N/R	18,454,982

Nuveen Investments	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,425	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	10/15 at 100.00	N/R	$3,425,171

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,556,120
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,107,369

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	500,330
2,390	5.625%, 5/01/45	5/25 at 100.00	N/R	2,392,796

1,670	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	1,673,741
1,373,046	Total Florida			1,296,097,640

	Georgia – 1.2%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,488,861

5,725	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	6,654,626

2,900	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,370,902

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	22.228%, 11/01/40 (IF)	5/25 at 100.00	AA–	7,214,290
1,215	22.171%, 11/01/40 (IF)	5/25 at 100.00	AA–	1,996,877

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35 (Pre-refunded 10/02/15)	10/15 at 100.00	Baa2 (5)	500,660

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	10/15 at 100.00	CCC	867,234
95	5.375%, 12/01/28	12/15 at 100.00	CCC	91,023

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB	14,199,855

3,490	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.250%, 12/01/22	10/15 at 100.00	BB–	3,481,135

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,148,240

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,462,914

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
9,550	5.000%, 7/01/27	7/17 at 100.00	N/R	9,678,448
1,000	5.000%, 7/01/29	7/17 at 100.00	N/R	1,011,430
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	8,066,800
39,945	5.125%, 7/01/42	7/17 at 100.00	N/R	40,125,551

4,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42 (Mandatory put 7/01/23)	No Opt. Call	N/R	4,049,120

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 23.601%, 8/15/49 (IF) (6)	2/25 at 100.00	AA–	$4,279,010

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,142,090
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,269,325
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,490,568
113,336	Total Georgia			123,588,959

	Guam – 0.7%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,090,490
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,785,680

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	BB– (5)	9,236,526
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	BB– (5)	38,245,196

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,410	6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,650,899
1,000	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	1,162,630

2,500	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A–	2,713,200

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	A–	2,234,260
3,840	5.500%, 7/01/43	7/23 at 100.00	A–	4,347,072
60,080	Total Guam			69,465,953

	Hawaii – 0.3%

3,815	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,856,736

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB+	3,393,734
8,950	6.875%, 7/01/43	7/23 at 100.00	BB+	10,102,581

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	4,631,218

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BB+	5,528,022

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,132,989
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,089,580
29,660	Total Hawaii			31,734,860

	Idaho – 0.1%

3,835	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,366,416

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,354,721

Nuveen Investments	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
$1,000	5.000%, 6/01/35	6/25 at 100.00	BBB–	$988,770
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB–	2,337,041
8,520	Total Idaho			9,046,948

	Illinois – 7.8%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (5)	1,114,640

10,000	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	9,961,100

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/17 at 100.00	N/R	4,014,040

2,540	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,596,185

924	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	930,893

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,768,531

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1210, 23.136%, 12/01/39 – AMBAC Insured (IF) (6)	12/21 at 100.00	AA	6,931,676

3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	No Opt. Call	BBB	2,744,700

515	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.250%, 12/01/26	No Opt. Call	BB+	483,554

1,765	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	802,793

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	22.310%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	4,075,986
8,000	22.324%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	11,055,600
500	22.324%, 12/01/44 – AGM Insured (IF)	12/24 at 100.00	AA	690,975

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	21.893%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	3,211,260
2,000	21.893%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	2,470,200
3,755	21.893%, 12/01/44 (IF) (6)	12/24 at 100.00	AA	4,637,801
1,000	23.137%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,318,450
2,000	23.137%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	2,636,900
1,150	23.137%, 12/01/49 (IF) (6)	12/24 at 100.00	AA	1,516,218

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	10/15 at 100.00	N/R	1,200,516

1,088	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,089,200

6,480	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	10/15 at 100.00	N/R	4,678,495

4,510	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,624,329

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,500	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/37	1/25 at 100.00	BBB+	$2,447,550

2,740	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.250%, 1/01/28	1/25 at 100.00	BBB+	2,683,638

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	BBB+	4,944,550
14,000	5.500%, 1/01/37	1/25 at 100.00	BBB+	13,706,280
20,175	5.500%, 1/01/40	1/25 at 100.00	BBB+	19,567,934

525	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	No Opt. Call	BBB+	488,497

1,445	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.250%, 1/01/32	1/24 at 100.00	BBB+	1,398,616

2,945	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	No Opt. Call	BBB+	2,682,100

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	1,927,140

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
2,900	5.500%, 1/01/35	1/25 at 100.00	BBB+	2,845,596
2,000	5.500%, 1/01/39	1/25 at 100.00	BBB+	1,948,540

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 1212, 21.932%, 1/01/35 – AGM Insured (IF) (6)	1/21 at 100.00	AA	940,680

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	22,268,103

58,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	61,633,915

2,402	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,277,120

653	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/16 at 100.00	N/R	618,685

1,600	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,592,976

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,405	7.750%, 7/01/30	7/21 at 100.00	N/R	8,266,276
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,741,957
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,273,480

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,737,900

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 22.444%, 1/01/39 (IF)	1/24 at 100.00	AA–	3,023,800

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	10/15 at 100.00	BB	791,280

1,265	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	10/15 at 100.00	BBB–	1,266,316

Nuveen Investments	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
$25	5.000%, 12/01/21	12/16 at 100.00	BBB	$25,793
1,250	5.000%, 12/01/36	12/16 at 100.00	BBB	1,257,525

3,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	3,378,720

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,815,194

205	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Tender Option Bond Trust 3302, 18.448%, 12/01/15 (Pre-refunded 12/01/15) (IF)	No Opt. Call	AAA	218,100

64,440	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	68,160,121

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	Baa3	214,166

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	3,976,795
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	11,390,200
7,625	8.000%, 5/15/46	5/20 at 100.00	N/R	8,674,124

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	5,240,395

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.552%, 8/15/15 – AGC Insured (IF) (6)	No Opt. Call	AA	1,945,260
1,625	18.552%, 2/15/39 – AGC Insured (IF) (6)	8/18 at 100.00	AA	2,048,995
550	18.261%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	692,852
625	18.340%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	788,075
2,495	18.552%, 8/15/47 – AGC Insured (IF) (6)	8/18 at 100.00	AA	3,145,995

890	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	897,761

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	10/15 at 100.00	BB–	5,500,495

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,002,790
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	11,179,383
19,140	5.000%, 4/01/36	4/16 at 100.00	Baa3	18,944,198

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,422,160

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,165,230

10,375	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	10,240,748

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,940,136
11,825	5.750%, 5/15/38	5/17 at 100.00	N/R	11,936,746
350	5.400%, 5/15/38	10/15 at 100.00	N/R	350,021

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 17.820%, 5/01/26 (IF)	5/20 at 100.00	AA	$4,392,250

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	18.117%, 8/15/20 (IF)	No Opt. Call	AA+	765,072
1,000	18.117%, 8/15/20 (IF)	No Opt. Call	AA+	1,366,200
1,925	18.128%, 2/15/37 (IF)	8/22 at 100.00	AA+	2,550,567

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	20.278%, 2/15/19 (IF)	No Opt. Call	AA–	726,631
625	20.278%, 2/15/31 (IF)	8/19 at 100.00	AA–	920,575

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (Pre-refunded 12/01/15) (UB)	12/15 at 100.00	AAA	24,889,060

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (6)	11/17 at 100.00	A	2,047,915

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.395%, 11/15/33 (IF) (6)	11/17 at 100.00	A	1,481,220
4,740	21.417%, 5/15/39 (IF) (6)	5/20 at 100.00	A	7,661,167
4,260	21.423%, 5/15/39 (IF) (6)	5/20 at 100.00	A	6,885,353
1,705	21.423%, 5/15/39 (IF) (6)	5/20 at 100.00	A	2,752,671

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	17.055%, 5/15/41 (IF) (6)	5/22 at 100.00	A	4,497,900
2,500	17.055%, 5/15/41 (IF) (6)	5/22 at 100.00	A	3,190,000

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,271,150

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	9,841,927

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	10,812,473

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	2,930,372

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	6,673,043

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
815	23.023%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,472,632
1,065	23.039%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	1,924,988
3,067	23.079%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	5,548,019
250	23.092%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	452,350
300	22.102%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	531,828
315	22.914%, 11/01/39 (Pre-refunded 5/01/19) (IF) (6)	5/19 at 100.00	Aaa	567,936

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	797,823

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	21.690%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,137,050
1,030	21.809%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	1,765,296

Nuveen Investments	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 20.278%, 2/15/31 (IF)	8/19 at 100.00	AA–	$3,365,622

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	20.068%, 2/15/35 (IF) (6)	2/21 at 100.00	AA–	6,201,770
3,025	20.068%, 2/15/19 (IF) (6)	No Opt. Call	AA–	4,414,201

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,084,956

985	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	1,009,408

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,193,198
7,540	5.500%, 6/01/19 (4)	10/15 at 100.00	Caa2	6,974,198
6,905	5.000%, 6/01/24 (4)	10/15 at 100.00	Caa2	6,386,849
21,715	5.125%, 6/01/35 (4)	10/15 at 100.00	Caa2	20,085,506

1,380	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 2015-XF0107, 18.369%, 2/01/33 (IF) (6)	8/18 at 100.00	AA	1,451,387

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (6)	4/16 at 100.00	AA+	22,111,246

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
3,305	18.240%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	4,517,605
2,245	18.237%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	3,068,533
250	18.247%, 6/15/32 – AGM Insured (IF) (6)	6/24 at 100.00	AA	341,760

8,695	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	AA	9,124,533

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	A–	11,791,065
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	A–	10,670,205

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 16.728%, 4/01/32 – AGM Insured (IF) (6)	4/24 at 100.00	AA	2,180,763

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010:
1,170	16.963%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	AA	1,377,020
6,665	16.998%, 2/01/39 – AGM Insured (IF) (6)	2/24 at 100.00	AA	7,846,838

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	16.705%, 7/01/28 – AGM Insured (IF) (6)	7/23 at 100.00	AA	3,439,920
1,850	17.695%, 7/01/33 – AGM Insured (IF) (6)	7/23 at 100.00	AA	2,342,766

1,910	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 16.626%, 5/01/29 (IF) (6)	5/24 at 100.00	A–	2,193,864

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (14)	1/16 at 100.00	N/R	12,435,833

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CC	3,383,561

200	Nuveen Investments

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Illinois (continued)

		Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
$1,595		5.250%, 1/01/25 (13)	1/16 at 100.00	D	$465,421
3,675		5.250%, 1/01/30 (13)	1/16 at 100.00	D	1,072,365
5,420		5.250%, 1/01/36 (13)	1/16 at 100.00	D	1,581,556

12,431		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	1,148,624

4,000		Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297, 18.310%, 6/15/20 (Alternative Minimum Tax) (IF) (6)	No Opt. Call	BBB+	4,504,800

		Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220. As of 6/4/2015 Converted to Trust 2015-XF2045:
265		19.976%, 12/15/18 (IF) (6)	No Opt. Call	BBB+	326,896
9,300		18.966%, 6/15/42 (IF) (6)	6/20 at 100.00	BBB+	10,557,360

4,395		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	4,257,568

11,135		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 102.00	N/R (5)	11,727,493

3,425		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,441,063

5,750		Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	6,062,398

—	(27)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	204

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,190		6.950%, 1/01/21	1/18 at 100.00	N/R	2,231,128
1,935		6.950%, 1/01/25	1/18 at 100.00	N/R	1,939,973

14,000		Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	14,234,360

		Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500		7.250%, 11/01/33	11/23 at 100.00	BB+	615,960
7,775		7.250%, 11/01/36	11/23 at 100.00	BB+	9,547,389
15,225		7.125%, 11/01/43	11/23 at 100.00	BB+	18,503,247

1,000		Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	1,007,620

3,000		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,118,800

1,750		Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,829,048

7,449		Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	7,487,511

Nuveen Investments	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,047	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/17 at 100.00	N/R	$1,869,095

565	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	547,971

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (4)	1/17 at 102.00	N/R	1,290,065

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,891,127

4,068	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,026,995

6,780	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,850,037
784,639	Total Illinois			810,161,098

	Indiana – 2.3%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	765,353

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,112,750
7,500	7.125%, 11/15/47	No Opt. Call	N/R	8,328,375

125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (5)	131,141

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	7,230,747

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	10/15 at 100.00	B–	861,840

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.590%, 4/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	AA	2,840,791

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 17.892%, 4/15/17 (IF) (6)	No Opt. Call	A	6,000,900

5,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	5,867,647

	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A:
2,000	7.000%, 7/01/33	7/23 at 100.00	BB–	2,178,300
6,000	7.250%, 7/01/43	7/23 at 100.00	BB–	6,573,540

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A:
2,280	7.000%, 7/01/33	7/23 at 100.00	BB–	2,483,262
5,240	7.250%, 7/01/43	7/23 at 100.00	BB–	5,775,895

3,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	3,299,496

9,560	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	10,277,765

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$21,110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	$21,560,699

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	16.947%, 5/01/42 (IF) (6)	5/23 at 100.00	A	4,828,050
1,000	16.947%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,287,480
1,600	16.947%, 5/01/42 (IF) (6)	5/23 at 100.00	A	2,059,968
1,000	16.947%, 5/01/42 (IF) (6)	5/23 at 100.00	A	1,287,480

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	BBB+	1,125,998
875	5.500%, 8/15/45	8/20 at 100.00	BBB+	941,168

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
1,460	18.734%, 6/01/17 (IF) (6)	No Opt. Call	AA	2,158,216
3,085	18.879%, 6/01/17 (IF) (6)	No Opt. Call	AA	4,560,987
5,000	15.657%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	7,393,200
330	18.852%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	487,951
1,250	18.852%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	1,848,300

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF0090:
2,750	19.534%, 5/15/31 (IF)	11/16 at 100.00	AA+	3,277,010
1,500	17.820%, 5/15/31 (IF)	11/16 at 100.00	AA+	1,787,460

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA	11,270,200

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
4,995	20.410%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	7,681,860
6,250	19.435%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA	9,425,500
310	19.435%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	467,505
2,500	19.435%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA	3,770,200

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27 (Pre-refunded 7/15/16)	7/16 at 100.00	A (5)	1,571,483

10,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,938,165

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,668,885

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	10/15 at 100.00	N/R	149,940
2,500	5.375%, 2/15/34 (4)	10/15 at 100.00	N/R	122,300

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,243,075

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	10/15 at 100.00	N/R	230,453

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	6,001,850
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	6,001,500

Nuveen Investments	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
$3,000	5.700%, 9/01/37	9/17 at 100.00	N/R	$3,112,860
19,000	5.750%, 9/01/42	9/17 at 100.00	N/R	19,726,940
39,655	5.800%, 9/01/47	9/17 at 100.00	N/R	41,211,459
220,045	Total Indiana			243,925,944

	Iowa – 2.5%

156,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	159,698,448

54,275	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	59,172,233

4,790	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	4,818,884

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BB	2,080,580

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
19,215	5.375%, 6/01/38	10/15 at 100.00	B+	16,618,477
11,970	5.500%, 6/01/42	10/15 at 100.00	B+	10,478,777
8,075	5.625%, 6/01/46	10/15 at 100.00	B+	7,090,173

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,525,939
258,505	Total Iowa			261,483,511

	Kansas – 0.6%

4,260	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,358,321

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 17.789%, 1/01/34 (IF)	1/20 at 100.00	AA–	2,999,937

1,955	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	2,028,801

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	400,070
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	1,912,335

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	1,077,219

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
18,500	5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,575,480
1,000	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	1,002,390

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	14,022,120

8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	8,852,263

3,929	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	10/15 at 100.00	N/R	4,194,004
63,239	Total Kansas			59,422,940

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 0.3%

$8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	$9,126,720

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 18.027%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	7,223,026

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,067,100

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	14,663,958

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,083,170
29,900	Total Kentucky			33,163,974

	Louisiana – 1.2%

42,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	46,204,385

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	1,500

11,415	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB	13,001,114

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	233,357

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4), (8)	No Opt. Call	N/R	2,012,020

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	671,072

9,115	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36 (Pre-refunded 6/01/16)	6/16 at 101.00	N/R (5)	9,661,991

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,352,400
1,085	6.000%, 12/15/37	10/15 at 100.00	N/R	599,246

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	49,707

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
3,315	20.393%, 10/01/40 (IF) (6)	10/20 at 100.00	A	5,207,069
1,375	20.405%, 10/01/40 (IF) (6)	10/20 at 100.00	A	2,160,290

10,300	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	11,552,377

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,115,080

Nuveen Investments	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
$505	7.750%, 12/15/31	12/21 at 100.00	N/R	$570,978
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,487,889

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	2,320,340
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	703,230

3,900	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.250%, 12/15/38	12/23 at 100.00	N/R	4,547,322

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	5,010,750

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	10/15 at 100.00	N/R	388,330

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	899,418
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,021,670

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	10/15 at 100.00	N/R	412,589
135,783	Total Louisiana			121,184,124

	Maine – 0.1%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	BBB–	2,655,028
6,500	7.000%, 7/01/41	7/21 at 100.00	BBB–	7,473,765

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/15 at 100.00	B3	3,966,037
12,750	Total Maine			14,094,830

	Maryland – 1.7%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,326,310
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,049,614
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,862,558

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
7,800	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	7,929,948
12,905	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	13,157,164

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	507,215

19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	19,758,133

8,316	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	7/16 at 100.00	N/R	8,374,129

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
$1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	$1,272,908
1,085	5.250%, 4/01/33	4/17 at 100.00	N/R	1,074,454

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	No Opt. Call	N/R	768,739
1,000	6.100%, 2/15/44	No Opt. Call	N/R	1,066,680

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Series 2007A:
2,280	4.850%, 7/01/37 (UB)	No Opt. Call	AA+	2,300,885
8,705	4.950%, 1/01/49 (UB)	No Opt. Call	AA+	8,775,075

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,372,775

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.360%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	973,671
1,710	17.566%, 3/01/30 (Alternative Minimum Tax) (IF) (6)	3/17 at 100.00	Aa2	1,771,218

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16 (4)	No Opt. Call	N/R	924,000
75,800	5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	42,448,000

3,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R	1,960,000

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	AA+	1,977,786

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	22.076%, 11/15/19 (IF) (6)	No Opt. Call	AA+	1,493,850
1,155	22.076%, 11/15/19 (IF) (6)	No Opt. Call	AA+	1,725,397
1,135	22.033%, 11/15/43 (IF) (6)	11/21 at 100.00	AA+	1,694,385

12,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A2	13,550,000

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 17.472%, 8/15/42 (IF) (6)	2/25 at 100.00	A2	3,332,048

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,570,125

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA	22,214,628
200,516	Total Maryland			172,231,695

	Massachusetts – 0.9%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4), (8)	10/15 at 100.00	Caa3	10,125,269

Nuveen Investments	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4), (8)	10/15 at 100.00	N/R	$244,800

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA	17,783,200

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	2,006,900

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	14,173,200

1,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	1,976,444

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,778,250

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	7,887,750

5,228	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (8)	10/15 at 100.00	D	292,696

4,082	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (8)	10/15 at 100.00	D	228,531

5,926	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (4), (8)	10/15 at 100.00	D	331,757

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	BBB (5)	4,038,685

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	14,578
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	12,985

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
2,000	5.000%, 8/15/25 – RAAI Insured	10/15 at 100.00	AA	2,004,600
1,400	5.000%, 8/15/35 – RAAI Insured	10/15 at 100.00	AA	1,401,778

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.077%, 6/01/41 (IF) (6)	6/20 at 100.00	AA–	2,967,000

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	1,610,810
1,505	5.000%, 1/01/21 – AMBAC Insured	10/15 at 100.00	N/R	1,510,448
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	4,014,480
6,190	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	6,209,065

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 0.258%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	9,997,500
121,131	Total Massachusetts			91,610,726

	Michigan – 1.9%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,670	6.000%, 11/01/28	11/18 at 100.00	BBB–	3,836,691
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	5,297,765

208	Nuveen Investments

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

		Michigan (continued)

$1,050		Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	$1,051,491

1,955		Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,671,642

		Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
5,195		5.000%, 11/01/26	11/16 at 100.00	B+	4,164,780
3,750		5.250%, 11/01/31	11/16 at 100.00	B+	2,857,238
3,840		5.250%, 11/01/36	11/16 at 100.00	B+	2,781,082

		Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,475		6.000%, 10/01/33	10/23 at 100.00	N/R	2,846,234
4,110		6.000%, 10/01/43	10/23 at 100.00	N/R	3,240,077

		Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,775		5.650%, 11/01/25	11/15 at 100.00	B–	1,370,087
500		5.750%, 11/01/30	11/15 at 100.00	B–	358,695
2,425		5.750%, 11/01/35	11/15 at 100.00	B–	1,637,651

5,285		Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/15 at 100.00	B–	5,128,088

155		Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22	4/16 at 100.00	A3	155,020

		Detroit, Michigan, General Obligation Bonds, Series 2003A:
300		5.250%, 4/01/18 – SYNCORA GTY Insured	10/15 at 100.00	N/R	300,525
168		5.250%, 4/01/19 – SYNCORA GTY Insured	No Opt. Call	N/R	168,210
465		5.250%, 4/01/22	10/15 at 100.00	N/R	463,493
159		5.250%, 4/01/23 – SYNCORA GTY Insured	10/15 at 100.00	N/R	158,338

1,055		Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36 (4)	11/16 at 102.00	N/R	210,979

3,500		Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BB+	3,528,000

2,700		Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,844,720

1,000		Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	10/15 at 100.00	N/R	1,002,110

1,900		Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	10/15 at 100.00	N/R	1,723,661

		Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,630		5.700%, 10/01/21	No Opt. Call	N/R	1,619,959
2,140		7.100%, 10/01/31	10/21 at 100.00	N/R	2,182,543
7,000		7.450%, 10/01/41	10/21 at 100.00	N/R	7,179,690

—	(27)	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/23 – SYNCORA GTY Insured	10/15 at 100.00	A–	125

1,495		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,567,642

1,170		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,371,778

7,155		Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB–	6,219,627

Nuveen Investments	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	$409,704

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,355	7.750%, 7/15/26	7/21 at 100.00	B–	1,274,228
9,000	8.000%, 7/15/41	7/21 at 100.00	B–	8,192,610

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	1,039,930

3,775	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (6)	10/15 at 100.00	AA	3,777,454

955	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	970,127

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,511,712

1,500	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	1,503,165

3,425	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,429,384

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
220	7.250%, 4/01/20	No Opt. Call	BB	233,818
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,221,168
500	8.000%, 4/01/40	4/20 at 100.00	BB	533,310

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,521,086

14,475	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	13,901,790

33,175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	33,709,449

7,560	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	7,773,419

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	10,626,628

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
940	5.500%, 5/01/27	5/22 at 100.00	BBB–	972,007
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,387,128

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,570,845

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	No Opt. Call	BBB	1,037,060

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
290	5.000%, 11/01/15	No Opt. Call	BB	290,827
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,708,291
545	6.750%, 5/01/21	No Opt. Call	BB	591,957

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$4,795	5.350%, 11/01/25	11/15 at 100.00	BB	$4,796,486
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,673,355
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,797,317
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	6,726,741
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,879,214

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,299,475
205,332	Total Michigan			198,297,626

	Minnesota – 0.7%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,249,368
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,008,930

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,039,060

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	16,363,665

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BBB–	1,969,960

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,282,352

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48	7/23 at 100.00	BB+	1,023,820

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (5)	431,150
1,550	6.000%, 11/01/37 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (5)	1,572,429

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,046,030

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,071,720

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BBB–	859,191
2,965	5.000%, 7/01/44	7/24 at 100.00	BBB–	3,104,563

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	10/15 at 100.00	B3	2,294,277

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	1,008,440
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,010,670

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,643,760

Nuveen Investments	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
$500	5.000%, 9/01/34	9/24 at 100.00	BB+	$514,695
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,864,049

1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,761,986

1,715	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.300%, 7/01/45	7/25 at 100.00	BB	1,719,116

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,005,150

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	11/15 at 100.00	N/R	846,589
1,225	5.375%, 5/01/43	10/15 at 100.00	N/R	1,226,642

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BBB–	2,146,625

450	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	453,735

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,008,610

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/16 at 100.00	BB+	404,980
500	6.000%, 9/01/36	9/16 at 100.00	BB+	506,315

500	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015, 5.000%, 11/15/44	11/25 at 100.00	BBB–	528,185

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/16 at 101.00	N/R	1,504,710
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/16 at 101.00	N/R	801,936

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,610,141
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,235,380
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,620,452

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	1,017,270
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,315,520
67,850	Total Minnesota			72,071,471

	Mississippi – 0.0%

1,471	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,479,786

	Missouri – 0.8%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	257,240
600	5.625%, 3/01/25 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R (5)	617,808

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$2,500	Bridgeton Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Hilltop Community Improvement District Project, Refunding Series 2015A, 5.625%, 5/01/45	5/23 at 100.00	N/R	$2,503,025

520	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	B	470,028

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	591,033
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,571,990

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,906,020

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,324,037

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	6,713,847

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
485	5.150%, 6/01/16	10/15 at 100.00	N/R	490,694
3,000	5.400%, 6/01/24	6/16 at 100.00	N/R	3,033,960

7,761	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	7,235,950

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	1,607,794

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,544,415

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,395	5.000%, 5/01/35	5/20 at 100.00	N/R	1,448,415
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,448,201

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A2	13,804,935

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 17.017%, 11/15/48 (IF) (6)	11/23 at 100.00	A2	6,767,067

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,737,738

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/18 at 100.00	N/R	1,295,945
5,700	5.350%, 6/15/32	6/18 at 100.00	N/R	5,602,701

8,740	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	9,072,207

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/15 at 100.00	N/R	1,477,516

1,767	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/15 at 100.00	N/R	1,654,336

Nuveen Investments	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	$1,967,414

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/16 at 100.00	N/R	1,180,725

1,209	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	10/15 at 100.00	N/R	1,089,490

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (16)	No Opt. Call	N/R	1,049,646

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	10/15 at 100.00	N/R	500,190
1,000	5.375%, 11/01/24	10/15 at 100.00	N/R	1,000,110

1,760	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	10/15 at 100.00	N/R	1,761,936

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,357,425
95,906	Total Missouri			86,083,838

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	16.944%, 11/01/45 (IF) (6)	11/25 at 100.00	A–	1,264,570
1,545	16.926%, 11/01/48 (IF) (6)	11/25 at 100.00	A–	2,034,611
2,505	Total Nebraska			3,299,181

	Nevada – 0.7%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.245%, 1/01/36 (IF)	1/20 at 100.00	A+	7,025,590

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.203%, 1/01/18 (IF)	No Opt. Call	A+	1,532,142

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35	12/25 at 100.00	BB	987,360
2,520	5.125%, 12/15/45	12/25 at 100.00	BB	2,496,841

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
1,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	1,631,352
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,802,081
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,182,760

1,510	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-17, Madeira Canyon, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,545,470

4,510	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.300%, 9/01/35	3/16 at 100.00	N/R	3,414,476

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB	5,713,050

214	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
$400	5.000%, 6/01/28	6/24 at 100.00	N/R	$409,832
1,000	5.000%, 6/01/30	6/24 at 100.00	N/R	1,017,330

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
445	6.000%, 8/01/27	8/16 at 101.00	N/R	452,948
2,235	6.150%, 8/01/37	8/16 at 101.00	N/R	2,268,190

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,722,089

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
940	6.500%, 9/01/20	9/18 at 100.00	N/R	1,011,910
1,395	6.750%, 9/01/27	9/18 at 100.00	N/R	1,461,179

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
4,895	6.500%, 6/15/20	6/18 at 100.00	B1	5,273,481
25,590	6.750%, 6/15/28	6/18 at 100.00	B1	27,529,210
66,245	Total Nevada			71,477,291

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	325,294
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	367,924
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	246,971
185	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	113,394
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	26,181

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	202,684
1,735	Total New Hampshire			1,282,448

	New Jersey – 1.9%

9,155	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB+	9,184,204

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	1,028,450

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	10/15 at 100.00	Caa1	1,787,904

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34	8/24 at 100.00	BB	871,403
1,530	5.875%, 8/01/44	8/24 at 100.00	BB	1,571,937
1,000	6.000%, 8/01/49	8/24 at 100.00	BB	1,025,510

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	B	1,740,207
4,120	5.650%, 8/01/43	8/23 at 100.00	B	2,846,920
2,395	5.750%, 8/01/47	8/23 at 100.00	B	1,649,269

Nuveen Investments	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
$1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	$1,110,755
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,743,675

5,485	New Jersey Economic Development Authority, Revenue Bonds, Gloucester Marine Terminal Project, Refunding Series 2006A, 6.625%, 1/01/37	1/16 at 100.00	N/R	5,520,543

1,500	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 6.200%, 10/01/44	10/24 at 100.00	BB–	1,538,835

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	23,988,229

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/15 at 100.00	BB–	797,393

11,425	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	12,441,482

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
4,095	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	4,646,474
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	8,522,463

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	6,161,994

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,663,050

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	2,964,408

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
1,815	18.687%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	2,578,698
5,000	18.711%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	7,106,800
1,250	18.711%, 7/01/38 – AGC Insured (IF) (6)	7/19 at 100.00	AA	1,776,700

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,472,385

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	27,268,777

5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	5,572,050

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,690,750

33,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA	36,404,663

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 11853-1, 21.683%, 6/01/16 – AGC Insured (Alternative Minimum Tax) (IF)	No Opt. Call	AA	2,063,501

2,650	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.783%, 12/01/24 (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	2,637,174

216	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$23,860	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B–	$17,825,567
194,895	Total New Jersey			200,202,170

	New Mexico – 0.4%

1,405	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	1,405,464

1,340	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,467,421

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	653,419

4,695	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32	9/15 at 43.19	N/R	563,165

885	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	874,637

3,935	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,480,193

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,349,432

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,129,520

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	5,292,100

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,179,766
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,333,938

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	No Opt. Call	N/R	5,164,553

15,295	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40	5/20 at 103.00	N/R	15,263,951
50,095	Total New Mexico			45,157,559

	New York – 6.7%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	8,949,069
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	6,787,305
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,047,597
1,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,030,525
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	3,971,569

6,700	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.500%, 11/01/44	11/24 at 100.00	BB	7,052,755

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	713,094
8,570	5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	9,108,710

Nuveen Investments	217

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	$507,445

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
935	5.000%, 5/01/38	5/23 at 100.00	BB+	997,804
2,500	4.250%, 5/01/42	No Opt. Call	BB+	2,406,975

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,828,444
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,073,322
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,290,278

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
2,000	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,255,960
3,000	6.250%, 12/01/37	12/18 at 100.00	Ba1	3,280,500

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2015:
1,300	5.000%, 12/01/40	No Opt. Call	Ba1	1,355,315
3,400	5.000%, 12/01/45	No Opt. Call	Ba1	3,520,020

1,515	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	1,659,940

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	22.227%, 3/15/35 (IF) (6)	3/24 at 100.00	AAA	3,172,611
1,000	22.228%, 3/15/36 (IF) (6)	3/24 at 100.00	AAA	1,662,580
2,990	22.221%, 3/15/39 (IF) (6)	3/24 at 100.00	AAA	4,815,036
4,000	22.249%, 3/15/44 (IF) (6)	3/24 at 100.00	AAA	6,239,000

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,633,650

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 17.207%, 11/15/41 (IF) (6)	11/22 at 100.00	AA–	6,600,092

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
2,870	5.000%, 7/01/40	7/25 at 100.00	BBB	3,098,079
5,155	5.000%, 7/01/45	7/25 at 100.00	BBB	5,534,099

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
4,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	5,299,016
5,600	8.000%, 8/01/28	8/16 at 101.00	N/R	5,998,048
9,300	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	9,913,614

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (17)	No Opt. Call	N/R	873,000
12,570	5.750%, 10/01/27 (18)	10/17 at 100.00	N/R	4,525,200
28,560	5.750%, 10/01/37 (18)	10/17 at 100.00	N/R	10,281,600
61,500	5.875%, 10/01/46 (19)	10/17 at 102.00	N/R	22,063,125

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
$1,410	5.000%, 12/01/31	12/16 at 100.00	BB	$1,443,177
7,760	5.250%, 12/01/36	12/16 at 100.00	BB	7,983,566

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,032,440
1,045	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,072,578
3,625	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	3,715,589
3,535	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	3,601,847
38,585	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	39,495,220

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	3,873,179

15,895	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	BB	15,959,375

2,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	10/15 at 100.00	BB	2,030,060

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB	3,085,860

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	22.263%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	3,235,409
3,700	22.293%, 6/15/46 (IF) (6)	6/23 at 100.00	AA+	5,748,875

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 21.922%, 6/15/19 (IF) (6)	No Opt. Call	AA+	3,368,084

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
970	22.215%, 6/15/18 (IF) (6)	No Opt. Call	AA+	1,506,575
2,000	22.237%, 6/15/18 (IF) (6)	No Opt. Call	AA+	3,107,500
2,025	22.195%, 6/15/20 (IF) (6)	No Opt. Call	AA+	3,037,318
1,320	22.237%, 6/15/21 (IF) (6)	No Opt. Call	AA+	2,050,950

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 17.820%, 6/15/17 (IF)	No Opt. Call	AA+	556,620

10,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	11,001,800

	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	22.024%, 6/15/43 (IF) (6)	6/21 at 100.00	AA+	2,998,458
1,000	22.013%, 6/15/44 (IF) (6)	6/21 at 100.00	AA+	1,502,050
2,265	22.008%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	3,399,267
400	22.013%, 6/15/45 (IF) (6)	6/22 at 100.00	AA+	600,360
1,600	22.013%, 6/15/47 (IF) (6)	6/23 at 100.00	AA+	2,468,480

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	2,836,525
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	5,668,550

Nuveen Investments	219

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 3399. As of 6/4/2015 Converted to Trust 2015-XF2051, 22.720%, 8/01/22 (IF) (6)	No Opt. Call	AAA	$1,781,735

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	17.037%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	3,583,600
3,750	17.037%, 11/15/44 (IF) (6)	11/21 at 100.00	A+	5,375,400

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190:
3,750	17.950%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	5,719,350
2,000	17.950%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,050,320
2,170	22.262%, 12/15/41 (IF) (6)	12/21 at 100.00	AA–	3,595,148

85,890	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	86,716,262

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
28,480	5.150%, 11/15/34	11/24 at 100.00	N/R	29,585,878
49,540	5.375%, 11/15/40	No Opt. Call	N/R	52,220,609

116,400	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44	11/24 at 100.00	N/R	138,231,984

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.495%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	1,449,520
1,875	18.495%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	2,717,850

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 22.161%, 3/15/43 (IF) (6)	3/23 at 100.00	AAA	4,053,718

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,590,210

1,720	Otsego County Capital Resource Corporation, New York, Tax-Exempt Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	BBB–	1,799,447

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	17,391,840

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 14.007%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	2,099,948

5,020	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	N/R	5,192,136

90	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/16 at 100.00	N/R	90,007

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	6/16 at 100.00	BB–	1,016,650
3,355	5.000%, 6/01/34	6/16 at 100.00	B	3,053,218
7,760	5.125%, 6/01/42	6/16 at 100.00	B	6,723,342

8,508	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	Baa1	9,286,602

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A:
$1,735	5.000%, 5/01/34	5/24 at 100.00	BB+	$1,869,063
7,495	5.500%, 5/01/42	5/24 at 100.00	BB+	8,443,642

4,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	10/15 at 100.00	BB+	3,801,800

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/16 at 100.00	B+	1,001,770
732,238	Total New York			697,366,138

	North Carolina – 0.3%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	1,640,685

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.132%, 1/15/19 (IF)	No Opt. Call	AA–	2,280,768

8,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	2/16 at 100.00	N/R	8,014,880

1,898	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	2,017,156

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40	3/25 at 100.00	N/R	1,609,712

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,066,540

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 22.487%, 6/01/20 (IF)	No Opt. Call	AA	3,142,000

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,876,692
1,195	5.600%, 10/01/36	10/16 at 100.00	N/R	1,221,947

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,806,659
24,278	Total North Carolina			26,677,039

	North Dakota – 0.1%

10,130	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38	9/23 at 100.00	N/R	10,592,029

	Ohio – 4.2%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 3352, 18.149%, 5/01/35 (IF)	5/22 at 100.00	AA–	3,294,500

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,161,637

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,000	5.375%, 6/01/24	6/17 at 100.00	B–	2,536,320

Nuveen Investments	221

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$10,000	5.125%, 6/01/24	6/17 at 100.00	B–	$8,322,400
74,965	5.875%, 6/01/30	6/17 at 100.00	B–	62,062,774
68,535	5.750%, 6/01/34	6/17 at 100.00	B–	54,714,232
22,265	6.000%, 6/01/42	6/17 at 100.00	B	18,019,287
42,000	5.875%, 6/01/47	6/17 at 100.00	B	33,789,420

38,445	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B–	33,020,026

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,416,905
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,305,997

2,625	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,895,113

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 17.380%, 2/01/44 (IF) (6)	2/24 at 100.00	A	4,970,894

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
640	5.000%, 12/01/22	12/16 at 100.00	N/R	646,950
3,250	5.000%, 12/01/32	12/16 at 100.00	N/R	3,192,118

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,635,043

15,715	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	17,190,796

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,716,525

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 19.680%, 5/01/29 (IF)	5/19 at 100.00	A+	2,643,884

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	BB+	1,992,506
8,685	5.000%, 2/15/33	2/23 at 100.00	BB+	9,141,310
36,460	5.000%, 2/15/44	2/23 at 100.00	BB+	37,921,317
4,120	5.000%, 2/15/48	2/23 at 100.00	BB+	4,281,010

20,150	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	20,806,084

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/15 at 100.00	B–	15,587,881

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/15 at 100.00	B–	7,315,071

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	2,372,296
11,000	7.250%, 8/01/34 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	7,959,930

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2013D:
321	10.635%, 8/01/25 (8)	10/15 at 100.00	N/R	—
1,108	10.820%, 8/01/34 (8)	10/15 at 100.00	N/R	—

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,004	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax) (4)	8/16 at 100.00	N/R	$420,680

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,560,555
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,095,970
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,184,350

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB	2,402,243
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	12,949,680

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,257,912

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/16 at 100.00	B–	11,299,887

1,525	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/16 at 100.00	BBB+	1,538,435

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45 (WI/DD, Settling 8/03/15)	3/25 at 100.00	N/R	27,703,064

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	60,043
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	94,024

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
517,460	Total Ohio			439,479,119

	Oklahoma – 0.9%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	9,700,108

3,380	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,430,159

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,513,355
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,216,854

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	8,262,427
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,814,157

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	33,684,525

2,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	2,940,713

15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	16,794,142

Nuveen Investments	223

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
$2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	$2,164,897
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,773,843
91,180	Total Oklahoma			96,295,180

	Oregon – 0.2%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,047,370

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	1,108,863
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (5)	3,311,948

5,325	Lane County School District 19, Springfield, Oregon, General Obligation Bonds, Deferred Interest Series 2015B, 0.000%, 6/15/40	No Opt. Call	AA+	1,838,297

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/15 at 100.00	N/R	495,535
130	5.000%, 10/01/21	1/16 at 100.00	N/R	128,965
735	5.350%, 10/01/31	10/15 at 100.00	N/R	645,977

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,723,200

1,940	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	No Opt. Call	N/R	2,040,395

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	10/15 at 100.00	B–	8,287,946

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,486,969

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	867,901
28,400	Total Oregon			25,983,366

	Pennsylvania – 2.4%

3,825	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.875%, 5/01/30	11/19 at 100.00	BB–	4,330,091

7,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB–	8,589,525

7,335	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	7,483,460

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB–	1,433,500
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,891,475

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	2,066,611

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,505	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	$1,586,586

4,685	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,738,643

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bonds 3374. As of 6/4/2015 Converted to Trust 2015-XF2049, 22.368%, 5/01/20 (IF) (6)	No Opt. Call	AA–	2,900,891

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB–	1,303,353
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB–	1,004,110

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
475	5.125%, 10/15/15	No Opt. Call	N/R	476,620
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	5,034,926
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	12,441,505

9,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	9,779,110

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,681,856
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	817,012

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,668,880

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	No Opt. Call	BBB–	1,047,830

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,210	5.875%, 7/01/31	7/16 at 100.00	N/R	7,303,370
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,504,584

3,880	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	4,286,934

6,695	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	6,939,903

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.359%, 8/01/38 (IF) (6)	8/20 at 100.00	AA	2,538,086

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa2	1,056,830

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre – refunded 2/01/18)	2/18 at 100.00	N/R (5)	1,150,580

Nuveen Investments	225

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 1192:
$945	18.057%, 2/15/31 (IF) (6)	8/23 at 100.00	Aa1	$1,488,668
1,340	18.087%, 2/15/32 (IF) (6)	8/23 at 100.00	Aa1	2,091,673
1,410	18.072%, 2/15/33 (IF) (6)	8/23 at 100.00	Aa1	2,183,103
1,480	18.103%, 2/15/34 (IF) (6)	8/23 at 100.00	Aa1	2,279,378

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/15 at 100.00	N/R	968,427

5,500	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,967,335

900	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc. Series 2002A, 7.500%, 2/15/29	10/15 at 100.00	N/R	542,835

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/15 at 100.00	B–	49,048,038

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	1,110,300

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B+	2,455,786

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
1,205	21.938%, 2/15/19 (IF)	No Opt. Call	AA–	2,041,017
750	21.432%, 2/15/19 (IF)	No Opt. Call	AA–	1,249,538

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	4,404,480

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/17 at 100.00	Baa3	1,013,610

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	10/15 at 100.00	N/R	3,236,456

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,254,795

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
155	5.800%, 5/01/16	No Opt. Call	BB+	157,068
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,392,185
985	6.250%, 5/01/33	5/16 at 100.00	BB+	991,797

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,121,920
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,983,292

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26	7/17 at 100.00	BB+	3,119,250

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
$1,000	5.625%, 7/01/36	No Opt. Call	BB+	$1,054,640
35,355	5.625%, 7/01/42	7/22 at 100.00	BB+	37,137,953

1,000	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Refunding Series 2006, 4.800%, 9/15/30 – RAAI Insured	10/15 at 100.00	AA	942,410

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	10/15 at 100.00	AA–	542,872

	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007:
90	5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	AA	89,788
3,245	5.250%, 6/01/39 – RAAI Insured	6/17 at 100.00	AA	3,248,862

4,490	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	4,708,977

6,620	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,733,136

2,960	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	3,020,739

1,135	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,190,354

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	A–	549,132
241,496	Total Pennsylvania			254,376,085

	Rhode Island – 0.2%

11,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	12,625,509

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
2,370	5.500%, 9/01/28	9/23 at 100.00	BBB	2,594,534
2,500	6.000%, 9/01/33	9/23 at 100.00	BBB	2,787,500

1,890	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.498%, 10/01/26 (IF)	10/16 at 100.00	AA+	1,965,827

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,652,347
19,360	Total Rhode Island			21,625,717

	South Carolina – 0.6%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	777,058

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015 – XF – 0145:
510	22.232%, 5/30/22 (IF)	No Opt. Call	AA–	811,976
500	22.404%, 5/30/22 (IF)	No Opt. Call	AA–	792,400
1,000	22.404%, 5/30/22 (IF)	No Opt. Call	AA–	1,529,050

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	1,569,118

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	4,218,525

3,555	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,564,563

Nuveen Investments	227

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$1,890	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	$1,927,460

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,385	5.250%, 10/01/26	11/16 at 100.00	N/R	2,386,002
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	4,466,652

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	767,408
1,250	5.125%, 5/01/48	5/23 at 100.00	N/R	1,279,675

2,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45	11/24 at 100.00	N/R	2,162,880

195	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19	No Opt. Call	N/R	196,882

3,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46	No Opt. Call	BB	2,987,280

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,492,396
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,652,682

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
2,100	5.500%, 5/01/28	5/17 at 100.00	N/R	2,146,872
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	1,014,530

15,055	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	12,867,659
72,643	Total South Carolina			59,611,068

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32	3/24 at 100.00	N/R	6,521,984

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	18.986%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	1,797,750
250	18.986%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	359,550
2,905	18.978%, 11/01/40 (IF) (6)	11/19 at 100.00	A+	4,177,419
10,805	Total South Dakota			12,856,703

	Tennessee – 1.6%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	18.037%, 1/01/40 (IF) (6)	1/23 at 100.00	A+	3,466,443
865	17.942%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	1,168,589
2,500	18.046%, 1/01/45 (IF) (6)	1/23 at 100.00	A+	3,378,700

2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	2,117,200

228	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
$4,185	5.250%, 5/01/25	11/24 at 100.00	N/R	$4,145,661
47,900	6.000%, 5/01/34	11/24 at 100.00	N/R	47,511,531

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A:
4,565	5.875%, 3/01/44	3/24 at 100.00	A	4,951,838
4,160	6.125%, 3/01/49	3/24 at 100.00	A	4,556,240

1,250	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Fixed Rate Revenue Refunding Bonds, Trezevant Manor, Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,261,150

76,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	87,531,360

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37 (4)	7/17 at 100.00	N/R	8,962,862
158,510	Total Tennessee			169,051,574

	Texas – 4.9%

215	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	234,838

23,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	BB	24,664,955

1,590	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/16 at 100.00	N/R	1,607,967

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,921,283

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB–	1,606,942
3,525	7.750%, 8/15/41	8/21 at 100.00	BB–	3,630,891

6,970	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax) (4)	1/16 at 100.00	C	400,775

4,375	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	1/16 at 100.00	C	251,563

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	1/16 at 100.00	C	501,000

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	2,400,000

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,477,637
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,463,648

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,062,463
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,563,630

Nuveen Investments	229

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	$1,063,557

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,705,883
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	4,840,000

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	BBB	1,295,306
4,000	0.000%, 1/01/29	No Opt. Call	BBB	2,220,560

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	BBB–	24,050,200

2,335	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	BBB–	2,508,000

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
60	7.750%, 2/15/18	No Opt. Call	B+	63,085
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	8,026,125

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	848,169

1,455	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	1,384,127

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (5)	2,737,079

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,819,379

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,203,490
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	8,128,936

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	12,444,169

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	No Opt. Call	N/R	1,448,510
2,000	6.750%, 9/01/43	No Opt. Call	N/R	2,056,780

1,760	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	1,838,883

6,900	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/42	No Opt. Call	BB–	6,519,741

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	1/16 at 100.00	BB+	2,534,503

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
885	8.625%, 9/01/29	9/19 at 100.00	N/R	980,040
8,610	9.000%, 9/01/38	9/19 at 100.00	N/R	9,527,396

230	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
$500	6.625%, 9/01/37	9/22 at 100.00	N/R	$507,815
525	6.750%, 9/01/44	9/22 at 100.00	N/R	533,169

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33	9/22 at 100.00	N/R	507,715

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43	1/23 at 100.00	BB+	2,969,350

2,970	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	10/15 at 100.00	N/R	2,972,213

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	AA–	1,354,688
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	AA–	10,494,360
4,920	0.000%, 11/15/26	No Opt. Call	AA–	3,057,042
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	AA–	2,942,900
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	AA–	6,719,134
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	5,564,883
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	7,385,606
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	AA–	2,398,900
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	855,012
180	0.000%, 11/15/33	11/31 at 88.44	AA–	75,166
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	AA–	814,853
35	0.000%, 11/15/35	11/31 at 78.18	AA–	12,818
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,432,579
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	489,617
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	AA–	582,223
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	AA–	320,219
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	AA–	2,631,388
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	1,343,105

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	AA–	477,406

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	AA–	43,757
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	AA–	248,425
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	AA–	544,826
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	AA–	78,054
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	188,966
10,000	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	AA–	2,831,100
17,675	0.000%, 11/15/39	11/24 at 41.26	AA–	4,710,741

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	483,741
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	8,506,575
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA	2,993,015

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45 (WI/DD, Settling 8/05/15)	9/25 at 100.00	N/R	9,248,540

Nuveen Investments	231

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	10/15 at 100.00	N/R	$3,691,191

8,220	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	8,388,428

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	8,103,480

10,545	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	10,941,808

5,150	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29	7/24 at 100.00	BB–	5,398,900

41,155	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	43,583,145

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	763,282
750	5.875%, 9/01/44	9/19 at 103.00	N/R	737,633

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,878,365
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,551,331

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	905,922
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,264,815

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/23 at 100.00	N/R	489,735
400	5.500%, 9/15/40	9/23 at 100.00	N/R	390,924

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

1,215	4.750%, 4/01/34	4/24 at 100.00	BBB–	1,230,783
4,270	5.000%, 4/01/39	No Opt. Call	BBB–	4,385,760
7,260	5.000%, 4/01/44	No Opt. Call	BBB–	7,430,755

1,100	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing NCCD College Station Properties-Texas A&M University, Series 2015A., 5.000%, 7/01/47	7/25 at 100.00	BBB–	1,128,534

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	10/15 at 100.00	BBB–	1,548,390

11,090	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F, 20.316%, 1/01/38 (Pre-refunded 1/01/18) (IF) (6)	1/18 at 100.00	A2 (5)	17,941,180

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/15 at 100.00	BB–	18,301,286

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Baa2	$3,740,764

9,400	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/15 at 100.00	BB–	9,431,584

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32	No Opt. Call	N/R	5,901,881
3,800	7.250%, 12/15/42	No Opt. Call	N/R	3,560,486
14,375	7.250%, 12/15/47	12/21 at 100.00	N/R	13,381,113

4,030	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	4,682,135

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,857,601

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	11/15 at 100.00	C	341,838

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	10/15 at 100.00	C	57,500

1,300	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	10/15 at 100.00	C	74,750

2,500	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	2,582,400

2,075	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,347,385

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	1,660,095

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	115,494

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,230,714

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,451,777
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,317,486
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	12,421,968

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,301,191
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,450,743

3,370	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	10/15 at 100.00	BB	3,269,069

Nuveen Investments	233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BBB–	$6,336,000

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	10/15 at 100.00	C	56,350

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	11/17 at 100.00	BBB	3,720,466
5,400	5.375%, 11/01/37	11/17 at 100.00	BBB	5,577,282

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	2,933,161
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,204,304
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,385,834
645,095	Total Texas			507,798,429

	Utah – 0.5%

1,800	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,019,186

845	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	851,507

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,156,015
9,195	5.700%, 11/15/36	11/16 at 100.00	N/R	9,245,664

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,193,820

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	1,816,794
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,789,947

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,765	6.250%, 6/15/28	6/17 at 100.00	N/R	1,811,773
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	3,046,638

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,015	8.000%, 7/15/30	7/18 at 102.00	N/R	2,190,708
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,248,723

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,917,213

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,130	5.750%, 7/15/22	7/17 at 100.00	N/R	1,147,459
1,530	5.875%, 7/15/27	7/17 at 100.00	N/R	1,544,260
3,475	6.000%, 7/15/37	7/17 at 100.00	N/R	3,506,032

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	4,221,401
45,410	Total Utah			47,707,140

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.0%

$1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	$1,397,988

	Virginia – 1.1%

20,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	20,039,000

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,238	6.250%, 3/01/18 (20)	3/16 at 100.00	N/R	1,444,965
5,464	6.600%, 3/01/25 (21)	10/15 at 101.00	N/R	3,528,870
3,281	6.750%, 3/01/34 (22)	3/16 at 100.00	N/R	2,119,428

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35	3/25 at 100.00	N/R	1,118,865
1,865	5.400%, 3/01/45	3/25 at 100.00	N/R	1,896,761

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	593,201

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	3,053,738
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	8,815,555

11,300	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,743,638

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	5,726,000
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,370,774

280	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/15 at 100.00	BB–	280,708

5,000	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45	3/25 at 100.00	N/R	4,879,100

4,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	1,375,240

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	7,376,180

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA	1,499,719
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA	2,265,221
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,439,018
22,560	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA	7,337,866

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,979,946

Nuveen Investments	235

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc.-Harbor’s Edge Project, Refunding Series 2014:
$3,500	5.375%, 1/01/46	1/25 at 100.00	N/R	$3,524,885
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	4,774,400

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,311,520
9,360	6.450%, 9/01/37	9/17 at 100.00	N/R	9,911,772

2,340	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006, 5.250%, 6/15/37	6/16 at 100.00	Baa1	2,371,052
725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	731,656
149,294	Total Virginia			118,509,078

	Washington – 1.5%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	1,805,700

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.453%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	3,781,500
750	19.453%, 6/01/39 (IF) (6)	6/19 at 100.00	AA	1,134,450

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,149,593

	King County Public Hospital District 4, Washington, Limited Tax General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Series 2015A:
2,225	5.000%, 12/01/30	No Opt. Call	N/R	2,246,316
1,500	6.000%, 12/01/35	No Opt. Call	N/R	1,475,640
5,795	5.000%, 12/01/38	No Opt. Call	N/R	5,731,659
5,500	6.250%, 12/01/45	No Opt. Call	N/R	5,433,063

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,450	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,486,437
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	3,732,429

1,580	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,052,102

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BB+	7,096,410

4,130	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	4,152,259

6,960	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	6,999,183

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	18.072%, 8/15/40 (IF) (6)	8/25 at 100.00	AA–	711,040
2,125	18.072%, 8/15/45 (IF) (6)	8/25 at 100.00	AA–	2,984,520

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB) (6)	10/24 at 100.00	AA	5,233,883

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA	$14,313,650

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	22.237%, 10/01/22 (IF) (6)	No Opt. Call	AA	2,435,154
1,060	22.237%, 10/01/22 (IF) (6)	No Opt. Call	AA	1,599,911
600	22.237%, 10/01/22 (IF) (6)	No Opt. Call	AA	905,610

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	17.954%, 10/01/44 (IF) (6)	No Opt. Call	AA	5,262,442
2,500	17.972%, 10/01/44 (IF) (6)	No Opt. Call	AA	3,518,700
1,190	18.034%, 10/01/44 (IF) (6)	No Opt. Call	AA	1,673,878

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	18.044%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	2,039,255
630	18.002%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	851,004
785	18.218%, 10/01/42 (IF) (6)	10/22 at 100.00	AA	1,059,059

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
3,685	17.950%, 12/06/18 (IF) (6)	No Opt. Call	Aa2	5,174,109
2,500	17.955%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	3,510,600
1,750	17.955%, 10/01/40 (IF) (6)	10/20 at 100.00	Aa2	2,457,420
945	17.834%, 10/01/42 (IF) (6)	10/22 at 100.00	Aa2	1,273,567
935	18.155%, 10/01/42 (IF) (6)	10/22 at 100.00	Aa2	1,260,530

1,200	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.250%, 10/01/46	4/22 at 100.00	Baa1	1,283,781

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.469%, 8/15/42 (IF) (6)	8/22 at 100.00	AA–	1,470,105

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,520	19.215%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,155,436
1,875	19.336%, 10/01/39 (IF) (6)	4/20 at 100.00	AA	2,659,500

14,061	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	13,775,709

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45 (WI/DD, Settling 8/06/15)	7/25 at 100.00	N/R	1,736,543

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	2,308,279
18,225	6.750%, 10/01/47	No Opt. Call	N/R	19,782,689
2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,732,004
133,841	Total Washington			152,445,119

	West Virginia – 0.5%

7,828	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	8,204,447

Nuveen Investments	237

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba1	$3,700,424

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	369,363

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	1,768,128

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,751,219
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R	23,552,934
48,808	Total West Virginia			51,346,515

	Wisconsin – 1.6%

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	9,225,716

2,560	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45	3/25 at 100.00	BB+	2,565,528

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	717,623
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	544,843

4,535	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 7.000%, 5/01/40 (4)	5/24 at 100.00	N/R	4,534,272

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,814,270

9,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	9,869,013

	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,760,774
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,091,389

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38	9/24 at 100.00	BB	1,717,908

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	No Opt. Call	BB–	4,393,285
4,250	5.750%, 4/01/42	No Opt. Call	BB–	4,170,056

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB–	4,369,823

3,030	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,276,246

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,180,540
3,275	6.200%, 10/01/42	10/22 at 100.00	BB+	3,515,121

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
$1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	$1,730,403
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,764,877

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3184. As of 6/4/2015 Converted to Trust 2015-XF2044, 18.035%, 5/15/20 (IF) (6)	No Opt. Call	AA+	5,498,043

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 1191, 18.177%, 4/15/35 (IF) (6)	4/23 at 100.00	A2	3,491,700

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,349,605

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.090%, 8/15/37 (IF) (6)	2/20 at 100.00	AA	3,959,230

1,280	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 6.125%, 12/01/34	No Opt. Call	N/R	1,279,857

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 18.912%, 4/01/17 (IF) (6)	No Opt. Call	AA–	1,276,071

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	17.036%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	3,300,100
380	17.036%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	501,615
750	17.036%, 11/15/44 (IF) (6)	11/22 at 100.00	A+	990,030

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,229,488
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	4,879,480

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	550,843

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Tender Option Bond Trust 2015-XF2113:
3,535	16.719%, 8/15/31 (IF)	8/16 at 100.00	A–	3,908,862
3,750	16.730%, 8/15/34 (IF)	8/16 at 100.00	A–	4,104,900

9,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Tender Option Bond Trust 2015-XF2113, 16.227%, 8/15/30 (IF)	8/16 at 100.00	A–	10,695,750

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37	No Opt. Call	N/R	3,149,412
42,905	8.625%, 6/01/47	6/22 at 100.00	N/R	51,233,717

3,640	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20	10/15 at 100.00	N/R	3,651,975
146,160	Total Wisconsin			164,292,365
$11,168,278	Total Municipal Bonds (cost $10,076,519,162)			10,473,876,227

Nuveen Investments	239

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Shares	Description (1)				Value

	COMMON STOCKS – 1.2%

	Airlines – 1.2%

3,138,890	American Airlines Group Inc. (24)				$125,869,489

	Containers & Packaging – 0.0%

21,692	WestRock Company (25)				1,367,898
	Total Common Stocks (cost $47,172,781)				127,237,387

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$68	Las Vegas Monorail Company, Senior Interest Bonds (8), (28)	5.500%	7/15/19	N/R	$12,199

18	Las Vegas Monorail Company, Senior Interest Bonds (8), (28)	3.000%	7/15/55	N/R	2,410

$86	Total Corporate Bonds (cost $7,689)				14,609
	Total Long-Term Investments (cost $10,123,699,632)				10,601,128,223

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	California – 0.2%

$13,795	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (8)		No Opt. Call	N/R	$13,916,534

1,340	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (8)		No Opt. Call	N/R	1,351,805

2,040	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (8)		No Opt. Call	N/R	2,057,973
17,175	Total California				17,326,312

	Pennsylvania – 0.0%

21	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Variable Rate Demand Obligations, Series 2013B, 5.000%, 12/31/23 (29)		No Opt. Call	N/R	20,575
	Total Short-Term Investments (cost $17,195,575)				17,346,887
	Total Investments (cost $10,140,895,207) – 101.9%				10,618,475,110
	Borrowings – (0.6)% (30)				(60,000,000)
	Floating Rate Obligations – (2.5)%				(265,472,000)
	Other Assets Less Liabilities – 1.2% (31)				126,812,421
	Net Assets – 100%				$10,419,815,531

240	Nuveen Investments

Investments in Derivatives as of July 31, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (32)	Current Credit Spread (33)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup Inc.	Commonwealth of Puerto Rico	Buy	N/A	$19,000,000	5.000%	12/20/19	$7,165,224	$3,272,506
Goldman Sachs	Commonwealth of Puerto Rico	Buy	N/A	13,155,000	5.000	9/20/19	4,930,114	2,435,681
Goldman Sachs	Markit MCDX NA 21	Buy	1.168%	30,000,000	1.000	12/20/18	123,350	(20,729)
				$62,155,000			$12,218,688	$5,687,458

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (34)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$28,000,000	Receive	Weekly USD-SIFMA	2.882%	Quarterly	9/29/15	9/29/39	$(2,975,658)
Barclays PLC	87,500,000	Receive	Weekly USD-SIFMA	3.254	Quarterly	8/28/15	8/28/45	(16,433,464)
Citigroup Inc.	50,000,000	Receive	Weekly USD-SIFMA	2.900	Quarterly	12/15/15	12/15/44	(5,113,087)
JPMorgan	55,500,000	Receive	Weekly USD-SIFMA	2.913	Quarterly	9/29/15	9/29/39	(6,209,948)
JPMorgan	57,000,000	Receive	Weekly USD-SIFMA	2.983	Quarterly	10/14/15	10/14/39	(7,031,189)
JPMorgan	30,000,000	Receive	Weekly USD-SIFMA	2.967	Quarterly	10/28/15	10/28/39	(3,582,680)
JPMorgan	36,000,000	Receive	Weekly USD-SIFMA	3.085	Quarterly	11/16/15	11/16/39	(5,023,171)
JPMorgan	50,000,000	Receive	Weekly USD-SIFMA	2.948	Quarterly	1/15/16	1/15/44	(5,488,572)
	$394,000,000							$(51,857,769)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$10,456,020,309	$17,855,918	$10,473,876,227
Common Stocks	127,237,387	—	—	127,237,387
Corporate Bonds	—	—	14,609	14,609
Short-Term Investments:
Municipal Bonds	—	20,575	17,326,312	17,346,887
Investments in Derivatives:
Credit Default Swaps*	—	5,687,458	—	5,687,458
Interest Rate Swaps*	—	(51,857,769)	—	(51,857,769)
Total	$127,237,387	$10,409,870,573	$35,196,839	$10,572,304,799
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	241

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $9,836,830,737.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$954,412,083
Depreciation	(438,235,844)
Net unrealized appreciation (depreciation) of investments	$516,176,239

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(7)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.450%.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

242	Nuveen Investments

(9)	On June 3, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(10)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(11)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(12)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.800% to 4.350%.

(13)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(14)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700%.

(15)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%.

(16)	On February 8, 2011, the Fund’s Adviser directed the Fund’s to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund resumed accruing income at an annual interest rate of 4.500%.

(17)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(18)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(19)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(20)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(21)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(22)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(23)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%.

(24)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(25)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(26)	On June 4, 2014, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 2.500%.

(27)	Principal Amount (000) rounds to less than $1,000.

(28)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.

(29)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(30)	Borrowings Payable as a percentage of Total Investments is 0.6%.

(31)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(32)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(33)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(34)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not Applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

Nuveen Investments	243

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.3%

	MUNICIPAL BONDS – 99.3%

	National – 0.2%

$4,870	Municipal Tax Exempt Asset Trust, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	11/15 at 100.00	N/R	$4,837,907

	Alabama – 1.8%

10,020	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/15 at 100.00	B3	10,060,681

3,745	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/15 at 100.00	B3	3,760,205

100	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	103,823

555	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	555,855

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	B1	45,148
610	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	B1	610,201
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	B1	98,857

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	10/15 at 100.00	AA–	500,150
5,500	5.000%, 4/01/23 – NPFG Insured	10/15 at 100.00	AA–	5,500,935

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	10/15 at 100.00	AA–	500,555
1,000	5.000%, 4/01/20 – NPFG Insured	10/15 at 100.00	AA–	1,000,690
25	5.000%, 4/01/21 – NPFG Insured	10/15 at 100.00	AA–	25,011

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
300	5.250%, 1/01/16	10/15 at 100.00	A–	302,250
525	5.250%, 1/01/18 – AGM Insured	10/15 at 100.00	AA	528,938
150	5.250%, 1/01/19 – AGM Insured	10/15 at 100.00	AA	151,125
5,315	5.250%, 1/01/20	10/15 at 100.00	A–	5,354,863
10,000	5.500%, 1/01/22	10/15 at 100.00	A–	10,075,000
150	5.500%, 1/01/22 – AGM Insured	10/15 at 100.00	AA	151,125
1,785	5.250%, 1/01/23	10/15 at 100.00	A–	1,798,388
1,000	5.000%, 1/01/24	10/15 at 100.00	A–	1,007,500
75	4.750%, 1/01/25 – AGM Insured	10/15 at 100.00	AA	75,563

895	Jefferson County, Alabama, Limited Obligation School Warrants, Series 2000, 5.500%, 2/15/20 – AGM Insured	10/15 at 100.00	AA	897,783

	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D:
1,300	5.000%, 10/01/21	No Opt. Call	BBB–	1,445,327
1,000	5.000%, 10/01/22	No Opt. Call	BBB–	1,109,690

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,006,224
53,625	Total Alabama			53,665,887

244	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alaska – 0.0%

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
$490	5.000%, 8/01/18 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	$531,704
230	5.000%, 8/01/21 (Pre-refunded 8/01/17) – FGIC Insured	8/17 at 100.00	AA– (4)	249,575
720	Total Alaska			781,279

	Arizona – 2.4%

2,680	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	2,698,010

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.000%, 1/02/37	1/17 at 100.00	AA–	576,914

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
3,000	1.941%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	1,875,600
3,000	1.918%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	1,875,600
1,500	1.918%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	937,800
1,500	1.907%, 10/01/29 (IF) (5)	1/17 at 100.00	AA–	937,800

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
3,000	5.000%, 2/01/27	2/22 at 100.00	BBB+	3,266,850
850	5.000%, 2/01/30	2/22 at 100.00	BBB+	908,514

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2007A:
1,000	5.000%, 7/01/21 – NPFG Insured	7/17 at 100.00	A1	1,058,510
4,085	4.500%, 7/01/23 – NPFG Insured	7/17 at 100.00	A1	4,245,009

90	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 4.125%, 7/01/19 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	90,692

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
565	4.000%, 7/01/18 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	569,243
85	4.250%, 7/01/20 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	85,658
370	4.250%, 7/01/21 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	372,712
830	5.250%, 7/01/22 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	839,147
1,075	5.250%, 7/01/23 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	1,086,395
7,515	5.000%, 7/01/29 (Pre-refunded 1/01/16) – FGIC Insured	1/16 at 100.00	Ba1 (4)	7,577,675

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
80	3.000%, 7/15/16	No Opt. Call	N/R	81,228
170	3.000%, 7/15/18	No Opt. Call	N/R	172,242
605	5.000%, 7/15/24	No Opt. Call	N/R	656,945

230	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25	7/24 at 100.00	N/R	232,155

215	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB	219,147

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	156,266

	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
585	3.000%, 7/01/20	No Opt. Call	BB	572,054
2,220	4.000%, 7/01/25	No Opt. Call	BB	2,193,138

Nuveen Investments	245

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$615	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BB+	$681,457

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
625	4.750%, 7/01/19	No Opt. Call	N/R	638,863
1,250	5.750%, 7/01/24	No Opt. Call	N/R	1,346,538

290	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	301,623

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,861,344

640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	665,248

1,170	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,230,501

1,330	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,343,659

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
1,225	4.000%, 7/01/19	No Opt. Call	Baa3	1,258,198
740	4.500%, 7/01/20	No Opt. Call	Baa3	772,627

950	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 4.000%, 12/15/24	No Opt. Call	BB+	949,231

335	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	342,903

2,970	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.700%, 4/01/22	4/16 at 100.00	A	2,991,325

7,000	Verrado District 1 Community Faciliites District, Buckeye, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	7,073,220

942	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	955,301

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015, 3.900%, 9/01/24	No Opt. Call	BB+	875,916

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19	No Opt. Call	Baa1	1,095,130
500	5.000%, 8/01/20	No Opt. Call	Baa1	553,945
72,762	Total Arizona			71,222,333

	California – 11.5%

715	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Eskaton Properties Inc., Refunding Series 2013, 5.000%, 11/15/20	No Opt. Call	BBB	795,059

280	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	304,094

995	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24	No Opt. Call	BB+	1,040,969

246	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$200	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A, 5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA	$204,492

9,225	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	10/15 at 100.00	Ba3	9,242,989

2,900	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba3	3,260,151

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.391%, 4/01/36 (IF) (5)	10/26 at 100.00	AA	879,000

2,675	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/25	No Opt. Call	N/R	2,994,047

1,120	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/28	9/25 at 100.00	N/R	1,208,603

1,040	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	6/17 at 100.00	BBB+	1,025,835

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
18,030	5.250%, 6/01/21	12/18 at 100.00	BBB–	18,075,075
20,375	5.450%, 6/01/28	12/18 at 100.00	B	20,114,608

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	555,240

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A&B, 4.500%, 10/01/25	10/22 at 102.00	BBB–	507,611

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	1,007,667

570	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BBB–	563,633

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB+	1,209,398

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,632,924

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,567,290

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
565	5.000%, 8/15/21	No Opt. Call	BBB	652,552
325	5.000%, 8/15/22	No Opt. Call	BBB	375,739
500	5.000%, 8/15/23	No Opt. Call	BBB	585,970

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,285	5.000%, 4/01/23	No Opt. Call	Baa3	1,458,578
395	5.000%, 4/01/25	No Opt. Call	Baa3	450,209

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	54,829

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	188,417

Nuveen Investments	247

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.125%, 7/01/23	7/20 at 100.00	Baa2	$1,113,870

1,500	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,662,810

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,251,204

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	227,776
300	5.000%, 11/01/24	No Opt. Call	BBB–	341,118
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	384,626

3,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/30 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,215,190

3,070	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28 (WI/DD, Settling 8/07/15)	6/25 at 100.00	N/R	3,072,303

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22	6/20 at 102.00	N/R	527,595

1,800	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB	2,007,144

425	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	435,132

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24	No Opt. Call	N/R	394,375

450	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB–	466,245

1,185	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,285,867

2,925	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	3,184,711

1,000	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A, 5.150%, 7/01/30	7/17 at 100.00	N/R	1,006,220

230	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 5.250%, 1/01/16 (ETM)	No Opt. Call	N/R (4)	234,287

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24	No Opt. Call	N/R	1,073,420

5,910	California Statewide Communities Development Authority, Revenue Bonds, Ridgecrest Regional Hospital, Series 2007A, 5.000%, 2/01/37 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	AA– (4)	6,422,870

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	No Opt. Call	N/R	1,422,422
1,460	4.125%, 9/01/27	No Opt. Call	N/R	1,472,454

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,040	5.000%, 9/02/24	No Opt. Call	N/R	1,150,750

248	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,100	5.000%, 9/02/25	No Opt. Call	N/R	$1,215,500
1,150	5.000%, 9/02/26	9/25 at 100.00	N/R	1,263,643

2,845	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.125%, 9/02/25	3/16 at 100.00	N/R	2,931,915

1,180	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	10/15 at 100.00	CCC	1,059,416

1,995	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	10/15 at 100.00	CCC	1,788,857

720	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.250%, 7/01/25	10/15 at 100.00	CCC	646,834

300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	305,736

1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	1,630,168

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
6,050	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	6,385,412
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,116,400

	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014:
540	5.000%, 9/01/23	No Opt. Call	N/R	622,296
1,250	5.000%, 9/01/25	No Opt. Call	N/R	1,428,213

5,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Reunding Series 2013B-3, 0.000%, 1/15/53 (Mandatory put 1/15/23)	7/22 at 100.00	BBB–	5,912,715

700	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	728,847

51,040	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	B+	48,782,501

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
150	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	157,070
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,422,498

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
375	4.000%, 9/01/19	No Opt. Call	N/R	396,000
255	5.000%, 9/01/20	No Opt. Call	N/R	282,884
200	5.000%, 9/01/23	No Opt. Call	N/R	222,842
250	5.000%, 9/01/24	No Opt. Call	N/R	276,628
320	5.000%, 9/01/25	9/24 at 100.00	N/R	350,797
195	5.000%, 9/01/26	9/24 at 100.00	N/R	210,957

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	928,889

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015:
4,110	5.000%, 9/15/25	No Opt. Call	N/R	4,579,568
3,200	5.000%, 9/15/25	No Opt. Call	N/R	3,494,720

Nuveen Investments	249

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A:
$1,175	3.000%, 5/15/20	No Opt. Call	BBB	$1,209,909
465	4.000%, 5/15/21	No Opt. Call	BBB	498,726

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2006A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	AA–	102,522

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	251,813

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
775	5.000%, 6/01/21	6/17 at 100.00	B–	766,886
6,295	4.625%, 6/01/21	6/17 at 100.00	B–	6,158,399

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
100	5.000%, 9/01/22	No Opt. Call	N/R	113,356
100	5.000%, 9/01/24	No Opt. Call	N/R	111,966
100	5.000%, 9/01/25	9/24 at 100.00	N/R	110,925
175	5.000%, 9/01/26	9/24 at 100.00	N/R	193,120

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	560,865
595	5.000%, 9/01/24	No Opt. Call	N/R	666,198

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
834	3.000%, 9/02/20	No Opt. Call	N/R	835,003
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,579,953

635	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	701,262

4,000	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.600%, 11/15/27	No Opt. Call	A	3,747,200

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	551,484

1,190	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	1,214,300

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,965	0.000%, 12/01/17 – AMBAC Insured	No Opt. Call	N/R	1,819,315
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	680,855

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
1,220	4.750%, 9/01/23	No Opt. Call	N/R	1,309,341
920	5.200%, 9/01/28	9/24 at 100.00	N/R	1,013,168

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	312,943

7,000	Northern California Gas Authority 1, Gas Project Revenue Bonds, Index Series 2007B, 0.910%, 7/01/27	No Opt. Call	A	6,403,460

690	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Ba1	753,135

250	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Ba1	$1,080,720

2,565	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	2,664,496

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
425	4.000%, 9/01/20	No Opt. Call	N/R	459,599
440	4.000%, 9/01/21	No Opt. Call	N/R	472,050
455	4.000%, 9/01/22	No Opt. Call	N/R	482,336
475	4.000%, 9/01/23	No Opt. Call	N/R	501,054
495	4.000%, 9/01/24	No Opt. Call	N/R	517,889
515	5.000%, 9/01/25	9/24 at 100.00	N/R	575,497
540	5.000%, 9/01/26	9/24 at 100.00	N/R	600,323

1,955	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2015, 5.000%, 9/01/29	3/25 at 100.00	N/R	2,148,486

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,632,336

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
10	1.250%, 10/01/15	No Opt. Call	N/R	10,000
20	1.800%, 10/01/16	10/15 at 102.00	N/R	20,038
35	2.150%, 10/01/17	10/15 at 102.00	N/R	35,009
50	2.500%, 10/01/18	10/15 at 102.00	N/R	50,072
70	3.050%, 10/01/19	10/15 at 102.00	N/R	70,360
85	3.450%, 10/01/20	10/15 at 102.00	N/R	85,577
105	3.850%, 10/01/21	10/15 at 102.00	N/R	105,982
135	4.150%, 10/01/22	10/15 at 102.00	N/R	136,345
155	4.400%, 10/01/23	10/15 at 102.00	N/R	156,728
175	4.550%, 10/01/24	10/15 at 102.00	N/R	176,922
205	4.650%, 10/01/25	10/15 at 102.00	N/R	207,247
230	4.800%, 10/01/26	10/15 at 102.00	N/R	232,804
260	4.900%, 10/01/27	10/15 at 102.00	N/R	263,305
290	5.050%, 10/01/28	10/15 at 102.00	N/R	294,106
325	5.100%, 10/01/29	10/15 at 102.00	N/R	329,433
360	5.200%, 10/01/30	10/15 at 102.00	N/R	365,231
395	5.250%, 10/01/31	10/15 at 102.00	N/R	400,609
440	5.350%, 10/01/32	10/15 at 102.00	N/R	446,503
480	5.400%, 10/01/33	10/15 at 102.00	N/R	487,238

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	579,840

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	396,943

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	499,780
500	4.250%, 9/01/24	No Opt. Call	N/R	498,170
750	5.000%, 9/01/25	9/24 at 100.00	N/R	789,105

135	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	144,833

Nuveen Investments	251

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$340	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/24 – BAM Insured	No Opt. Call	AA	$403,713

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,140	5.000%, 9/01/22	No Opt. Call	N/R	1,284,484
1,385	5.000%, 9/01/24	No Opt. Call	N/R	1,573,859
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,709,375
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,856,860
805	5.000%, 9/01/27	9/25 at 100.00	N/R	890,708

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/23 (WI/DD, Settling 8/12/15)	No Opt. Call	N/R	1,102,230
2,005	5.000%, 9/01/24 (WI/DD, Settling 8/12/15)	No Opt. Call	N/R	2,210,392
1,800	5.000%, 9/01/25 (WI/DD, Settling 8/12/15)	No Opt. Call	N/R	1,982,196
1,000	5.000%, 9/01/27 (WI/DD, Settling 8/12/15)	9/25 at 100.00	N/R	1,085,530

1,000	Sacramento, California, Special Tax Bonds, Community Facilities District 97-01 North Natomas, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	BBB+	1,170,980

1,065	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F, 5.000%, 9/01/24	No Opt. Call	BBB+	1,241,502

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	448,692
585	5.000%, 9/01/24	No Opt. Call	N/R	655,001
500	5.000%, 9/01/25	9/24 at 100.00	N/R	550,550
655	5.000%, 9/01/26	9/24 at 100.00	N/R	717,513
1,250	5.000%, 9/01/27	9/24 at 100.00	N/R	1,361,925

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	No Opt. Call	BB	2,989,075
500	8.000%, 12/01/26	12/21 at 100.00	BB	649,960
4,000	7.000%, 12/01/26	No Opt. Call	BB	4,867,880

100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/16	9/15 at 102.00	Baa1	102,309

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	BBB+	1,454,654

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	BBB+	415,022
400	5.000%, 8/01/24	No Opt. Call	BBB+	463,232
350	5.000%, 8/01/25	8/24 at 100.00	BBB+	401,807

500	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/27	8/22 at 100.00	N/R	555,495

9,585	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29	1/25 at 100.00	BBB–	10,555,290

65	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 1993, 6.000%, 8/01/15 – NPFG Insured	No Opt. Call	AA–	65,000

252	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
$160	5.000%, 8/01/17 – NPFG Insured	10/15 at 100.00	AA–	$160,637
100	5.000%, 8/01/18 – NPFG Insured	10/15 at 100.00	AA–	100,393

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	282,900

18,455	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.671%, 11/01/38	No Opt. Call	A	16,074,674

200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19	8/16 at 102.00	AA	209,774

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	147,241

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	10/15 at 100.00	AA–	100,201

805	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.100%, 9/01/16	3/16 at 101.00	N/R	813,960

1,460	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	10/15 at 100.00	AA–	1,461,591

10,270	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	10/15 at 100.00	B+	10,143,884

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A	398,888

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26	1/21 at 100.00	A–	3,789,294

230	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	266,749

520	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	574,023

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,100,590

8,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	8,722,477

890	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21	No Opt. Call	N/R	892,154

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Refunding Series 2015.:
680	5.000%, 9/01/26	3/25 at 100.00	N/R	765,360
735	5.000%, 9/01/27	3/25 at 100.00	N/R	816,284
795	5.000%, 9/01/28	3/25 at 100.00	N/R	879,978
865	5.000%, 9/01/29	3/25 at 100.00	N/R	950,609
930	5.000%, 9/01/30	3/25 at 100.00	N/R	1,020,470
1,010	5.000%, 9/01/31	3/25 at 100.00	N/R	1,101,748
1,045	5.000%, 9/01/32	3/25 at 100.00	N/R	1,135,560
329,524	Total California			337,706,417

	Colorado – 2.3%

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	560,210

Nuveen Investments	253

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$100	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	AA	$101,420

275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A	316,242

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26	7/25 at 100.00	BB+	625,488

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
75	5.000%, 6/15/16	No Opt. Call	A	77,298
100	4.750%, 6/15/22	6/17 at 100.00	A	103,734

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	369,914

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	524,455

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	549,865

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB	1,060,190

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24	No Opt. Call	BB+	518,245

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BB+	544,978
600	5.000%, 12/15/28	12/25 at 100.00	BB+	624,618

540	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	544,644

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	1,107,400

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22	No Opt. Call	N/R	958,400

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	No Opt. Call	BBB+	2,173,700
505	4.000%, 12/01/26	12/22 at 100.00	BBB+	508,222

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	592,614

2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2012, 5.000%, 12/01/25	No Opt. Call	BBB+	2,330,141

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	A–	1,714,470
3,000	5.000%, 6/01/24	No Opt. Call	A–	3,432,810
3,520	5.000%, 6/01/25	No Opt. Call	A–	4,039,869

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	AA	51,518

254	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.850%, 12/01/26	12/16 at 100.00	N/R	$1,512,450

1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	BB–	1,035,570

295	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.000%, 12/01/30 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	301,806

720	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB+	806,148

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	508,013

175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	183,199

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–	527,252

270	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%, 9/01/24 – NPFG Insured	No Opt. Call	AA–	271,158

3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007CD-2, 1.770%, 9/01/39 (Mandatory put 9/01/17) – NPFG Insured	3/17 at 100.00	AA–	3,014,190

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, SIFMA Index Term Series 2015A:
750	5.000%, 9/01/19	No Opt. Call	BBB+	843,945
665	5.000%, 9/01/20	No Opt. Call	BBB+	760,946

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
175	5.000%, 12/01/18	No Opt. Call	N/R	185,344
200	5.000%, 12/01/19	No Opt. Call	N/R	213,064
430	5.000%, 12/01/20	No Opt. Call	N/R	456,467
850	5.000%, 12/01/24	12/22 at 100.00	N/R	891,285

215	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	AA	221,525

1,052	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	1,113,111

5,315	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.250%, 12/01/24	No Opt. Call	N/R	5,620,613

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,373,517

405	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB	407,778

4,660	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/27	12/17 at 100.00	N/R	4,724,494

1,400	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	10/15 at 100.00	N/R	1,402,408

2,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2005, 5.250%, 12/01/20	12/15 at 101.00	BBB	2,546,150

Nuveen Investments	255

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	$1,577,970

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	104,112

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,670	5.250%, 12/15/21	12/16 at 100.00	N/R	4,795,436
1,250	5.400%, 12/15/31	12/16 at 100.00	N/R	1,277,600

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,135	6.125%, 11/15/23	No Opt. Call	A	2,600,302
405	6.250%, 11/15/28	No Opt. Call	A	507,753

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	197,982

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	239,342
800	6.000%, 1/15/26	7/20 at 100.00	Baa3	907,608

940	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	865,994

250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/16 – RAAI Insured	No Opt. Call	AA	256,048

1,000	Tablerock Metropolitan District, Jefferson County, Colorado, Limited Tax, General Obligation Improvement Bonds, Refunding Series 2007, 4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,027,280

540	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	544,239

85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	12/15 at 100.00	N/R	83,522
63,492	Total Colorado			67,336,066

	Connecticut – 0.8%

7,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B2	7,578,600

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	10/15 at 100.00	AA	75,171

1,685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/22	No Opt. Call	A	1,910,386

1,850	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/15 at 100.00	Ba1	1,853,497

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 1.270%, 6/15/24 (UB)	No Opt. Call	AA	10,010,900

300	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/16 at 100.00	A–	302,850

1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	10/15 at 100.00	B–	999,910
22,410	Total Connecticut			22,731,314

256	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.1%

$2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25	3/25 at 100.00	N/R	$2,024,843

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	909,464
2,870	Total Delaware			2,934,307

	District of Columbia – 0.4%

8,555	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.250%, 10/01/32	No Opt. Call	BBB	9,086,266

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB+	831,227

1,850	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,852,757
11,130	Total District of Columbia			11,770,250

	Florida – 12.0%

500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	493,415

950	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	No Opt. Call	N/R	950,105

1,510	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,637,897

990	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	986,129

625	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	627,781

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,203,393
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,109,813

860	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	1,008,892

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,005	3.375%, 5/01/21	No Opt. Call	A3	1,034,426
1,040	3.600%, 5/01/22	No Opt. Call	A3	1,075,069
1,080	3.750%, 5/01/23	No Opt. Call	A3	1,121,332
1,125	3.875%, 5/01/24	No Opt. Call	A3	1,169,741
1,165	4.000%, 5/01/25	5/24 at 100.00	A3	1,204,890
1,220	4.125%, 5/01/26	5/24 at 100.00	A3	1,260,724
1,070	4.250%, 5/01/27	5/24 at 100.00	A3	1,107,996

2,290	Brandy Creek Community Development District, St. Johns County, Florida, Special Assessment Bonds, Series 2006A, 5.600%, 5/01/37	10/15 at 100.00	N/R	2,293,321

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	468,661

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,937,460

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/16 at 100.00	B2	2,325,323

Nuveen Investments	257

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
$970	5.000%, 4/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	$1,086,972
1,545	5.000%, 4/01/27 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,715,769

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F:
120	5.500%, 10/01/17 – NPFG Insured	10/15 at 100.00	AA–	120,038
200	5.125%, 10/01/21 – NPFG Insured	10/15 at 100.00	AA–	199,636

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24	1/21 at 103.00	N/R	732,361

7,395	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	8,102,258

	Capital Trust Agency, Florida, Senior Housing Revenue Bonds, Faulk Senior Residences Project, Series 2014:
1,000	6.000%, 12/01/24	12/22 at 102.00	N/R	906,020
1,030	6.500%, 12/01/34	12/22 at 102.00	N/R	935,930

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,350	4.750%, 5/01/24	No Opt. Call	N/R	1,352,187
1,500	5.000%, 5/01/34	5/24 at 100.00	N/R	1,503,450

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	67,998
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA	99,046

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	AA–	437,580

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
130	5.000%, 6/01/16	No Opt. Call	A+	134,928
285	4.250%, 6/01/17	No Opt. Call	A+	302,148
265	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	279,991

230	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	AA–	268,070

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,780	4.500%, 6/01/23	No Opt. Call	BBB–	4,996,869
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	529,450
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,076,690

3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24	No Opt. Call	N/R	3,501,240

12,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20	10/15 at 100.00	N/R	12,017,640

2,465	Concord Station Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/35	10/15 at 100.00	N/R	2,465,296

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,132,045

258	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
$2,200	3.750%, 5/01/20	No Opt. Call	N/R	$2,190,870
2,750	4.250%, 5/01/25	5/22 at 100.00	N/R	2,726,185

2,085	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	2,095,300

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	367,884

1,270	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,421,333

465	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	467,548

1,495	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	1,528,025

1,550	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,523,650

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,238,800

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,694,890

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24	No Opt. Call	N/R	164,990
2,500	5.625%, 6/15/29	6/24 at 100.00	N/R	2,504,150

1,315	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,470,328

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,300,214

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,774,553

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	52,229

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,750	5.000%, 10/01/24	No Opt. Call	BBB+	2,010,085
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,434,838
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,265,220

500	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	AA–	504,395

1,325	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,426,349

765	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	754,328

835	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	897,391

490	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	487,638

Nuveen Investments	259

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$845	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	$834,395

955	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	943,015

1,595	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,583,022

2,010	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,977,076

2,415	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	2,450,018

6,500	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	6,593,275

1,250	Harrison Ranch Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/38	5/17 at 100.00	A–	1,291,913

470	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	465,690

10,000	Industrial Development Board of the City of Selma, Florida, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	9,973,000

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	389,929
390	3.000%, 5/01/20	No Opt. Call	A–	400,327
405	3.250%, 5/01/21	No Opt. Call	A–	416,142

135	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	139,849

4,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	4,251,360

335	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	339,415

2,485	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,584,152

170	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	176,378

4,805	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	5,049,623

300	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.000%, 11/01/24	11/22 at 100.00	N/R	304,869

1,000	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	1,008,540

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
1,000	4.250%, 5/01/25	No Opt. Call	N/R	998,110
735	4.875%, 5/01/35	No Opt. Call	N/R	733,192

260	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
$7,155	5.250%, 6/15/27	6/17 at 100.00	BB	$7,282,073
3,500	5.375%, 6/15/37	6/17 at 100.00	BB	3,556,105

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007:
2,000	5.000%, 11/15/16	No Opt. Call	BBB–	2,096,680
3,500	5.000%, 11/15/22	5/17 at 100.00	BBB–	3,689,700
2,110	5.000%, 11/15/29	5/17 at 100.00	BBB–	2,199,000

1,050	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25 (WI/DD, Settling 8/03/15)	No Opt. Call	N/R	1,077,710

	Manatee County School Board, Florida, Certificates of Participation, Series 2011A:
790	4.500%, 7/01/18	No Opt. Call	BBB+	838,285
1,225	5.000%, 7/01/20	No Opt. Call	BBB+	1,350,636

17,060	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	17,318,459

1,735	Martin County School Board, Florida, Certificates of Participation, Refunding Series 2014A, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	1,988,622

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	BBB+	305,517
305	4.200%, 5/01/20	No Opt. Call	BBB+	319,902
1,320	5.100%, 5/01/31	5/22 at 100.00	BBB+	1,409,483

450	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014, 5.000%, 11/15/23	No Opt. Call	Baa1	514,755

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	393,099

500	Miami, Florida, Limited Ad Valorem Tax Refunding Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2007A, 5.000%, 1/01/22 – NPFG Insured	1/17 at 100.00	AA–	524,000

1,770	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/26	7/24 at 100.00	A	2,060,192

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB–	834,863

6,715	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B, 4.250%, 5/01/24	5/23 at 100.00	N/R	7,117,967

10,455	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 4.250%, 5/01/24	5/23 at 100.00	N/R	11,082,405

605	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	645,959

	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015:
1,000	3.500%, 5/01/20	No Opt. Call	N/R	986,800
3,730	5.000%, 5/01/28	5/25 at 100.00	N/R	3,840,222

Nuveen Investments	261

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,225	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	$1,245,776

625	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron Bay North Assessment Area, Series 2006A, 5.200%, 5/01/27	5/16 at 100.00	N/R	627,050

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
1,270	3.750%, 8/01/19	No Opt. Call	N/R	1,268,755
2,500	4.500%, 8/01/24	No Opt. Call	N/R	2,493,225

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
500	3.500%, 11/01/20	No Opt. Call	N/R	495,585
375	4.250%, 11/01/25	No Opt. Call	N/R	369,769

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	521,060

820	Orange County Health Facilities Authority, Florida, Revenue Bonds, Orlando Lutheran Towers, Refunding Series 2005, 5.375%, 7/01/20	10/15 at 100.00	N/R	821,894

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	932,438

1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/19	No Opt. Call	AA	1,072,260

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014:
1,000	5.000%, 12/01/22	No Opt. Call	BBB+	1,146,610
1,170	5.000%, 12/01/23	No Opt. Call	BBB+	1,347,173
2,335	5.000%, 12/01/24	No Opt. Call	BBB+	2,698,536

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	843,503

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C:
2,015	5.000%, 5/15/26	5/25 at 100.00	A	2,293,231
740	5.000%, 5/15/27	5/25 at 100.00	A	832,789

1,650	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Entrance Fee Series 2014C, 6.000%, 6/01/21	No Opt. Call	N/R	1,788,831

3,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project, Series 2007, 5.750%, 11/15/26 (Pre-refunded 11/15/17)	11/17 at 100.00	A (4)	3,671,118

570	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	11/15 at 100.00	BB	570,986

1,350	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-2, 7.400%, 11/01/19	No Opt. Call	N/R	1,405,634

	Parklands Lee Community Development District, Florida, Special Assessment Bonds, Series 2013A-1:
145	3.125%, 5/01/20	No Opt. Call	A–	144,943
145	3.250%, 5/01/21	No Opt. Call	A–	144,095
155	3.375%, 5/01/22	No Opt. Call	A–	153,935

495	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	515,072

262	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,390	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	$1,429,156

1,770	Pinellas County Educational Facilities Authority, Florida, Revenue Bonds, Eckerd College Project, Series 2006, 5.250%, 10/01/29 – ACA Insured	10/16 at 100.00	N/R	1,815,666

620	Pompano Beach, Florida, Revenue Bonds, John Knox Village Project, Series 2015, 5.000%, 9/01/23	No Opt. Call	A–	712,479

	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
1,305	5.000%, 7/01/27 – NPFG Insured	7/17 at 100.00	AA–	1,398,503
425	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	452,209

880	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	861,054

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
3,000	4.000%, 5/01/20	No Opt. Call	N/R	3,012,060
3,820	5.000%, 5/01/25	No Opt. Call	N/R	3,993,925

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
550	3.500%, 5/01/19	No Opt. Call	N/R	548,697
995	4.250%, 5/01/25	No Opt. Call	N/R	988,722

330	Sabal Palm Community Development District, Florida, Specoal Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	344,771

7,505	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007, 5.625%, 7/01/27	7/17 at 100.00	N/R	7,663,581

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
1,440	5.750%, 10/01/22	10/17 at 100.00	BBB–	1,537,042
8,035	5.500%, 10/01/24	10/17 at 100.00	BBB–	8,520,796
7,100	5.250%, 10/01/27	10/17 at 100.00	BBB–	7,472,111

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
1,510	3.625%, 11/01/20	No Opt. Call	N/R	1,505,093
2,000	4.500%, 11/01/25	No Opt. Call	N/R	1,979,640

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015:
440	3.625%, 5/01/20	No Opt. Call	N/R	435,054
535	4.375%, 5/01/25	5/24 at 101.00	N/R	525,627

2,260	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.350%, 5/01/36	10/15 at 100.00	N/R	2,260,249

	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1:
1,275	5.000%, 3/01/19	No Opt. Call	BBB+	1,404,859
1,325	5.000%, 3/01/20	No Opt. Call	BBB+	1,482,331
2,000	5.000%, 3/01/21	No Opt. Call	BBB+	2,249,060
1,000	5.000%, 3/01/22	No Opt. Call	BBB+	1,125,970
1,000	5.000%, 3/01/23	No Opt. Call	BBB+	1,130,750
1,925	5.000%, 3/01/24	No Opt. Call	BBB+	2,176,809
9,370	5.000%, 3/01/30	3/24 at 100.00	BBB+	10,175,914

Nuveen Investments	263

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$900	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	$908,478

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
780	3.500%, 5/01/18	No Opt. Call	N/R	792,082
1,185	4.000%, 5/01/25	5/23 at 100.00	N/R	1,223,785

1,020	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,126,376

2,525	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	2,546,892

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A3	570,295

1,910	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 5.000%, 7/01/28	7/24 at 100.00	A3	2,130,872

790	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	814,727

1,500	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,497,240

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
440	3.625%, 11/01/20	No Opt. Call	N/R	438,403
530	4.375%, 11/01/25	No Opt. Call	N/R	526,253

400	Tuscany Reserve Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.550%, 5/01/36	10/15 at 101.00	N/R	402,132

650	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	740,864

1,650	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	No Opt. Call	N/R	1,796,966

	Village Community Development District 11, Florida, Special Assessment Bonds, Series 2014:
1,560	3.250%, 5/01/19	No Opt. Call	N/R	1,561,045
3,000	3.875%, 5/01/24	5/23 at 100.00	N/R	3,022,230

	Village Community Development District 7, Sumter County, Florida, Special Assessment Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 5/01/23	No Opt. Call	A	1,077,750
850	4.000%, 5/01/24	No Opt. Call	A	911,149
700	4.000%, 5/01/25	No Opt. Call	A	745,997
2,480	4.000%, 5/01/26	5/25 at 100.00	A	2,613,201

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B:
650	5.000%, 10/15/24	No Opt. Call	A–	765,252
400	5.000%, 10/15/25	4/25 at 100.00	A–	468,716

2,005	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	2,014,283

70	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	AA–	70,637

264	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$525	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	$527,216

685	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	686,582
338,230	Total Florida			353,202,716

	Georgia – 0.8%

1,750	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	10/15 at 100.00	A–	1,756,318

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
940	5.000%, 7/15/21	No Opt. Call	Baa2	1,058,393
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,103,663
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,165,622
750	5.000%, 7/15/24	No Opt. Call	Baa2	837,398
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,090,300
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,083,440
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,070,740

1,200	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,298,928

4,970	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.102%, 11/15/28	No Opt. Call	AA+	4,760,713

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	569,139

	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A:
760	5.000%, 7/01/17	No Opt. Call	N/R	781,500
2,500	5.000%, 7/01/27	7/17 at 100.00	N/R	2,533,625

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	495,566
958	5.500%, 7/15/30	7/21 at 100.00	N/R	970,044
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,064,940

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A	369,336
830	5.000%, 3/15/22	No Opt. Call	A	931,650

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	141,521

925	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/33	4/24 at 100.00	Baa2	1,012,699
23,165	Total Georgia			24,095,535

	Guam – 1.9%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
750	4.125%, 11/01/15	No Opt. Call	A–	756,878
500	5.000%, 11/01/16	No Opt. Call	A–	525,775
500	5.000%, 11/01/17	No Opt. Call	A–	541,220
1,000	6.000%, 11/01/26	No Opt. Call	A–	1,172,090

2,200	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Series 2006B, 4.500%, 10/01/26 – ACA Insured	10/16 at 100.00	N/R	2,173,270

Nuveen Investments	265

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
$1,080	6.000%, 12/01/20	No Opt. Call	B+	$1,168,949
2,000	6.625%, 12/01/30	12/20 at 100.00	B+	2,180,980
375	6.875%, 12/01/40	12/20 at 100.00	B+	411,829

1,445	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	1,581,596

	Guam Government, General Obligation Bonds, 2009 Series A:
5,525	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	BB– (4)	6,542,539
3,525	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	BB– (4)	4,144,307

	Guam Government, General Obligation Bonds, Series 2007A:
3,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	3,083,340
2,275	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,329,304

	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A:
175	5.000%, 12/01/15	No Opt. Call	BBB+	177,371
2,010	5.375%, 12/01/24	12/19 at 100.00	BBB+	2,225,573

675	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.000%, 10/01/18	No Opt. Call	BBB	751,113

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax) (5)	No Opt. Call	AA	3,652,740

9,025	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/30	10/20 at 100.00	BBB	10,106,195

1,500	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,771,290

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/23	No Opt. Call	BBB	1,146,210
1,000	5.000%, 10/01/25	10/24 at 100.00	BBB	1,143,910

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	A–	457,585
385	5.000%, 7/01/21	No Opt. Call	A–	435,712
400	5.000%, 7/01/22	No Opt. Call	A–	454,852
1,750	5.000%, 7/01/23	No Opt. Call	A–	2,002,963
2,200	5.000%, 7/01/24	No Opt. Call	A–	2,528,064
2,250	5.000%, 7/01/25	7/24 at 100.00	A–	2,562,953

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	A–	400,190
1,000	5.000%, 7/01/28	7/23 at 100.00	A–	1,109,850
51,555	Total Guam			57,538,648

	Hawaii – 1.1%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB+	1,410,481
1,555	5.750%, 7/01/23	No Opt. Call	BB+	1,701,605
1,575	6.250%, 7/01/27	7/23 at 100.00	BB+	1,734,768

20,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	20,738,694

270	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BB+	268,107

266	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$4,510	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	10/15 at 100.00	BB–	$4,514,600

1,500	Kuakini Health System, Hawaii, Special Purpose Revenue Bonds, Series 2002A, 6.375%, 7/01/32	10/15 at 100.00	BB	1,503,045
31,120	Total Hawaii			31,871,300

	Idaho – 0.2%

1,000	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	AA–	1,065,420

1,320	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB+	1,384,112

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
25	5.250%, 9/01/26	9/16 at 100.00	BB+	25,337
1,500	5.250%, 9/01/30	9/16 at 100.00	BB+	1,515,975

1,290	Nez Pierce County, Idaho, Pollution Control Revenue Bonds, Potlach Corporation Project, Refunding Series 1996, 6.000%, 10/01/24	10/15 at 100.00	BB+	1,291,238
5,135	Total Idaho			5,282,082

	Illinois – 6.1%

3,575	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	11/17 at 100.00	N/R	3,598,953

7,500	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	7,470,825

1,235	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,364,379

4,280	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 3.840%, 6/15/23	12/16 at 100.00	N/R	4,279,401

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
1,500	5.000%, 12/01/16	No Opt. Call	BB+	1,518,390
1,620	5.000%, 12/01/17	No Opt. Call	BB+	1,636,929
3,390	5.000%, 12/01/18	No Opt. Call	BB+	3,394,204

1,490	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2009F, 5.000%, 12/01/16	No Opt. Call	BB+	1,508,267

630	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	10/15 at 100.00	AA–	632,369

5,860	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2005B, 5.000%, 12/01/21 – AMBAC Insured	No Opt. Call	BB+	5,878,635

1,200	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33	No Opt. Call	N/R	1,200,516

372	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/17 at 100.00	Ba3	389,787

470	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured	10/15 at 100.00	BBB+	455,449

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.000%, 1/01/25	No Opt. Call	BBB+	2,560,435
6,630	5.000%, 1/01/26	1/25 at 100.00	BBB+	6,456,559

Nuveen Investments	267

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	BBB+	$5,938,620

1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.000%, 1/01/22	No Opt. Call	BBB+	1,015,860

1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/26	No Opt. Call	BBB+	973,840

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
2,500	5.000%, 1/01/26	1/25 at 100.00	BBB+	2,434,600
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB+	4,915,600

4,900	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	4,973,255

924	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	10/15 at 100.00	N/R	927,927

2,750	Chicago, Illinois, Tax Increment Allocation Bonds, Chicago Pilsen Redevelopment Project, Series 2014, 5.000%, 6/01/22	No Opt. Call	A	3,061,988

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,592,839

300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA	307,242

1,665	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	1,794,903

1,235	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,264,788

765	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31 (Pre-refunded 5/15/17)	5/17 at 100.00	N/R (4)	834,577

225	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	240,941

120	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	146,044

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
1,095	5.000%, 12/01/16	No Opt. Call	BBB	1,152,203
350	5.000%, 12/01/21	12/16 at 100.00	BBB	361,102
70	5.000%, 12/01/26	12/16 at 100.00	BBB	70,919

2,415	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	2,698,859

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	1,013,509
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,191,586
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,049,050

315	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	10/15 at 100.00	N/R	315,888

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BBB	400,327
800	5.000%, 9/01/23	No Opt. Call	BBB	893,072
1,495	5.000%, 9/01/25	9/24 at 100.00	BBB	1,653,246

268	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)
$1,000	5.000%, 9/01/26	9/24 at 100.00	BBB	$1,086,740
1,400	5.000%, 9/01/27	9/24 at 100.00	BBB	1,511,790
800	5.000%, 9/01/29	9/24 at 100.00	BBB	855,056

95	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 4.900%, 11/15/17	10/15 at 100.00	N/R	95,543

2,000	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.375%, 2/15/25	10/15 at 100.00	BB–	2,000,740

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	4/16 at 100.00	Baa3	101,107
5,765	5.000%, 4/01/22	4/16 at 100.00	Baa3	5,800,339
1,000	5.000%, 4/01/26	4/16 at 100.00	Baa3	1,002,790

435	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	464,041

2,900	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	2,940,136

1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	1,176,850

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22	5/20 at 100.00	BBB+	228,589

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
1,000	5.000%, 7/01/20	No Opt. Call	A–	1,115,220
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,118,610
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,120,540

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA	25,482

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	187,252
375	5.000%, 8/15/25	No Opt. Call	Baa1	426,060
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,114,180

3,635	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	4,071,891

110	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	130,154

510	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	540,763

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	1,026,600

1,135	Illinois Medical District Office Building, Illinois, Certificates of Participation, Series 2002, 5.000%, 6/01/22 – NPFG Insured	10/15 at 100.00	AA–	1,136,283

	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014:
3,380	5.000%, 6/15/22	No Opt. Call	A	3,746,967
3,200	5.000%, 6/15/23	No Opt. Call	A	3,563,680
4,005	5.000%, 6/15/24	No Opt. Call	A	4,458,166
5,000	5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	5,490,850

5,000	Illinois State, General Obligation Bonds, Refunding Series 2008, 5.000%, 4/01/26	4/17 at 100.00	A–	5,199,550

Nuveen Investments	269

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$120	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	$128,744

	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	1,106,520
5,000	5.000%, 8/01/24	8/22 at 100.00	A–	5,311,250

5,000	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	5,478,300

380	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/18	No Opt. Call	A–	395,713

2,087	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,315,005

13,010	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	12,425,070

3,000	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	3,162,990

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
500	5.000%, 10/01/23	No Opt. Call	BBB+	568,830
500	5.000%, 10/01/24	No Opt. Call	BBB+	570,455

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
1,375	5.250%, 11/01/17	No Opt. Call	BB+	1,460,745
1,510	5.750%, 11/01/19	No Opt. Call	BB+	1,692,710

2,710	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	No Opt. Call	N/R	2,710,976

2,655	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,621,972

1,755	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,740,644

815	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	808,333

1,055	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,053,850
173,593	Total Illinois			179,855,959

	Indiana – 1.1%

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,505	6.000%, 11/15/22	No Opt. Call	N/R	1,660,166
1,550	7.000%, 11/15/27	No Opt. Call	N/R	1,744,308

250	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (4)	261,658

1,380	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC Project, Refunding Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,466,540

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23	No Opt. Call	BB–	1,062,710

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
330	6.000%, 10/01/21	10/19 at 100.00	B–	321,225
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,441,965

270	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$7,855	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	$8,444,753

1,550	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	1,722,236

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	BBB+	1,302,555

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	BBB+	283,785
325	5.000%, 10/01/23	No Opt. Call	BBB+	370,685
550	5.000%, 10/01/24	10/23 at 100.00	BBB+	621,264
1,400	5.000%, 10/01/29	10/23 at 100.00	BBB+	1,504,216

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Methodist Hopsitals, Inc., Refunding Series 2014A, 5.000%, 9/15/26	9/24 at 100.00	BBB	1,137,030

1,175	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/29	No Opt. Call	A+	1,306,577

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	531,360

	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project, Series 2014:
1,405	5.250%, 9/01/26 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,605,325
1,250	5.250%, 9/01/27 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,415,700

730	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury Hous Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	10/15 at 100.00	Baa1	733,687

2,600	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,979,366
29,330	Total Indiana			31,917,111

	Iowa – 2.8%

1,000	Coralville, Iowa, Urban Renewal Revenue Bonds, Refunding Series 2007C, 5.000%, 6/01/18	6/17 at 100.00	Ba1	1,003,230

1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Mercy Medical Center Project, Series 2012, 5.000%, 8/15/26	No Opt. Call	A	1,122,360

4,800	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	4,900,128

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
34,060	5.000%, 12/01/19	No Opt. Call	BB–	36,053,872
14,430	5.500%, 12/01/22	12/18 at 100.00	BB–	15,288,729
18,865	5.250%, 12/01/25	12/23 at 100.00	BB–	20,567,189

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010:
550	5.000%, 9/01/15	No Opt. Call	BB	551,282
745	5.000%, 9/01/16	No Opt. Call	BB	765,175
730	5.000%, 9/01/17	No Opt. Call	BB	761,514

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BB	125,930
60	4.000%, 9/01/17	No Opt. Call	BB	61,630
76,365	Total Iowa			81,201,039

Nuveen Investments	271

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.7%

	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B:
$1,200	5.000%, 6/01/22 – NPFG Insured	No Opt. Call	AA–	$1,333,800
1,400	5.000%, 6/01/25 – NPFG Insured	No Opt. Call	AA–	1,549,142
1,600	5.000%, 6/01/27 – NPFG Insured	6/25 at 100.00	AA–	1,733,136

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	A3	103,104
310	4.000%, 12/01/20	No Opt. Call	A3	333,005

750	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2015C, 4.850%, 5/01/16	No Opt. Call	N/R	754,980

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	5/17 at 100.00	N/R	3,388,650
500	5.375%, 5/15/27	5/17 at 100.00	N/R	509,860

3,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007A, 5.000%, 5/15/24	5/17 at 100.00	N/R	3,043,860

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
40	5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	40,423
7,675	5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	7,687,127

25	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.200%, 4/01/20	No Opt. Call	BBB	27,649

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	510,855

1,000	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, TEMPS 50 Series 2014IV-B-2, 3.375%, 11/15/20	10/15 at 100.00	N/R	1,000,170

145	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	166,012
21,550	Total Kansas			22,181,773

	Kentucky – 0.1%

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,017,962

2,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A	2,255,780
4,015	Total Kentucky			4,273,742

	Louisiana – 0.9%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	10/15 at 100.00	B3	1,255,075

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
1,175	6.250%, 7/01/31	7/21 at 100.00	BB	1,348,324
460	6.375%, 7/01/41	7/21 at 100.00	BB	523,917

500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 – AGM Insured	1/19 at 100.00	AA	557,580

272	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$3,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	$4,374,201

150	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – CIFG Insured	7/16 at 100.00	N/R	152,022

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	457,183

135	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	152,165

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
400	5.000%, 5/15/23 (WI/DD, Settling 8/20/15)	No Opt. Call	Baa1	460,332
300	5.000%, 5/15/24 (WI/DD, Settling 8/20/15)	No Opt. Call	Baa1	345,423
415	5.000%, 5/15/25 (WI/DD, Settling 8/20/15)	No Opt. Call	Baa1	476,179
400	5.000%, 5/15/26 (WI/DD, Settling 8/20/15)	5/25 at 100.00	Baa1	452,376
475	5.000%, 5/15/27 (WI/DD, Settling 8/20/15)	5/25 at 100.00	Baa1	534,560

1,740	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 6.625%, 12/15/23	No Opt. Call	N/R	1,884,942

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at Alexandria Student Housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	AA–	206,276

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	4,008,600

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
450	5.000%, 6/01/22	No Opt. Call	A	520,920
500	5.000%, 6/01/24	No Opt. Call	A	583,940
500	5.000%, 6/01/25	6/24 at 100.00	A	573,840
500	5.000%, 6/01/26	6/24 at 100.00	A	568,380

	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014:
2,260	5.000%, 12/01/25	12/24 at 100.00	BBB+	2,632,968
835	5.000%, 12/01/26	12/24 at 100.00	BBB+	961,653
1,050	5.000%, 12/01/28	12/24 at 100.00	BBB+	1,187,456

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,327,175
23,255	Total Louisiana			25,545,487

	Maine – 0.5%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,661,732

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	BBB	453,908
1,540	5.000%, 7/01/25	7/23 at 100.00	BBB	1,715,391
1,000	5.000%, 7/01/26	7/23 at 100.00	BBB	1,101,110
500	5.000%, 7/01/27	7/23 at 100.00	BBB	544,785

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
165	5.000%, 7/01/19	No Opt. Call	BBB–	179,108
100	5.250%, 7/01/21	No Opt. Call	BBB–	110,344
545	6.000%, 7/01/26	No Opt. Call	BBB–	611,348

Nuveen Investments	273

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

$8,550	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/15 at 100.00	B3	$8,584,713
15,265	Total Maine			15,962,439

	Maryland – 0.7%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	708,988

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/21 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	386,231
100	5.250%, 9/01/23 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	102,475
525	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	533,747

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	427,796
260	5.000%, 6/15/24	No Opt. Call	BBB+	297,401
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	311,806
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	433,283
275	5.000%, 6/15/27	6/24 at 100.00	BBB+	307,291

2,115	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/27	4/17 at 100.00	N/R	2,119,843

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
2,360	5.000%, 12/01/16 (6)	No Opt. Call	N/R	1,321,600
5,000	5.000%, 12/01/31 (6)	12/16 at 100.00	N/R	2,800,000

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore Project, Refunding Series 2015:
790	4.000%, 7/01/22	No Opt. Call	BBB–	835,417
600	4.000%, 7/01/24	No Opt. Call	BBB–	626,220

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	856,133
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,712,355
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,289,180
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,122,530

2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB	2,928,075
21,885	Total Maryland			20,120,371

	Massachusetts – 2.4%

860	Massachusetts Development Finance Agency, Massachusetts, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A–	984,347

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	758,145

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,089,268
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,126,310
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,185,808

274	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014:
$1,400	5.000%, 7/01/21	No Opt. Call	BBB–	$1,553,314
1,000	5.000%, 7/01/24	No Opt. Call	BBB–	1,110,230

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
100	5.000%, 7/15/19	No Opt. Call	BBB–	109,318
300	5.000%, 7/15/21	No Opt. Call	BBB–	329,145
335	5.000%, 7/15/22	No Opt. Call	BBB–	364,400
325	5.000%, 7/15/23	No Opt. Call	BBB–	353,574
315	5.000%, 7/15/24	7/23 at 100.00	BBB–	338,990

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
3,015	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	3,178,775
6,655	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	7,276,244

1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA	1,121,230

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	AA	140,809

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	AA	5,090,958

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	225,304

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	10/15 at 100.00	AA	501,150

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D:
600	5.250%, 10/01/23 (Pre-refunded 10/02/15)	10/15 at 100.00	B+ (4)	600,804
50	5.375%, 10/01/28 (Pre-refunded 10/02/15)	10/15 at 100.00	B+ (4)	50,059

2,485	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	10/15 at 100.00	BBB+	2,491,809

715	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	753,617

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	612,208
1,295	5.000%, 1/01/21 – AMBAC Insured	10/15 at 100.00	N/R	1,299,688
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	210,760
13,635	5.000%, 1/01/27– AMBAC Insured (Alternative Minimum Tax)	1/16 at 100.00	N/R	13,676,996

27,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 0.258%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	23,220,000
71,215	Total Massachusetts			69,753,260

	Michigan – 3.3%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A:
490	4.750%, 7/01/18 – NPFG Insured	10/15 at 100.00	AA–	490,201
1,100	4.750%, 7/01/25 – NPFG Insured	1/16 at 100.00	AA–	1,098,669

Nuveen Investments	275

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$39	Detroit, Michigan, General Obligation Bonds, Series 1999A, 5.000%, 4/01/17 – AGM Insured	10/15 at 100.00	AA	$38,831

	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
155	5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	A3	155,101
775	5.000%, 4/01/19	10/15 at 100.00	A3	775,008
775	5.000%, 4/01/20	10/15 at 100.00	A3	774,946

78	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – SYNCORA GTY Insured	10/15 at 100.00	N/R	77,625

240	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	10/15 at 100.00	AA–	240,785

350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	392,291

1,000	Genesee County Industrial Development Agency, Michigan, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	10/15 at 100.00	N/R	1,000,630

211	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-1A, 5.000%, 4/01/17 – AGM Insured	10/15 at 100.00	AA	211,689

	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-2A:
845	5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	AA–	845,549
4,225	5.000%, 4/01/19	10/15 at 100.00	AA–	4,225,042
4,225	5.000%, 4/01/20	10/15 at 100.00	AA–	4,224,704

423	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/17 – SYNCORA GTY Insured	10/15 at 100.00	A–	423,514

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,729,650
5,000	5.000%, 7/01/23 – AGM Insured (5)	No Opt. Call	AA	5,751,350
5,000	5.000%, 7/01/24 – AGM Insured (5)	No Opt. Call	AA	5,783,550

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	2,256,180
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,359,420
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	3,284,406

425	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	434,758

1,565	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B–	1,471,710

195	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	200,140

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	482,250

985	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	945,994

44,030	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	44,739,323

276	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,540	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton Renewables, LLC ? Sauk Trail Hills Project, Series 2014, 5.750%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	$1,570,461

1,800	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detriot, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,932,192

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	785,423

2,715	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/22	No Opt. Call	BBB	2,932,444

105	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005, 5.000%, 11/01/15	No Opt. Call	BB	105,299

2,035	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	10/15 at 100.00	AA–	2,040,474
92,671	Total Michigan			96,779,609

	Minnesota – 1.2%

330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	379,748

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BBB–	1,475,027

1,330	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series 1996, 5.900%, 10/01/26	10/15 at 100.00	BB+	1,331,264

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BBB–	284,739
300	4.000%, 7/01/20	No Opt. Call	BBB–	317,340
500	4.000%, 7/01/23	No Opt. Call	BBB–	516,315
420	4.000%, 7/01/24	No Opt. Call	BBB–	430,555
500	5.000%, 7/01/29	7/24 at 100.00	BBB–	538,855

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	10/15 at 100.00	N/R	2,466,913

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,887,445

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	577,467

1,355	Minneapolis, Minnesota, Muli-Family Housing Revenue Bonds, Cameron Building Limited Partnership, Series 2015B, 3.000%, 1/01/18	7/16 at 100.00	N/R	1,355,949

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	514,580
335	4.000%, 3/01/24	3/23 at 100.00	N/R	336,018
325	4.000%, 3/01/27	3/23 at 100.00	N/R	321,721

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	609,654

Nuveen Investments	277

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	$2,294,049

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,246,469

3,940	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Marys School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	4,073,921

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/22 at 100.00	BB+	1,033,660

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BBB–	1,202,900
700	4.500%, 12/01/29	12/24 at 100.00	BBB–	699,958

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2005:
1,010	6.000%, 11/15/25 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	1,026,705
500	6.000%, 11/15/35 (Pre-refunded 11/15/15)	11/15 at 100.00	BBB– (4)	508,270

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015:
4,260	5.000%, 11/15/24	No Opt. Call	BBB–	4,743,169
4,825	5.000%, 11/15/26	11/20 at 100.00	BBB–	5,143,836

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
240	4.000%, 12/01/22	No Opt. Call	N/R	243,653
200	4.000%, 12/01/23	No Opt. Call	N/R	200,696
400	4.000%, 12/01/24	No Opt. Call	N/R	400,600
34,805	Total Minnesota			36,161,476

	Mississippi – 0.3%

2,260	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	2,826,446

100	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	12/16 at 100.00	BB+	100,626

1,695	Mississippi Development Bank, Special Obligation Bonds, Gulfport School District General Obligation Project, Series 2014, 5.000%, 4/01/27 – BAM Insured	4/24 at 100.00	AA	1,946,046

3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	A–	3,428,130
7,055	Total Mississippi			8,301,248

	Missouri – 0.5%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
315	5.000%, 6/01/17	No Opt. Call	B	314,105
390	5.000%, 6/01/19	6/17 at 100.00	B	389,165
1,530	5.000%, 6/01/27	6/17 at 100.00	B	1,447,426

	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015:
1,650	5.000%, 2/15/24	No Opt. Call	BBB+	1,884,284
1,800	5.000%, 2/15/26	2/24 at 100.00	BBB+	2,018,250

278	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,400	Kansas City Industrial Development Authority, Missouri, Health Care Facilities First Mortgage Revenue Bonds, The Bishop Spenser Place, Incorporated, Series 2004A, 6.500%, 1/01/35	10/15 at 100.00	N/R	$1,402,058

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,142,123
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,183,557

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	505,660

380	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	10/15 at 100.00	N/R	380,030

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	673,055
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,187,868

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/18 at 100.00	N/R	1,150,840

665	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	AA–	700,265

440	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	10/15 at 100.00	N/R	440,484
14,290	Total Missouri			14,819,170

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
160	5.250%, 12/01/18	No Opt. Call	A	178,493
150	5.250%, 12/01/19	No Opt. Call	A	169,469
790	5.250%, 12/01/21	No Opt. Call	A	912,490

1,000	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	1,130,000
2,100	Total Nebraska			2,390,452

	Nevada – 1.2%

2,000	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	No Opt. Call	BBB+	2,182,120

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
865	5.000%, 8/01/21	No Opt. Call	BBB–	929,927
1,665	4.000%, 8/01/22	No Opt. Call	BBB–	1,692,373
2,340	4.000%, 8/01/23	No Opt. Call	BBB–	2,347,511

	Clark County, Nevada, Special Improvment District No. 151 (Summerlin-Mesa), Local Improvement Refunding Bonds, Series 2015:
1,250	4.000%, 8/01/20	No Opt. Call	N/R	1,331,250
1,170	4.500%, 8/01/23	No Opt. Call	N/R	1,249,841
740	4.500%, 8/01/24	No Opt. Call	N/R	785,140

1,900	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25	No Opt. Call	BB	1,876,098

Nuveen Investments	279

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013:
$1,645	4.000%, 8/01/16	No Opt. Call	N/R	$1,681,206
1,710	4.000%, 8/01/17	No Opt. Call	N/R	1,776,040
1,770	4.000%, 8/01/18	No Opt. Call	N/R	1,855,774

85	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	85,775

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006:
1,000	5.125%, 9/01/19	9/15 at 100.00	N/R	981,380
1,000	5.150%, 9/01/20	9/15 at 100.00	N/R	954,830
100	5.150%, 9/01/21	3/16 at 100.00	N/R	91,566

300	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 6.500%, 6/15/17	No Opt. Call	BBB	318,738

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
900	4.000%, 6/01/18	No Opt. Call	N/R	940,995
615	4.000%, 6/01/19	No Opt. Call	N/R	646,273
500	4.000%, 6/01/21	No Opt. Call	N/R	514,200
650	5.000%, 6/01/23	No Opt. Call	N/R	692,250
600	5.000%, 6/01/24	No Opt. Call	N/R	633,882
500	5.000%, 6/01/25	6/24 at 100.00	N/R	520,375

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
540	4.000%, 6/01/18	No Opt. Call	N/R	553,678
685	4.000%, 6/01/19	No Opt. Call	N/R	703,427
495	4.000%, 6/01/20	No Opt. Call	N/R	507,113

2,520	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	AA–	2,537,892

535	North Las Vegas, Nevada, General Obligation Bonds, Water and Sewer Series 2005B, 4.000%, 8/01/16 – AMBAC Insured	10/15 at 100.00	Ba2	535,257

6,185	North Las Vegas, Nevada, Local Improvement Bonds, Aliante Special Improvement District 60, Refunding Series 2006A, 4.625%, 12/01/22 – AMBAC Insured	6/16 at 100.00	BBB+	6,249,262

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (4)	367,965

100	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A, 6.500%, 6/15/20	6/18 at 100.00	B1	107,732
34,665	Total Nevada			35,649,870

	New Hampshire – 0.1%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	171,461
900	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	745,596

310	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	342,733

1,180	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.000%, 4/01/29 (Mandatory put 10/01/19) (Alternative Minimum Tax)	No Opt. Call	B1	1,186,030
2,570	Total New Hampshire			2,445,820

280	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 4.5%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
$1,780	5.000%, 2/15/26	No Opt. Call	BBB+	$1,984,647
2,900	5.000%, 2/15/27	No Opt. Call	BBB+	3,202,325

640	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series 2004, 5.250%, 1/01/19 – AMBAC Insured	10/15 at 100.00	BBB–	654,982

	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A:
200	5.250%, 6/01/20 – NPFG Insured	10/15 at 100.00	AA–	200,686
4,405	5.250%, 6/01/21 – NPFG Insured	10/15 at 100.00	AA–	4,419,581

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,440,031

335	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24	No Opt. Call	BB	344,139

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
240	2.875%, 1/01/17	No Opt. Call	N/R	239,981
400	3.250%, 1/01/18	No Opt. Call	N/R	401,428
500	3.625%, 1/01/19	No Opt. Call	N/R	505,240
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,024,210

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,280,742

	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A:
575	5.000%, 1/01/24	No Opt. Call	BBB–	639,820
650	5.000%, 1/01/25	No Opt. Call	BBB–	724,958

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,373,162

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	824,733
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,531,611

4,345	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/26	7/25 at 100.00	BBB–	4,581,194

500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	556,465

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.317%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	191,650
1,000	3.504%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	798,760

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	102,493

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	5,133,373

Nuveen Investments	281

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/15 at 100.00	BB–	$531,595

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,875	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	1,965,169
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	9/15 at 100.00	BB–	8,431,707
500	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	544,485

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A–	161,943

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,335	5.000%, 7/01/20	No Opt. Call	BB+	4,647,510
525	5.000%, 7/01/21	No Opt. Call	BB+	563,551
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,354,598

1,000	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/23	No Opt. Call	A–	1,144,900

2,555	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	2,716,042

2,435	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A–	2,698,345

9,155	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series 2007A, 5.250%, 7/01/23	7/17 at 100.00	BBB	9,712,540

10,150	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	11,086,744

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
12,981	4.500%, 6/01/23	6/17 at 100.00	BB	12,995,409
21,580	4.625%, 6/01/26	6/17 at 100.00	B+	20,790,819
15,015	5.000%, 6/01/29	6/17 at 100.00	B	12,696,384
131,451	Total New Jersey			134,197,952

	New Mexico – 0.3%

1,875	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	N/R	1,875,619

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
200	4.000%, 10/01/20	No Opt. Call	N/R	200,774
240	4.875%, 10/01/25	No Opt. Call	N/R	241,322

2,355	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	BBB	2,615,510

605	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	650,835

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	2,385,343

282	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico (continued)

$1,325	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	$1,400,459

1,000	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25	5/20 at 103.00	N/R	1,007,310
9,935	Total New Mexico			10,377,172

	New York – 5.9%

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015:
565	5.000%, 7/01/24	No Opt. Call	BBB+	655,942
450	5.000%, 7/01/26	7/25 at 100.00	BBB+	514,044
180	5.000%, 7/01/28	7/25 at 100.00	BBB+	201,973

85	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B	87,415

	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	506,733
525	4.000%, 4/01/21	No Opt. Call	BBB–	546,950
545	4.000%, 4/01/22	No Opt. Call	BBB–	564,010

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
680	4.000%, 11/01/17	No Opt. Call	BB	704,752
705	4.000%, 11/01/18	No Opt. Call	BB	734,363
735	4.000%, 11/01/19	No Opt. Call	BB	768,002
765	5.000%, 11/01/20	No Opt. Call	BB	835,671
805	5.000%, 11/01/21	No Opt. Call	BB	879,696
845	5.000%, 11/01/22	No Opt. Call	BB	921,329

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
2,605	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	2,682,160
3,000	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	3,192,960

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
200	4.000%, 5/01/22	No Opt. Call	BB+	209,882
730	5.000%, 5/01/23	No Opt. Call	BB+	815,636
3,830	5.000%, 5/01/24	No Opt. Call	BB+	4,235,099
2,895	5.000%, 5/01/26	No Opt. Call	BB+	3,162,064
1,000	5.000%, 5/01/27	No Opt. Call	BB+	1,084,510

8,250	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21	12/18 at 100.00	Ba1	9,305,835

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2015:
800	5.000%, 12/01/25	No Opt. Call	Ba1	882,952
300	5.000%, 12/01/26	No Opt. Call	Ba1	326,979

	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
2,670	5.000%, 5/01/23	No Opt. Call	A	3,130,415
7,000	5.000%, 5/01/24	No Opt. Call	A	8,240,120

Nuveen Investments	283

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	12/15 at 100.00	Ba1	$1,712,238

3,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	3,949,155

555	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Refunding Series 2013B, 4.000%, 12/01/20	No Opt. Call	A–	608,513

800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 4.000%, 12/01/23	12/22 at 100.00	A–	861,152

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	No Opt. Call	BBB+	446,740

1,715	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/26	7/24 at 100.00	BBB+	1,959,250

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/16 at 100.00	B	5,419,094

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
500	5.000%, 7/01/24	No Opt. Call	BBB	574,140
335	5.000%, 7/01/26	7/25 at 100.00	BBB	381,153
210	5.000%, 7/01/27	7/25 at 100.00	BBB	237,044
375	5.000%, 7/01/28	7/25 at 100.00	BBB	420,278

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
475	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	493,202
10,150	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	10,843,753
2,060	8.000%, 8/01/28	8/16 at 101.00	N/R	2,206,425
4,100	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	4,370,518

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A:
215	5.000%, 12/01/16	No Opt. Call	BB	221,768
500	5.000%, 12/01/21	12/16 at 100.00	BB	521,705
4,525	5.000%, 12/01/28	12/16 at 100.00	BB	4,654,822

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006B:
785	5.000%, 12/01/21	12/16 at 100.00	BB	819,077
1,480	5.000%, 12/01/28	12/16 at 100.00	BB	1,522,461
1,510	5.000%, 12/01/31	12/16 at 100.00	BB	1,545,530

2,075	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	2,083,321

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
170	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	BB+	179,071
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	BB+	78,730
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	BB+	182,971
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	661,194
195	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	BB+	202,599
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	1,032,440
275	4.300%, 1/01/26 – AMBAC Insured	1/17 at 100.00	BB+	276,815

284	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,370	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	BB	$4,387,699

250	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	10/15 at 100.00	BB	253,758

2,165	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	2,392,996

21,750	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34	11/24 at 100.00	N/R	22,594,553

5,250	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014, 0.000%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	B+	5,237,085

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph?s Hospital Health Center Project, Series 2014A:
1,000	5.000%, 7/01/19	No Opt. Call	BB	1,084,340
1,250	4.625%, 7/01/22	7/19 at 100.00	BB	1,330,450

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
770	5.000%, 12/01/20	No Opt. Call	BBB	877,084
1,000	6.500%, 12/01/28	12/15 at 100.00	BBB	1,018,460

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	75,405

185	Rockland County, New York, General Obligation Bonds, Various Purpose Series 2010B, 2.000%, 9/01/15	No Opt. Call	BBB	185,179

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
2,705	5.250%, 12/01/16	No Opt. Call	N/R	2,801,866
8,600	5.000%, 12/01/23	6/17 at 100.00	N/R	8,894,894

6,065	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28	11/16 at 100.00	BBB–	6,195,701

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	100,517

1,400	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008B, 5.375%, 6/01/28	6/18 at 100.00	BBB–	1,363,824

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
200	4.750%, 6/01/22	6/16 at 100.00	BBB–	200,782
21,280	5.000%, 6/01/26	6/16 at 100.00	BB–	21,634,312
165,070	Total New York			174,283,556

	North Carolina – 0.1%

1,000	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25	No Opt. Call	N/R	1,001,390

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006, 5.400%, 10/01/27	10/16 at 100.00	N/R	1,027,390

Nuveen Investments	285

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008:
$1,085	5.500%, 10/01/21	4/18 at 100.00	BBB	$1,167,916
500	6.250%, 10/01/38	4/18 at 100.00	BBB	536,075
3,585	Total North Carolina			3,732,771

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (4)	583,477

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
500	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	593,440
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	195,835
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,424,256
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,269,962
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,732,845
4,885	Total North Dakota			5,799,815

	Ohio – 4.1%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,590	5.375%, 6/01/24	6/17 at 100.00	B–	8,953,210
13,000	5.125%, 6/01/24	6/17 at 100.00	B–	10,819,120

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,320	5.000%, 12/01/24	12/22 at 100.00	N/R	2,330,579
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,180,742

2,550	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/22	11/20 at 100.00	A	2,929,925

	Dayton City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding School Facilities Construction & Improvement Series 2014:
910	5.000%, 11/01/29	No Opt. Call	Aa2	1,097,387
990	5.000%, 11/01/30	No Opt. Call	Aa2	1,193,000

	Franklin County, Ohio Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement, Series 2014:
150	5.000%, 11/15/23	No Opt. Call	A–	171,231
205	5.000%, 11/15/24	No Opt. Call	A–	234,530
200	5.000%, 11/15/25	11/24 at 100.00	A–	226,212
500	5.000%, 11/15/26	11/24 at 100.00	A–	557,965

5,000	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	5,125,300

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A3	1,904,777
5,000	5.250%, 6/01/26	No Opt. Call	A3	5,717,350

560	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A, 5.000%, 12/01/22	12/16 at 100.00	N/R	566,082

2,425	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	2,564,680

286	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	$1,509,330

270	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	289,983

2,590	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	A+	2,966,327

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
100	5.000%, 2/15/19	No Opt. Call	BB+	107,852
2,445	5.000%, 2/15/20	No Opt. Call	BB+	2,665,001
1,000	5.000%, 2/15/21	No Opt. Call	BB+	1,096,540
2,250	5.000%, 2/15/27	2/23 at 100.00	BB+	2,410,290

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	Baa1	2,208,420

400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Corp. Project, Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	BBB–	405,572

3,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	3,313,380

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	9,823,854

2,635	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	2,720,796

	Ohio State Treasurer, Tax-Exempt Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass Project, Series 2015:
1,000	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,135,770
1,820	5.000%, 12/31/25 (Alternative Minimum Tax)	6/25 at 100.00	Baa2	2,055,162
1,000	5.000%, 12/31/26 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	1,142,760

2,000	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/15 at 100.00	B–	2,002,940

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/15 at 100.00	B–	265,474

635	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	No Opt. Call	BB–	721,658

9,010	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33	No Opt. Call	BBB–	9,335,802

1,000	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	1,071,860

500	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A–	556,220

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	258,393

	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB	320,409
595	5.000%, 12/01/24	No Opt. Call	BB	634,246

Nuveen Investments	287

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)
$415	5.000%, 12/01/25	12/24 at 100.00	BB	$438,750
850	5.500%, 12/01/29	12/24 at 100.00	BB	914,141

1,760	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/16 at 100.00	B–	1,759,982

	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003:
8,590	5.250%, 12/01/23	10/15 at 101.00	BB	8,642,227
145	5.375%, 12/01/35	12/15 at 100.00	BB	145,551

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,646,301
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,417,850

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27 (WI/DD, Settling 8/03/15)	3/25 at 100.00	N/R	9,111,775
118,125	Total Ohio			120,666,706

	Oklahoma – 1.0%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,197,977

2,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	2,673,375

2,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	3,074,381

17,625	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (WI/DD, Settling 8/17/15) (Alternative Minimum Tax)	No Opt. Call	BB–	19,131,938
25,950	Total Oklahoma			28,077,671

	Oregon – 0.2%

650	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	704,113

840	Oregon State Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	884,596

2,000	Oregon State Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A, 5.000%, 10/01/23	10/20 at 100.00	BBB+	2,216,040

1,150	Oregon State Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	1,207,696

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	406,138

115	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Refunding Series 2006B, 5.000%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	115,618
5,160	Total Oregon			5,534,201

288	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 6.7%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
$690	6.500%, 5/01/17	No Opt. Call	BB–	$735,223
3,365	6.750%, 11/01/24	11/19 at 100.00	BB–	3,759,344
45	6.875%, 5/01/30	11/19 at 100.00	BB–	50,942

2,200	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3	2,208,800

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	435,076

290	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17 (ETM)	No Opt. Call	N/R (4)	304,857

865	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	905,603

2,365	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	2,455,248

6,455	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	10/15 at 101.00	N/R	6,527,683

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A:
2,800	5.000%, 5/01/30	No Opt. Call	Baa2	2,990,512
2,000	5.000%, 5/01/32	No Opt. Call	Baa2	2,120,200

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 0.000%, 4/01/41	No Opt. Call	BBB–	2,016,780

13,050	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 0.000%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	BBB–	13,155,966

1,070	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	1,066,565

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A1	267,400

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB–	191,226

2,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	No Opt. Call	BB–	2,562,318

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,870,724

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BBB–	2,101,282

1,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	1,005,560

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,059,970

Nuveen Investments	289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
$1,095	5.000%, 5/01/22	No Opt. Call	Baa3	$1,237,131
655	5.000%, 5/01/23	No Opt. Call	Baa3	741,414
500	5.000%, 5/01/24	No Opt. Call	Baa3	566,710

8,450	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Keystone Obligatyed Group, Series 2006A, 5.000%, 12/15/26	12/16 at 100.00	BB	8,655,589

2,445	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/26	No Opt. Call	BBB	2,752,361

7,620	Delaware Valley Regional Finance Authority, Bucks, Chester, Delaware and Montgomery Counties, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.808%, 6/01/27	No Opt. Call	A+	6,824,320

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA	164,703

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	568,411

270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	288,592

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	875,225
870	5.000%, 7/01/22	No Opt. Call	BBB–	968,127
405	5.000%, 7/01/24	No Opt. Call	BBB–	450,955
1,000	5.000%, 7/01/29	No Opt. Call	BBB–	1,076,150

2,455	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/25	No Opt. Call	BBB–	2,724,338

100	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Bonds, Series 2002A, 5.000%, 7/15/24 – AGM Insured	10/15 at 100.00	AA	100,212

1,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/18 – AGM Insured	10/15 at 100.00	AA	1,003,300

1,500	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/29	5/25 at 100.00	A	1,701,000

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,042,500

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,072,550
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,057,890

1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/15 – FGIC Insured	No Opt. Call	AA–	1,016,210

3,420	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33	7/24 at 100.00	N/R	3,545,104

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	BBB+	1,305,336
1,200	5.000%, 10/01/25	10/24 at 100.00	BBB+	1,327,404
2,000	5.000%, 10/01/26	10/24 at 100.00	BBB+	2,183,400

290	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
$4,240	5.000%, 1/15/25	No Opt. Call	Baa2	$4,687,871
2,000	5.250%, 1/15/26	1/25 at 100.00	Baa2	2,227,160

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,150,580

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,012,700

1,625	Moon Industrial Development Authority Revenue Refunding Bonds, Pennsylvania, Baptist Homes Society, Refunding Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	1,685,076

6,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/15 at 100.00	B–	6,049,758

7,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 0.000%, 12/01/40	No Opt. Call	Baa3	7,542,375

4,100	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds, Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	Baa2 (4)	4,786,709

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
500	5.000%, 6/30/23 (Alternative Minimum Tax)	No Opt. Call	BBB	573,240
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	402,791
3,600	5.000%, 12/31/24 (Alternative Minimum Tax)	No Opt. Call	BBB	4,151,628
3,700	5.000%, 6/30/25 (Alternative Minimum Tax)	No Opt. Call	BBB	4,270,688
2,120	5.000%, 12/31/25 (Alternative Minimum Tax)	No Opt. Call	BBB	2,443,533
3,415	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	3,906,384

1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B+	1,153,460

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	191,006

1,525	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc. Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	10/15 at 100.00	BBB	1,526,556

3,320	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	3,545,793

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	79,316

1,840	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007A, 5.500%, 7/01/30	7/17 at 100.00	BB+	1,882,854

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2007B:
4,290	5.000%, 7/01/17	No Opt. Call	BB+	4,565,032
7,465	5.500%, 7/01/26	7/17 at 100.00	BB+	7,761,734

Nuveen Investments	291

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$25,475	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BB+	$27,010,124

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	107,879

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	202,151

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	10/15 at 100.00	AA–	148,247

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2003B, 4.350%, 9/01/20 – AMBAC Insured	10/15 at 100.00	N/R	960,730

1,000	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,020,520

500	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	551,660

3,265	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005, 5.000%, 12/01/26 – RAAI Insured	12/15 at 100.00	AA	3,292,426

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	419,262

3,225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.000%, 11/15/34	11/17 at 100.00	AA	2,803,783

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,220,200
186,865	Total Pennsylvania			196,373,437

	Rhode Island – 0.4%

2,000	Providence Public Building Authority, Rhode Island, Revenue Bonds, Various Capital Projects, Series 2011A, 5.875%, 6/15/26 – AGM Insured	6/21 at 100.00	AA	2,291,540

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,500	5.000%, 4/01/23	No Opt. Call	Baa2	1,695,585
1,500	5.000%, 4/01/24	No Opt. Call	Baa2	1,697,130
1,910	5.000%, 4/01/25 – AGM Insured	No Opt. Call	AA	2,195,163
1,750	5.000%, 4/01/26 – AGM Insured	4/25 at 100.00	AA	1,980,895
1,110	5.000%, 4/01/27	4/25 at 100.00	Baa2	1,221,833

85	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	89,179

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,216,253

110	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	111,936
11,080	Total Rhode Island			12,499,514

	South Carolina – 0.7%

1,250	Greenwood County, South Carolina, Hospital Faciilties Revenue Bonds, Self Regional Healthcare, Refunding Series 2012B, 5.000%, 10/01/25	No Opt. Call	A+	1,410,663

292	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$6,850	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	$7,305,936

	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	2,023,957
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,263,682
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,082,640

415	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25	2/25 at 100.00	BB	414,660

960	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	1,002,826

130	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (4)	144,672

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,500	5.000%, 8/01/23	No Opt. Call	BBB+	1,687,275
400	5.250%, 8/01/24	8/23 at 100.00	BBB+	464,772

3,200	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/15 at 100.00	BB–	3,208,128
18,745	Total South Carolina			20,009,211

	South Dakota – 0.0%

80	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	AA (4)	83,979

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	175,026
240	Total South Dakota			259,005

	Tennessee – 1.5%

3,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	BBB	3,007,320

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	802,676
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,290,597

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding Series 2013, 4.000%, 2/15/23	No Opt. Call	BBB–	1,012,990

25,105	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25	11/24 at 100.00	N/R	24,869,013

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
850	5.250%, 9/01/21	No Opt. Call	A	976,999
2,445	5.250%, 9/01/24	No Opt. Call	A	2,826,885

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,259,123

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
755	5.000%, 2/01/18	No Opt. Call	A	816,306
925	5.000%, 2/01/20	No Opt. Call	A	1,029,100

Nuveen Investments	293

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)
$40	5.000%, 2/01/24	No Opt. Call	A	$45,162
190	5.000%, 2/01/25	No Opt. Call	A	214,504
41,601	Total Tennessee			43,150,675

	Texas – 8.4%

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
1,500	5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	1,559,595
3,000	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BBB–	3,076,890

1,000	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	1,030,480

455	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	468,941

95	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998D, 4.900%, 10/01/15 – NPFG Insured	No Opt. Call	AA–	95,691

2,535	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002-A4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB	2,834,181

3,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Refunding Bonds, Dow Chemical Company Project, Series 2002-B2, 4.950%, 5/15/33	5/17 at 102.00	BBB	3,192,750

2,900	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,955,941

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,068,638

700	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	683,277

1,500	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,472,925

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	BBB	71,793

180	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.000%, 12/01/15	No Opt. Call	BBB–	181,251

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D:
2,000	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	2,319,080
2,525	5.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	2,904,104

7,500	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, Learjet Inc., Series 2001A-1, 6.150%, 1/01/16 (Alternative Minimum Tax)	10/15 at 100.00	B2	7,528,725

1,170	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,272,188

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
315	5.000%, 9/01/19	No Opt. Call	BB+	353,386
255	4.000%, 9/01/20	No Opt. Call	BB+	274,918
255	5.000%, 9/01/21	No Opt. Call	BB+	285,116

294	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)
$230	5.000%, 9/01/22	No Opt. Call	BB+	$254,817
325	5.000%, 9/01/23	No Opt. Call	BB+	358,816
305	5.000%, 9/01/24	No Opt. Call	BB+	336,086
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,935,083

1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	No Opt. Call	N/R	1,030,290

4,100	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2015A, 4.020%, 10/01/29 (Mandatory put 3/01/17)	9/15 at 102.00	BB–	4,160,475

4,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	4,256,909

200	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/15 at 100.00	BB+	200,356

225	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26	9/22 at 100.00	N/R	228,598

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28	9/22 at 100.00	N/R	507,780

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	113,808
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,029,531
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,520,652

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	A3	494,194
545	5.000%, 11/15/24	No Opt. Call	A3	636,326
1,000	5.000%, 11/15/25	11/24 at 100.00	A3	1,157,660

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
1,435	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	1,691,607
965	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	1,126,387

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,005	4.500%, 7/01/16	No Opt. Call	BB–	2,015,306
5,500	5.250%, 7/01/28	7/20 at 100.00	BB–	5,378,725

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27 (WI/DD, Settling 8/05/15)	9/25 at 100.00	N/R	2,013,240

5,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	5,575,625

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	No Opt. Call	BB–	1,456,938

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,363,100

Nuveen Investments	295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$10,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	$10,591,000

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	9,771,238
28,565	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	30,894,476
1,600	5.000%, 7/01/29	7/24 at 100.00	BB–	1,677,328

1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A2	1,182,080

775	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	766,367

	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public ImprovementI District Phases 2 -5 Major Improvement Project:
4,055	6.650%, 9/01/21	3/16 at 103.00	N/R	4,169,108
2,945	6.900%, 9/01/24	3/17 at 103.00	N/R	3,047,781

	Little Elm. Texas, Valencia Public Improvement District Phase I Special Assessment Revenue Bonds, Series 2014:
860	6.400%, 9/01/23	3/18 at 103.00	N/R	896,025
805	6.650%, 9/01/28	3/18 at 103.00	N/R	838,480

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,000	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (4)	1,110,270
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (4)	393,026

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17 (ETM)	No Opt. Call	N/R (4)	26,511

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	50,806

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/23 at 100.00	N/R	492,000

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BBB–	320,958

1,245	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,302,370

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	489,329
540	5.000%, 4/01/21	No Opt. Call	BBB–	593,012
655	5.000%, 4/01/23	No Opt. Call	BBB–	718,548
690	5.000%, 4/01/24	No Opt. Call	BBB–	756,171
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	325,296
3,280	5.000%, 4/01/29	No Opt. Call	BBB–	3,464,894
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,037,970

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	AA	478,184
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,393,640

296	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	$768,565

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A:

440	4.000%, 4/01/22	No Opt. Call	BBB–	457,477
430	5.000%, 4/01/24	No Opt. Call	BBB–	471,572

1,845	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville, L.L.C. – Tarleton State University Project, Series 2013A, 5.375%, 4/01/28	4/23 at 100.00	BBB–	2,016,954

305	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/24	No Opt. Call	Baa3	334,250

	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
900	5.000%, 1/01/26	1/25 at 100.00	A3	1,038,708
1,850	5.000%, 1/01/27	1/25 at 100.00	A3	2,118,842

2,100	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	10/15 at 100.00	BB–	2,106,636

3,750	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/15 at 100.00	BB–	3,762,600

1,890	Port of Bay City Authority, Matagorda County, Texas, Revenue Bonds, Hoechst Celanese Corporation Project, Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	11/15 at 100.00	BB–	1,896,048

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Baa2	2,095,450

1,350	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	AA–	1,480,721

1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	10/15 at 100.00	BB–	1,505,040

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22	No Opt. Call	N/R	464,415

1,855	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-1, 6.125%, 11/15/20	11/15 at 100.00	N/R	1,864,368

550	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014B-2, 5.000%, 11/15/19	10/15 at 100.00	N/R	550,875

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
75	5.250%, 8/01/17	No Opt. Call	A	80,753
710	5.500%, 8/01/22	No Opt. Call	A	826,192
355	5.500%, 8/01/27	No Opt. Call	A	417,981

	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A:
245	5.000%, 7/15/34 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	BBB	245,706
5,750	5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	BBB	5,757,935

Nuveen Investments	297

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	11/17 at 100.00	BB	$1,033,540

1,845	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25 (WI/DD, Settling 8/05/15)	No Opt. Call	BB	1,927,914

8,155	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21 (WI/DD, Settling 8/05/15)	5/17 at 100.00	BB	8,164,215

2,500	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-2, 3.875%, 11/15/20 (WI/DD, Settling 8/05/15)	5/17 at 100.00	BB	2,502,675

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
280	5.625%, 12/15/17	No Opt. Call	A–	297,360
18,765	6.250%, 12/15/26	No Opt. Call	A–	22,553,466

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
200	5.000%, 12/15/19	No Opt. Call	A3	229,056
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,745,950
3,400	5.000%, 12/15/24	No Opt. Call	A3	3,846,624
7,335	5.000%, 12/15/25	No Opt. Call	A3	8,241,826
500	5.000%, 12/15/27	No Opt. Call	A3	553,135
725	5.000%, 12/15/29	No Opt. Call	A3	789,199

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
45	5.000%, 8/15/23	No Opt. Call	BBB+	52,228
500	5.000%, 8/15/24	No Opt. Call	BBB+	583,025

1,480	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	No Opt. Call	N/R	1,592,228

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,275	5.500%, 9/01/25	No Opt. Call	N/R	3,213,070
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,784,138
231,680	Total Texas			247,629,784

	Utah – 0.7%

17,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)	12/18 at 100.00	N/R	18,568,375

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,365	5.550%, 11/15/21	11/16 at 100.00	N/R	1,388,219
500	5.550%, 11/15/26	11/16 at 100.00	N/R	504,810

400	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18	No Opt. Call	BB+	405,396

195	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2008A, 6.375%, 7/15/18 (Pre-refunded 7/15/16)	7/16 at 102.00	BBB– (4)	202,872
19,960	Total Utah			21,069,672

298	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont – 0.3%

$2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	No Opt. Call	Baa3	$2,208,024

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29	7/21 at 100.00	Baa2	294,590
315	5.625%, 7/01/30	7/21 at 100.00	Baa2	351,373
460	5.750%, 7/01/31	7/21 at 100.00	Baa2	514,864

1,300	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26 (Pre-refunded 5/01/16)	5/16 at 100.00	N/R (4)	1,345,175

500	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative Minimum Tax)	No Opt. Call	B+	507,465

	Vermont Educational and Health Buildings Financing Authority, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	A–	190,810
555	5.000%, 10/01/25	10/22 at 100.00	A–	618,597
805	5.000%, 10/01/27	10/22 at 100.00	A–	884,526

2,250	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, Senior Series 2014A, 5.000%, 6/15/23 (Alternative Minimum Tax)	No Opt. Call	AA	2,538,923
8,810	Total Vermont			9,454,347

	Virgin Islands – 1.3%

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
2,000	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	2,124,200
1,180	5.000%, 10/01/32	No Opt. Call	BBB+	1,275,733

7,135	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	BBB+	8,143,461

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	1,115,810

1,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,786,500

5,800	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/18	No Opt. Call	BBB	6,218,644

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	55,318

2,220	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,416,292

1,530	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,649,570

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
200	6.625%, 10/01/29	10/19 at 100.00	Baa3	224,520
5,000	6.750%, 10/01/37	10/19 at 100.00	Baa3	5,637,050

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A:
1,225	4.750%, 7/01/16	No Opt. Call	BBB–	1,250,639
1,300	4.750%, 7/01/17	No Opt. Call	BBB–	1,348,568
2,380	5.000%, 7/01/18	No Opt. Call	BBB–	2,516,160

Nuveen Investments	299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$3,305	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	10/15 at 100.00	BBB–	$3,305,826
35,825	Total Virgin Islands			39,068,291

	Virginia – 0.9%

1,000	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	1,002,290

1,025	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25	No Opt. Call	N/R	1,041,841

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,075,834

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,123,960
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,225,060

700	Industrial Development Authority of the County of Prince William, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26	1/17 at 100.00	N/R	702,289

2,130	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25	No Opt. Call	N/R	2,078,752

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
214	5.800%, 9/01/17	No Opt. Call	N/R	229,192
2,717	6.250%, 9/01/24	9/17 at 100.00	N/R	2,888,877
1,460	6.450%, 9/01/37	9/17 at 100.00	N/R	1,546,067

1,640	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Central Virginia CSB, Series 2008B, 6.500%, 8/01/28	2/18 at 100.00	N/R	1,731,036

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23	No Opt. Call	BB+	1,586,412
1,550	5.000%, 7/01/24	No Opt. Call	BB+	1,657,229
1,635	5.000%, 7/01/25	No Opt. Call	BB+	1,742,910

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
400	5.000%, 7/01/22	No Opt. Call	BB+	432,208
1,320	5.000%, 7/01/23	No Opt. Call	BB+	1,414,908
1,390	5.000%, 7/01/24	No Opt. Call	BB+	1,486,160
1,455	5.000%, 7/01/25	No Opt. Call	BB+	1,551,030

1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/24	No Opt. Call	A–	1,172,550
25,076	Total Virginia			26,688,605

	Washington – 1.4%

1,140	King County Public Hospital District 4, Washington, Limited Tax General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,154,717

2,660	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	2,726,846

300	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
$1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	$1,271,683
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A–	1,346,449

295	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/16 at 100.00	N/R	296,661

800	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/16 at 100.00	BBB	802,312

5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.130%, 1/01/35 (IF) (5)	7/24 at 100.00	A	4,808,000

	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015:
3,040	5.000%, 7/01/24	No Opt. Call	Baa1	3,460,250
2,000	5.000%, 7/01/25	No Opt. Call	Baa1	2,281,920

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,050	5.000%, 1/01/24	No Opt. Call	A	1,210,640
690	5.000%, 1/01/25	No Opt. Call	A	799,089
720	5.000%, 1/01/26	7/25 at 100.00	A	825,739

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,080,890

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	50,180

55	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	65,654

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25 (WI/DD, Settling 8/06/15)	No Opt. Call	N/R	1,371,087

2,875	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 45 Series 2015B-3, 4.375%, 1/01/21 (WI/DD, Settling 8/06/15)	7/17 at 100.00	N/R	2,917,636

2,125	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, TEMPS 65 Series 2015B-2, 4.875%, 1/01/22 (WI/DD, Settling 8/06/15)	7/17 at 100.00	N/R	2,128,761

820	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	867,831

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	89,360

2,950	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24	No Opt. Call	N/R	3,121,425

2,925	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 50 Series 2014B-3, 5.125%, 1/01/20	10/15 at 100.00	N/R	2,926,404

2,700	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 65 Series 2014B-2, 5.375%, 1/01/20	10/15 at 100.00	N/R	2,701,889

2,350	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21	10/15 at 100.00	N/R	2,352,186
38,950	Total Washington			40,657,609

Nuveen Investments	301

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.2%

$2,220	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba1	$2,444,930

	Monongalia County Building Commission, West Virginia, Revenue Bonds, Monongalia Health System, Refunding & Improvement Series 2015:
1,870	5.000%, 7/01/25	No Opt. Call	A–	2,190,499
1,000	5.000%, 7/01/26	7/25 at 100.00	A–	1,157,900

1,500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	1,517,940
6,590	Total West Virginia			7,311,269

	Wisconsin – 2.8%

1,905	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	2,105,711

725	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	727,364

250	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/22	No Opt. Call	BBB–	273,483

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25	No Opt. Call	BB+	2,735,688

1,725	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Palm Beach Maritime Academy, Series 2014A, 6.500%, 5/01/29 (6)	5/24 at 100.00	N/R	1,724,914

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	657,324
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,310,296

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	6,908,820

325	Public Finance Authority of Wisconsin, for the Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	329,011

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A:
1,125	4.000%, 9/01/20	No Opt. Call	BB	1,165,466
1,250	5.000%, 9/01/25	No Opt. Call	BB	1,326,188

465	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB+	499,475

1,900	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB–	1,928,918

3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB–	3,006,870

1,500	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 50 Series 2014, 3.750%, 11/15/19	11/15 at 100.00	N/R	1,506,540

1,000	Public Finance Authority of Wisconsin, Senior Living Revenue Bonds, Rose Villa Project, TEMPS 65 Series 2014, 4.250%, 11/15/20	11/15 at 100.00	N/R	1,003,580

1,820	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	No Opt. Call	BBB–	1,961,285

710	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	785,059

302	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$4,715	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	$5,075,460

	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	677,487
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,305,748

2,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2013, 5.000%, 8/15/23	No Opt. Call	A+	2,448,116

2,265	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/26	No Opt. Call	A–	2,521,487

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/25	No Opt. Call	A2	2,842,473

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	BBB+	345,823
750	5.000%, 7/01/22	No Opt. Call	BBB+	862,251
1,000	5.000%, 7/01/23	No Opt. Call	BBB+	1,152,168
385	5.000%, 7/01/25	7/24 at 100.00	BBB+	438,386
670	5.000%, 7/01/26	7/24 at 100.00	BBB+	752,676

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	225,374
200	5.000%, 8/15/22	No Opt. Call	A–	224,892

5,825	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006A, 5.125%, 5/15/29	5/16 at 100.00	BBB+	5,898,393

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
250	5.000%, 3/01/23	No Opt. Call	BBB	281,161
945	5.000%, 3/01/24	No Opt. Call	BBB	1,064,342
500	5.000%, 3/01/25	3/24 at 100.00	BBB	558,463

390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21	8/16 at 100.00	A–	407,072

2,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,191,893

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,146,829

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,530,208

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,345	5.000%, 5/01/22	No Opt. Call	BBB	1,508,967
1,485	5.000%, 5/01/24	No Opt. Call	BBB	1,670,044
350	5.000%, 5/01/25	5/24 at 100.00	BBB	387,364
800	5.000%, 5/01/26	5/24 at 100.00	BBB	878,254

Nuveen Investments	303

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$7,000	5.750%, 5/01/33	5/19 at 100.00	AA–	$8,079,818
4,000	6.000%, 5/01/36	5/19 at 100.00	AA–	4,640,678
76,755	Total Wisconsin			82,071,819

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB	1,387,955
795	5.000%, 9/01/24	9/23 at 100.00	BBB	885,692
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB	1,499,316
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB	1,393,628

1,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB+	1,013,498

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,236,123
6,795	Total Wyoming			7,416,212
$2,808,370	Total Municipal Bonds (cost $2,877,833,644)			2,928,664,161

Shares	Description(1)			Value

	COMMON STOCKS – 0.0%

	Airlines – 0.0%

11,715	American Airlines Group Inc. (7)			$469,772
	Total Common Stocks (cost $363,949)			469,772
	Total Long-Term Investments (cost $2,878,197,593)			2,929,133,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	California – 0.5%

$2,000	California Municipal Finance Authority, Revenue Bonds, Northbay Healthcare Group, Variable Rate Demand Obligation Series 2013A, 2.170%, 11/01/27 (8)	11/15 at 100.00	BBB–	$2,002,800

9,430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 12/15/15 (9)	No Opt. Call	N/R	9,513,078

920	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 12/15/15 (9)	No Opt. Call	N/R	928,105

1,395	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 12/15/15 (9)	No Opt. Call	N/R	1,407,291
13,745	Total California			13,851,274

	Indiana – 0.2%

5,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Variable Rate Demand Obligations, Series 2014, 0.820%, 12/01/44 (8)	6/19 at 100.00	A-1	4,939,000

304	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 0.0%

$640	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Variable Rate Demand Obligations, Refunding Series 2013, 3.000%, 8/01/15 (8)	No Opt. Call	N/R	$640,000
$19,385	Total Short-Term Investments (cost $19,360,471)			19,430,274
	Total Investments (cost $2,897,558,064) – 100.0%			2,948,564,207
	Floating Rate Obligations – (0.3)%			(8,000,000)
	Other Assets Less Liabilities – 0.3% (10)			7,354,638
	Net Assets – 100%			$2,947,918,845

Investments in Derivatives as of July 31, 2015

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$52,000,000	Receive	Weekly USD-SIFMA	2.179%	Quarterly	9/01/15	9/01/22	$(2,706,504)
JPMorgan	111,600,000	Receive	Weekly USD-SIFMA	1.601	Quarterly	8/20/15	8/20/19	(3,174,712)
JPMorgan	32,100,000	Receive	Weekly USD-SIFMA	1.937	Quarterly	3/17/16	3/17/25	(450,781)
Morgan Stanley	43,000,000	Receive	Weekly USD-SIFMA	1.630	Quarterly	3/01/16	3/01/24	128,003
	$238,700,000							$(6,203,994)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,928,664,161	$—	$2,928,664,161
Common Stocks	469,772	—	—	469,772
Short-Term Investments:
Municipal Bonds	—	7,581,800	11,848,474	19,430,274
Investments in Derivatives:
Interest Rate Swaps*	—	(6,203,994)	—	(6,203,994)
Total	$469,772	$2,930,041,967	$11,848,474	$2,942,360,213
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	305

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $2,887,111,484.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$63,139,802
Depreciation	(9,687,079)
Net unrealized appreciation (depreciation) of investments	$53,452,723

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-SIFMA	United States Dollar-Securities Industry and Financial Market Association

306	Nuveen Investments

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.0%

	MUNICIPAL BONDS – 98.0%

	National – 1.3%

$192	Municipal Tax Exempt Asset Trust, Trust Reciept, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc., 4.390%, 12/01/26	11/15 at 100.00	N/R	$190,735

	Alabama – 4.3%

200	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 4.750%, 1/01/25 – AGM Insured	10/15 at 100.00	AA	201,500

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	230,603

90	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2009A, 6.250%, 11/01/33	11/19 at 100.00	BBB	103,586

100	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2010A, 5.800%, 5/01/34	5/20 at 100.00	BBB	114,160
640	Total Alabama			649,849

	Arizona – 1.9%

285	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	Ba1	287,194

	California – 14.2%

250	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Election 2014 Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	Aa2	287,327

250	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	A–	269,283

200	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 10/01/32	10/24 at 100.00	AA–	231,494

250	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	293,001

200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	6/17 at 100.00	B	156,386

100	Hemet Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/39	3/25 at 100.00	N/R	106,525

215	Hollister Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Community Development Project, Refunding Series 2014, 5.000%, 10/01/27 – BAM Insured	10/24 at 100.00	AA	249,277

250	Riverside Unified School District Finance Authority, Riverside County, California, Special Tax Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/31 – BAM Insured	3/25 at 100.00	AA	282,912

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	72,005

175	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	188,531
2,040	Total California			2,136,741

Nuveen Investments	307

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 2.9%

$200	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	$209,724

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,415

105	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A	131,640
405	Total Colorado			441,779

	Connecticut – 1.3%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/16 at 100.00	B1	202,096

	District of Columbia – 1.6%

200	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	242,214

	Florida – 3.1%

200	Industrial Development Board of the City of Selma, Florida, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	199,460

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	262,200
450	Total Florida			461,660

	Guam – 2.4%

150	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	164,208

195	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	200,417
345	Total Guam			364,625

	Hawaii – 1.4%

200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	No Opt. Call	N/R	203,570

	Illinois – 2.3%

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	Caa1	211,546

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/16	No Opt. Call	N/R	129,465
470	Total Illinois			341,011

	Indiana – 0.7%

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	112,349

	Iowa – 3.2%

250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	254,800

205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	223,497
455	Total Iowa			478,297

308	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 1.5%

$200	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	$224,318

	Maine – 1.5%

200	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/30	7/24 at 100.00	A+	221,914

	Maryland – 3.0%

100	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	Ba1	101,666

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	12/16 at 100.00	N/R	279,999

65	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	70,671
665	Total Maryland			452,336

	Massachusetts – 1.3%

180	Massachusetts Development Finance Agency, Massachusetts, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	No Opt. Call	A–	199,350

	Michigan – 1.4%

200	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	203,222

	Minnesota – 1.8%

250	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015, 5.250%, 11/15/35	11/20 at 100.00	BBB–	263,590

	Mississippi – 1.8%

220	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	275,141

	Nebraska – 4.0%

100	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	107,681

200	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	226,000

250	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/40	1/22 at 100.00	A1	274,543
550	Total Nebraska			608,224

	Nevada – 1.3%

200	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series 2006, 5.150%, 9/01/20	9/15 at 100.00	N/R	190,966

	New Jersey – 1.0%

130	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	147,507

Nuveen Investments	309

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 13.7%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$105	6.000%, 7/15/30	1/20 at 100.00	BBB–	$120,451
250	0.000%, 7/15/35	No Opt. Call	BBB–	98,065

200	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	212,572

250	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A–	279,185

200	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/39	7/24 at 100.00	A3	221,510

200	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	213,196

175	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	10/15 at 100.00	BB	177,630

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	252,405

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40	No Opt. Call	N/R	263,528

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	227,904
2,080	Total New York			2,066,446

	North Carolina – 1.8%

250	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	264,953

	Ohio – 2.1%

225	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	187,254

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	BB+	129,422
345	Total Ohio			316,676

	Oklahoma – 1.1%

150	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	No Opt. Call	BB–	162,825

	Pennsylvania – 3.6%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	105,775

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Baa3	223,614

200	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	204,104
500	Total Pennsylvania			533,493

310	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 1.5%

$200	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/30	8/23 at 100.00	BBB+	$223,868

	Tennessee – 1.5%

200	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26	No Opt. Call	A	228,774

	Texas – 7.6%

200	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	204,592

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45 (WI/DD, Settling 8/05/15)	9/25 at 100.00	N/R	100,637

100	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	105,635

200	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015, 5.000%, 1/01/21	No Opt. Call	A	229,656

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/25	No Opt. Call	A3	224,726

135	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/33	8/24 at 100.00	BBB+	148,268

125	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	BBB	129,104
1,060	Total Texas			1,142,618

	Virgin Islands – 1.4%

200	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/18	No Opt. Call	BBB	214,436

	Virginia – 1.7%

250	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45	3/25 at 100.00	N/R	254,258

	Washington – 1.4%

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45 (WI/DD, Settling 8/06/15)	7/25 at 100.00	N/R	203,700

	Wisconsin – 1.4%

200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	217,016
$14,422	Total Long-Term Investments (cost $14,771,406)			14,727,751
	Other Assets Less Liabilities – 2.0%			307,486
	Net Assets – 100%			$15,035,237

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	311

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	July 31, 2015 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$14,727,751	$—	$14,727,751

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $14,766,901.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$114,904
Depreciation	(154,054)
Net unrealized appreciation (depreciation) of investments	$(39,150)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(WI/DD)	Investment, or portion of investment purchase on a when-issued or delayed delivery basis.

312	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 29, 2015